UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22774

Name of Fund:	BlackRock Multi-Sector Income Trust (BIT)

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Multi-Sector Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2022

Date of reporting period: 04/30/2022

Item 1 – Report to Stockholders

(a) The Report to Shareholders is attached herewith.

APRIL 30, 2022

2022 Semi-Annual Report (Unaudited)

BlackRock Multi-Sector Income Trust (BIT)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Supplemental Information  (unaudited)

Section 19(a) Notices

BlackRock Multi-Sector Income Trust’s (BIT) (the “Trust”) amounts and sources of distributions reported are estimates and are being provided to you pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Trust’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The Trust will provide a Form 1099-DIV each calendar year that will tell you how to report these distributions for U.S. federal income tax purposes.

April 30, 2022

	Total Cumulative Distributions for the Fiscal Period						% Breakdown of the Total Cumulative Distributions for the Fiscal Period

Trust Name	Net Income	Net Realized Capital Gains Short-Term	Net Realized Capital Gains Long-Term	Return of Capital	(a)	Total Per Common Share	Net Income	Net Realized Capital Gains Short-Term	Net Realized Capital Gains Long-Term	Return of Capital	Total Per Common Share

BIT	$0.492937	$—	$—	$0.249263		$0.742200	66%	—%	—%	34%	100%

(a)

The Trust estimates that it has distributed more than its net income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Trust is returned to the shareholder. A return of capital does not necessarily reflect the Trust’s investment performance and should not be confused with “yield” or “income.” When distributions exceed total return performance, the difference will reduce the Trust’s net asset value per share.

Section 19(a) notices for the Trust, as applicable, are available on the BlackRock website at blackrock.com.

Section 19(b) Disclosure

The Trust, acting pursuant to a U.S. Securities and Exchange Commission (“SEC”) exemptive order and with the approval of the Trust’s Board of Trustees (the “Board”), has adopted a managed distribution plan, consistent with its investment objectives and policies to support a level distribution of income, capital gains and/or return of capital (the “Plan”). In accordance with the Plan, the Trust currently distributes the following fixed amounts per share on a monthly basis:

Exchange Symbol	Amount Per Common Share

BIT	$0.1237

The fixed amounts distributed per share are subject to change at the discretion of the Trust’s Board. Under its Plan, the Trust will distribute all available net income to its shareholders as required by the Internal Revenue Code of 1986, as amended (the “Code”). If sufficient income (inclusive of net income and short-term capital gains) is not earned on a monthly basis, the Trust will distribute long-term capital gains and/or return of capital to shareholders in order to maintain a level distribution. Each monthly distribution to shareholders is expected to be at the fixed amount established by the Board; however, the Trust may make additional distributions from time to time, including additional capital gain distributions at the end of the taxable year, if required to meet requirements imposed by the Code and/or the Investment Company Act of 1940, as amended (the “1940 Act”).

Shareholders should not draw any conclusions about the Trust’s investment performance from the amount of these distributions or from the terms of the Plan. The Trust’s total return performance is presented in its financial highlights table.

The Board may amend, suspend or terminate the Trust’s Plan at any time without prior notice to the Trust’s shareholders if it deems such actions to be in the best interests of the Trust or its shareholders. The suspension or termination of the Plan could have the effect of creating a trading discount (if the Trust’s stock is trading at or above net asset value) or widening an existing trading discount. The Trust is subject to risks that could have an adverse impact on its ability to maintain level distributions. Examples of potential risks include, but are not limited to, economic downturns impacting the markets, changes in interest rates, decreased market volatility, companies suspending or decreasing corporate dividend distributions and changes in the Code. Please refer to BIT’s prospectus for a more complete description of the Trust’s risks.

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The Markets in Review

Dear Shareholder,

The 12-month reporting period as of April 30, 2022 saw the emergence of significant challenges that disrupted the economic recovery and strong financial markets which characterized 2021. The U.S. economy shrank in the first quarter of 2022, ending the run of robust growth which followed reopening and the development of the COVID-19 vaccines. Rapid changes in consumer spending led to supply constraints and elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the invasion has presented challenges for both investors and policymakers.

Equity prices were mixed but mostly down, as persistently high inflation drove investors’ expectations for higher interest rates, particularly weighing on relatively high valuation growth stocks and economically sensitive small-capitalization stocks. Overall, small-capitalization U.S. stocks declined, while large-capitalization U.S. stocks were nearly flat. Both emerging market stocks and international equities from developed markets fell significantly, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose during the reporting period as increasing inflation drove investors’ expectations for higher interest rates. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation is growing faster than expected, raised interest rates in March 2022, the first increase of this business cycle. Furthermore, the Fed wound down its bond-buying programs and raised the prospect of reversing the flow and reducing its balance sheet. Continued high inflation and the Fed’s new tone led many analysts to anticipate that the Fed will continue to raise interest rates multiple times throughout the year.

Looking ahead, however, the horrific war in Ukraine has significantly clouded the outlook for the global economy, leading to major volatility in energy and metal markets. Sanctions on Russia, Europe’s top energy supplier, and general wartime disruption are likely to drive already-high commodity prices even higher. We believe sharp increases in energy prices will exacerbate inflationary pressure while also constraining economic growth. Combating inflation without stifling a recovery, while buffering against ongoing supply and price shocks amid the ebb and flow of the pandemic, will be an especially challenging environment for setting effective monetary policy. Despite the likelihood of more rate increases on the horizon, we believe the Fed will err on the side of protecting employment, even at the expense of higher inflation.

In this environment, we favor an overweight to equities, as valuations have become more attractive and inflation-adjusted interest rates remain low. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and healthcare, are particularly attractive in the long term. We favor U.S. equities due to strong earnings momentum, while Japanese equities should benefit from supportive monetary and fiscal policy. We are underweight credit overall, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities for additional yield. We believe that international diversification and a focus on sustainability and quality can help provide portfolio resilience.

Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of April 30, 2022

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(9.65)%	0.21%

U.S. small cap equities (Russell 2000® Index)	(18.38)	(16.87)

International equities (MSCI Europe, Australasia, Far East Index)	(11.80)	(8.15)

Emerging market equities (MSCI Emerging Markets Index)	(14.15)	(18.33)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.07	0.08

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(10.29)	(8.86)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(9.47)	(8.51)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(7.90)	(7.88)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(7.40)	(5.22)

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T	3

4

The Benefits and Risks of Leveraging	BlackRock Multi-Sector Income Trust (BIT)

The Trust may utilize leverage to seek to enhance the distribution rate on, and net asset value (“NAV”) of, its common shares (“Common Shares”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.

In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by the Trust on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of the Trust (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Trust’s shareholders benefit from the incremental net income. The interest earned on securities purchased with the proceeds from leverage (after paying the leverage costs) is paid to shareholders in the form of dividends, and the value of these portfolio holdings (less the leverage liability) is reflected in the per share NAV.

To illustrate these concepts, assume the Trust’s capitalization is $100 million and it utilizes leverage for an additional $30 million, creating a total value of $130 million available for investment in longer-term income securities. If prevailing short-term interest rates are 3% and longer-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, the Trust’s financing costs on the $30 million of proceeds obtained from leverage are based on the lower short-term interest rates. At the same time, the securities purchased by the Trust with the proceeds from leverage earn income based on longer-term interest rates. In this case, the Trust’s financing cost of leverage is significantly lower than the income earned on the Trust’s longer-term investments acquired from such leverage proceeds, and therefore the holders of Common Shares (“Common Shareholders”) are the beneficiaries of the incremental net income.

However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other costs of leverage exceed the Trust’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Trust had not used leverage. Furthermore, the value of the Trust’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the amount of the Trust’s obligations under its leverage arrangement generally does not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the Trust’s NAV positively or negatively. Changes in the future direction of interest rates are very difficult to predict accurately, and there is no assurance that the Trust’s intended leveraging strategy will be successful.

The use of leverage also generally causes greater changes in the Trust’s NAV, market price and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV and market price of the Trust’s shares than if the Trust were not leveraged. In addition, the Trust may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause the Trust to incur losses. The use of leverage may limit the Trust’s ability to invest in certain types of securities or use certain types of hedging strategies. The Trust incurs expenses in connection with the use of leverage, all of which are borne by shareholders and may reduce income to the shareholders. Moreover, to the extent the calculation of the Trust’s investment advisory fees includes assets purchased with the proceeds of leverage, the investment advisory fees payable to the Trust’s investment adviser will be higher than if the Trust did not use leverage.

The Trust may utilize leverage through reverse repurchase agreements as described in the Notes to Financial Statements, if applicable.

Under the Investment Company Act of 1940, as amended (the “1940 Act”), the Trust is permitted to issue debt up to 33 1/3% of its total managed assets. The Trust may voluntarily elect to limit its leverage to less than the maximum amount permitted under the 1940 Act.

If the Trust segregates or designates on its books and records cash or liquid assets having a value not less than the value of the Trust’s obligations under a reverse repurchase agreement (including accrued interest) then such transaction is not considered a senior security and is not subject to the foregoing limitations and requirements imposed by the 1940 Act.

Derivative Financial Instruments

The Trust may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Trust’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Trust can realize on an investment and/or may result in lower distributions paid to shareholders. The Trust’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

T H E B E N E F I T S A N D R I S K S O F L E V E R A G I N G / D E R I V A T I V E F I N A N C I A L I N S T R U M E N T S	5

Trust Summary as of April 30, 2022	BlackRock Multi-Sector Income Trust (BIT)

Investment Objective

BlackRock Multi-Sector Income Trust’s (BIT) (the “Trust”) primary investment objective is to seek high current income, with a secondary objective of capital appreciation. The Trust seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its assets in loan and debt instruments and other investments with similar economic characteristics. The Trust may invest directly in such securities or synthetically through the use of derivatives. Additionally, as part of the Trust’s investments in loans, the Trust may make loans directly to borrowers either as a sole lender or by acting as a member of a syndicate of original lenders.

No assurance can be given that the Trust’s investment objective will be achieved.

Trust Information

Symbol on New York Stock Exchange	BIT
Initial Offering Date	February 27, 2013
Current Distribution Rate on Closing Market Price as of April 30, 2022 ($15.80)(a)	9.39%
Current Monthly Distribution per Common Share(b)	$0.1237
Current Annualized Distribution per Common Share(b)	$1.4844
Leverage as of April 30, 2022(c)	37%

(a)

Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a return of capital. Past performance is not an indication of future results.

(b)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(c)

Represents reverse repurchase agreements as a percentage of total managed assets, which is the total assets of the Trust (including any assets attributable to any borrowings) minus the sum of its liabilities (other than borrowings representing financial leverage). Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary

	04/30/22	10/31/21	Change	High	Low

Closing Market Price	$15.80	$18.90	(16.40)%	$18.95	$15.17
Net Asset Value	16.20	17.98	(9.90)	18.01	16.20

Performance

Returns for the period ended April 30, 2022 were as follows:

		Average Annual Total Returns

	6-month	1 Year	5 Years	Since Inception	(a)

Trust at NAV(b)(c)	(5.85)%	(4.93)%	5.43%	7.27%
Trust at Market Price(b)(c)	(12.65)	(7.32)	6.27	6.45

Bloomberg U.S. Aggregate Bond Index(d)	(9.47)	(8.51)	1.20	1.62

(a)	The Trust commenced operations on February 27, 2013.
(b)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices. Performance results reflect the Trust’s use of leverage.
(c)	The Trust moved from a premium to NAV to a discount during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(d)	A broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not an indication of future results.

The Trust is presenting the performance of one or more indices for informational purposes only. The Trust is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Trust’s investment strategies, portfolio components or past or future performance.

More information about the Trust’s historical performance can be found in the “Closed End Funds” section of blackrock.com.

The following discussion relates to the Trust’s absolute performance based on NAV:

What factors influenced performance?

Against the backdrop of a sharp rise in interest rates, most of the Trust’s sector exposures weighed on performance. Allocations to both high yield and investment grade corporate bonds were among the leading detractors. Exposure to emerging market, sovereign plus and non-dollar developed international market bonds detracted as well. Holdings of a range of securitized asset categories were in negative territory, including residential mortgage-backed securities (“MBS”), non-agency adjustable-rate mortgage-backed securities (“ARMS”), commercial mortgage-backed securities (“CMBS”), asset-backed securities (“ABS”) and collateralized mortgage obligations (“CMOs”). Finally, exposure to municipal bonds detracted as well.

Positive contributors to performance included holdings of U.S Treasuries, floating rate loan interest and collateralized loan obligations. The Trust’s practice of maintaining a specified level of monthly distributions to shareholders did not have a material impact on the Trust’s investment strategy.

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Trust Summary as of April 30, 2022 (continued)	BlackRock Multi-Sector Income Trust (BIT)

During the period, the Trust held derivatives including U.S. futures and interest rate swaps, primarily as hedging vehicles. The use of derivatives had a positive impact on performance over the period.

Describe recent portfolio activity.

Over the period, the Trust’s exposure to cash and cash equivalent securities was increased, while exposure to 30-year pass-through MBS, high yield corporate credit, municipal bonds, emerging market bonds, non-agency ARMS and CMOs was trimmed.

Describe portfolio positioning at period end.

At period end, the Trust maintained a diversified exposure within non-government spread sectors, including U.S. high yield corporate bonds, non-agency ARMS, CMOs, investment grade corporate bonds, emerging market debt, ABS and CMBS.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Overview of the Trust’s Total Investments

PORTFOLIO ALLOCATION

Asset Type	04/30/22		10/31/21

Corporate Bonds	52%		55%
U.S. Government Sponsored Agency Securities	14		13
Asset-Backed Securities	8		7
Non-Agency Mortgage-Backed Securities	7		7
Floating Rate Loan Interests	7		5
Preferred Securities	6		7
Short-Term Securities	4		3
Foreign Agency Obligations	2		3
Other*	—	(a)	—(a)

CREDIT QUALITY ALLOCATION

Credit Rating(b)(c)	04/30/22		10/31/21

AAA/Aaa(d)	14%		14%
AA/Aa	—	(a)	—
A	2		3
BBB/Baa	14		16
BB/Ba	28		26
B	21		22
CCC/Caa	8		7
CC	4		4
C	3		2
N/R	6	(e)	6

(a)	Rounds to less than 1% of total investments.
(b)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)	Excludes common stocks, warrants, short-term securities, options purchased and options written.
(d)	Includes U.S. Government Sponsored Agency Securities which are deemed AAA/Aaa by the investment adviser.
(e)

The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of April 30, 2022, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1% of the Trust’s total investments.

*	Includes one or more investment categories that individually represents less than 1% of the Trust’s total investments. Please refer to the Schedule of Investments for details.

T R U S T S U M M A R Y	7

Schedule of Investments (unaudited) April 30, 2022	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities
Ajax Mortgage Loan Trust, Series 2017-D, Class B, 0.00%, 12/25/57(a)(b)(c)(d)(e)	USD	22	$19,503
ALM 2020 Ltd., Series 2020-1A, Class D, (3 mo. LIBOR US + 6.00%), 7.04%, 10/15/29(b)(c)		287	275,002
American Homes 4 Rent Trust, Series 2014-SFR2, Class E, 6.23%, 10/17/36(c)		2,000	2,017,666
AMMC CLO 19 Ltd., Series 2016-1A, Class E, (3 mo. LIBOR US + 7.00%), 8.04%, 10/15/28(b)(c)		1,000	995,304
Anchorage Capital CLO Ltd.(b)(c)
Series 2014-5RA, Class E, (3 mo. LIBOR US + 5.40%), 6.44%, 01/15/30		860	838,618
Series 2015-7A, Class D1R2, (3 mo. LIBOR US + 3.50%), 4.74%, 01/28/31		250	248,758
Argent Securities Trust, Series 2006-W5, Class A1A, (1 mo. LIBOR US + 0.30%), 0.97%, 06/25/36(b)		4,481	3,238,266
Bain Capital Credit CLO Ltd., Series 2020-2A, Class DR, (3 mo. LIBOR US + 3.30%), 4.34%, 07/19/34(b)(c)		250	246,318
Bear Stearns Asset-Backed Securities I Trust, Series 2006-HE9, Class 2A, (1 mo. LIBOR US + 0.14%), 0.81%, 11/25/36(b)		1,333	1,304,631
Benefit Street Partners CLO XX Ltd., Series 2020- 20A, Class CR, (3 mo. LIBOR US + 2.05%), 3.09%, 07/15/34(b)(c)		250	243,347
Brookside Mill CLO Ltd., Series 2013-1A, Class DR, (3 mo. LIBOR US + 2.65%), 3.69%, 01/17/28(b)(c)		250	249,357
Carrington Mortgage Loan Trust(b)
Series 2006-FRE2, Class A2, (1 mo. LIBOR US + 0.12%), 0.79%, 10/25/36		3,208	2,900,779
Series 2006-FRE2, Class A5, (1 mo. LIBOR US + 0.08%), 0.75%, 03/25/35(d)		6,610	5,956,673
CarVal CLO III Ltd., Series 2019-2A, Class E, (3 mo. LIBOR US + 6.44%), 7.50%, 07/20/32(b)(c)		500	487,576
C-BASS Trust, Series 2006-CB7, Class A4, (1 mo. LIBOR US + 0.32%), 0.99%, 10/25/36(b)		4,612	3,661,108
CIFC Funding Ltd., Series 2020-1A, Class DR, (3 mo. LIBOR US + 3.10%), 4.14%, 07/15/36(b)(c)		500	491,004
Citigroup Mortgage Loan Trust, Series 2006-FX1, Class A7, 5.78%, 10/25/36		358	280,499
Clear Creek CLO, Series 2015-1A, Class DR, (3 mo. LIBOR US + 2.95%), 4.01%, 10/20/30(b)(c)		250	240,673
Countrywide Asset-Backed Certificates, Series 2006- 26, Class 1A, (1 mo. LIBOR US + 0.14%), 0.81%, 06/25/37(b)		581	543,214
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 1A, (1 mo. LIBOR US + 0.14%), 0.69%, 01/15/37(b)		543	513,303
Elevation CLO Ltd., Series 2021-12A, Class E, (3 mo. LIBOR US + 7.27%), 8.33%, 04/20/32(b)(c)		250	240,574
Fremont Home Loan Trust(b)
Series 2006-A, Class 2A3, (1 mo. LIBOR US + 0.32%), 0.99%, 05/25/36		4,367	3,085,482
Series 2006-D, Class 2A3, (1 mo. LIBOR US + 0.15%), 0.82%, 11/25/36		6,520	2,798,603
Galaxy XXI CLO Ltd., Series 2015-21A, Class ER, (3 mo. LIBOR US + 5.25%), 6.31%, 04/20/31(b)(c)		500	462,781

Security		Par (000)		Value

Asset-Backed Securities (continued)
Generate CLO 2 Ltd., Series 2015-1A, Class ER, (3 mo. LIBOR US + 5.65%), 6.79%, 01/22/31(b)(c)	USD	250		$235,617
Gulf Stream Meridian 1 Ltd., Series 2020-IA, Class E, (3 mo. LIBOR US + 6.45%), 7.49%, 04/15/33(b)(c)		500		489,550
Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-E, Class 2A3, (1 mo. LIBOR US + 0.17%), 0.84%, 04/25/37(b)		3,685		2,833,497
HPS Loan Management Ltd., Series 8A-2016, Class ER, (3 mo. LIBOR US + 5.50%), 6.56%, 07/20/30(b)(c)		1,000		936,363
Kayne CLO 6 Ltd., Series 2019-6A, Class E, (3 mo. LIBOR US + 7.53%), 8.59%, 01/20/33(b)(c)		500		487,405
Long Beach Mortgage Loan Trust(b)
Series 2006-10, Class 2A3, (1 mo. LIBOR US + 0.16%), 0.83%, 11/25/36.		9,910		3,755,570
Series 2006-7, Class 2A3, (1 mo. LIBOR US + 0.16%), 0.99%, 08/25/36		5,297		2,521,944
Madison Park Funding XXIX Ltd., Series 2018-29A, Class E, (3 mo. LIBOR US + 5.70%), 6.74%, 10/18/30(b)(c)		500		478,856
Mastr Asset-Backed Securities Trust, Series 2006- HE2, Class A3, (1 mo. LIBOR US + 0.30%), 0.97%, 06/25/36(b)		7,650		3,547,040
Neuberger Berman CLO Ltd., Series 2015-20A, (3 mo. LIBOR US + 6.50%), 7.54%, 07/15/34(b)(c)		710		673,005
Neuberger Berman Loan Advisers CLO 37 Ltd., Series 2020-37A, Class CR, (3 mo. LIBOR US + 1.80%), 2.86%, 07/20/31(b)(c)		400		394,039
Oaktree CLO Ltd., Series 2015-1A, Class DR, (3 mo. LIBOR US + 5.20%), 6.26%, 10/20/27(b)(c)		1,000		992,621
Octagon Investment Partners 31 LLC, Series 2017- 1A, Class E, (3 mo. LIBOR US + 6.30%), 7.36%, 07/20/30(b)(c)		500		483,221
Octagon Investment Partners XXII Ltd., Series 2014- 1A, Class DRR, (3 mo. LIBOR US + 2.75%), 3.89%, 01/22/30(b)(c)		500		486,164
OZLM XXI Ltd., Series 2017-21A, Class D, (3 mo. LIBOR US + 5.54%), 6.60%, 01/20/31(b)(c)		250		237,901
Palmer Square Loan Funding Ltd., Series 2019-3A, Class B, (3 mo. LIBOR US + 2.10%), 2.58%, 08/20/27(b)(c)		750		748,097
Regional Management Issuance, 3.88%, 10/17/33(a)		1,110		1,035,075
Renaissance Home Equity Loan Trust, Series 2007-3, Class AF2, 7.00%, 09/25/37		3,696		1,874,364
Rockford Tower CLO Ltd., Series 2017-2A, Class DR, (3 mo. LIBOR US + 2.85%), 3.89%, 10/15/29(b)(c)		500		491,405
Saxon Asset Securities Trust, Series 2007-3, Class 2A3, (1 mo. LIBOR US + 0.40%), 1.07%, 09/25/47(b)		4,051		3,903,056
Scholar Funding Trust, Series 2013-A, Class R, 0.00%, 01/30/45(a)(e)		—	(f)	1,256,894
TICP CLO VII Ltd., Series 2017-7A, Class ER, (3 mo. LIBOR US + 7.05%), 8.09%, 04/15/33(b)(c)		250		243,883
Treman Park CLO Ltd., Series 2015-1A, Class DRR, (3 mo. LIBOR US + 2.65%), 3.71%, 10/20/28(b)(c)		1,500		1,485,882
TRESTLES CLO Ltd., Series 2017-1A, Class CR, (3 mo. LIBOR US + 2.90%), 4.08%, 04/25/32(b)(c)		250		244,939

8	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Unique Pub Finance Co. PLC(g)
Series M, 7.40%, 03/28/24	GBP	2,209	$2,868,524
Series N, 6.46%, 03/30/32		50	73,661
WaMu Asset-Backed Certificates Trust, Series 2007- HE3, Class 2A3, (1 mo. LIBOR US + 0.24%), 0.91%, 05/25/37(b)	USD	6,270	5,797,248

Total Asset-Backed Securities — 11.5% (Cost: $69,625,022)			69,914,860

		Shares

Common Stocks

Aerospace & Defense — 0.4%
Raytheon Technologies Corp.		25,650	2,434,441

Building Products — 0.2%
Carrier Global Corp.		25,650	981,626

Diversified Telecommunication Services — 0.0%
Liberty Global PLC, Class A(h)		247	5,622

Machinery — 0.1%
Otis Worldwide Corp.		12,825	934,173

Total Common Stocks — 0.7% (Cost: $2,975,709)			4,355,862

		Par (000)

Corporate Bonds

Aerospace & Defense — 2.5%
Amsted Industries, Inc., 5.63%, 07/01/27(c)	USD	185	183,613
Bombardier, Inc.(c)
7.50%, 12/01/24		210	208,950
7.50%, 03/15/25		38	36,860
7.13%, 06/15/26		817	751,640
7.88%, 04/15/27		698	650,236
6.00%, 02/15/28		580	501,700
7.45%, 05/01/34		100	95,000
Embraer Netherlands Finance BV, 6.95%, 01/17/28(c)		269	269,417
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26(c)		464	409,480
Howmet Aerospace, Inc., 5.13%, 10/01/24		2	2,035
Lockheed Martin Corp., 4.09%, 09/15/52(i)		451	433,844
Raytheon Technologies Corp., 3.75%, 11/01/46(i)		700	619,090
Rolls-Royce PLC, 5.75%, 10/15/27(c)(i)		1,145	1,103,585
Spirit AeroSystems, Inc.(c)
5.50%, 01/15/25		236	233,640
7.50%, 04/15/25		40	40,500
TransDigm, Inc.
8.00%, 12/15/25(c)(i)		825	858,676
6.25%, 03/15/26(c)(i)		6,999	6,964,005
6.38%, 06/15/26		58	57,272
7.50%, 03/15/27		134	135,005
4.63%, 01/15/29		469	408,114

Security		Par (000)	Value

Aerospace & Defense (continued)
TransDigm, Inc. (continued)
4.88%, 05/01/29	USD	382	$334,728
Triumph Group, Inc., 8.88%, 06/01/24(c)		1,055	1,091,735

			15,389,125

Airlines — 1.9%
Air Canada, 3.88%, 08/15/26(c)		401	370,795
American Airlines Pass-Through Trust, Series 2013-2, Class A, 4.95%, 01/15/23		429	426,718
American Airlines, Inc., 11.75%, 07/15/25(c)		405	465,750
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(c)
5.50%, 04/20/26		976	967,668
5.75%, 04/20/29		1,158	1,115,603
Avianca Midco 2 Ltd., 9.00%, 12/01/28(c)		304	288,922
Azul Investments LLP
5.88%, 10/26/24(g)		200	178,225
7.25%, 06/15/26(c)		230	196,334
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(c)		98	96,472
Deutsche Lufthansa AG(g)
3.75%, 02/11/28	EUR	100	95,487
3.50%, 07/14/29		100	91,670
Gol Finance SA, 8.00%, 06/30/26(c)	USD	200	174,850
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26(c)		317	309,121
International Consolidated Airlines Group SA(g)
2.75%, 03/25/25	EUR	100	98,631
3.75%, 03/25/29		100	90,754
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27(c)(i)	USD	860	877,183
United Airlines Pass-Through Trust
Series 2015-1, Class A, 3.70%, 12/01/22(i)		3,570	3,583,568
Series 2020-1, Class A, 5.88%, 10/15/27(i)		763	778,867
Series 2020-1, Class B, 4.88%, 01/15/26		50	48,125
United Airlines, Inc.(c)
4.38%, 04/15/26(i)		588	567,714
4.63%, 04/15/29		744	682,620

			11,505,077

Auto Components — 1.0%
Aptiv PLC, 4.40%, 10/01/46(i)		280	243,033
Clarios Global LP/Clarios U.S. Finance Co.(c)(i)
6.25%, 05/15/26		1,403	1,417,030
8.50%, 05/15/27		3,085	3,083,087
Clarios Global LP/Clarios US Finance Co., 4.38%, 05/15/26(g)	EUR	101	101,824
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28(c)	USD	436	426,513
Dornoch Debt Merger Sub, Inc., 6.63%, 10/15/29(c)		142	116,440
Faurecia SE(g)
2.75%, 02/15/27	EUR	100	92,259
3.75%, 06/15/28		100	93,844
Goodyear Tire & Rubber Co., 5.63%, 04/30/33	USD	392	337,637
IHO Verwaltungs GmbH, (4.63% PIK), 3.88%, 05/15/27(g)(j)	EUR	100	95,650
ZF Finance GmbH(g)
3.00%, 09/21/25		100	99,954
2.00%, 05/06/27		100	90,198

			6,197,469

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Automobiles — 1.9%
Allison Transmission, Inc.(c)
5.88%, 06/01/29	USD	306	$302,092
3.75%, 01/30/31		375	324,375
Asbury Automotive Group, Inc.
4.50%, 03/01/28		168	156,660
4.75%, 03/01/30		164	146,980
5.00%, 02/15/32(c)		201	178,388
Carvana Co.(c)
5.50%, 04/15/27(i)		371	296,893
4.88%, 09/01/29(i)		286	208,723
10.25%, 05/01/30(d)		213	206,078
Constellation Automotive Financing PLC, 4.88%, 07/15/27(g)	GBP	100	108,141
Ford Motor Co.
0.00%, 03/15/26(e)(k)	USD	282	299,343
3.25%, 02/12/32		797	647,722
Ford Motor Credit Co. LLC
5.13%, 06/16/25(i)		397	396,007
3.38%, 11/13/25		200	192,036
4.39%, 01/08/26(i)		1,250	1,206,250
2.70%, 08/10/26		376	335,196
4.13%, 08/17/27		320	296,656
3.82%, 11/02/27		200	182,000
2.90%, 02/16/28		376	322,420
5.11%, 05/03/29		214	202,765
4.00%, 11/13/30(i)		937	810,505
3.63%, 06/17/31		200	166,250
General Motors Co., 6.25%, 10/02/43(i)		2,194	2,267,568
General Motors Financial Co., Inc., 4.25%, 05/15/23(i)		326	329,746
Goodyear Tire & Rubber Co.
5.00%, 07/15/29		167	148,914
5.25%, 07/15/31		203	175,088
Group 1 Automotive, Inc., 4.00%, 08/15/28(c)		59	53,084
Jaguar Land Rover Automotive PLC, 4.50%, 07/15/28(g)	EUR	100	88,024
Ken Garff Automotive LLC, 4.88%, 09/15/28(c)	USD	156	141,966
LCM Investments Holdings II LLC, 4.88%, 05/01/29(c)		373	326,867
Lithia Motors, Inc., 3.88%, 06/01/29(c)		167	150,796
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(c)		228	180,690
Penske Automotive Group, Inc.
3.50%, 09/01/25		104	100,360
3.75%, 06/15/29(c)		87	74,194
Renault SA, 2.38%, 05/25/26(g)	EUR	100	95,547
Sonic Automotive, Inc., 4.63%, 11/15/29(c)	USD	76	65,380
TML Holdings Pte. Ltd., 4.35%, 06/09/26(g)		200	182,750
Wabash National Corp., 4.50%, 10/15/28(c)		281	235,197

			11,601,651

Banks — 1.3%
Banco Bilbao Vizcaya Argentaria SA, (5 year USD Swap + 3.87%), 6.13%(b)(i)(l)		2,000	1,857,500
Banco BPM SpA, (5 year EUR Swap + 3.17%), 2.88%, 06/29/31(b)(g)	EUR	100	97,689
Banco de Sabadell SA, (5 year EUR Swap + 2.95%), 2.50%, 04/15/31(b)(g)		100	96,771
Banco GNB Sudameris SA, (5 year CMT + 6.66%), 7.50%, 04/16/31(b)(c)	USD	161	147,245

Security		Par (000)	Value

Banks (continued)
Bangkok Bank PCL, (5 year CMT + 4.73%), 5.00%(b)(g)(l)	USD	205	$199,401
Bank Leumi Le-Israel BM, (5 year CMT + 1.63%), 3.28%, 01/29/31(b)(c)(g)		343	312,644
Bank Tabungan Negara Persero Tbk PT, 4.20%, 01/23/25(g)		200	193,022
BBK BSC, 5.50%, 07/09/24(g)		289	291,583
Chong Hing Bank Ltd., (5 year CMT + 3.86%), 5.70%(b)(g)(l)		250	249,813
Commerzbank AG, (5 year EUR Swap + 6.36%), 6.13%(b)(g)(l)	EUR	200	205,715
Grupo Aval Ltd., 4.38%, 02/04/30(c)	USD	200	169,185
Intesa Sanpaolo SpA, 5.02%, 06/26/24(c)(i)		2,888	2,818,936
NBK Tier 1 Ltd., (6 year USD Swap + 2.88%), 3.63%(b)(c)(l)		356	323,804
Standard Chartered PLC, (5 year USD ICE Swap + 1.97%), 4.87%, 03/15/33(b)(c)(i)		500	482,853
Wells Fargo & Co., Series BB, (5 year CMT + 3.45%), 3.90%(b)(l)		465	424,289

			7,870,450

Beverages — 1.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46(i)		2,160	2,128,966
ARD Finance SA, (6.50% Cash or 7.25% PIK), 6.50%, 06/30/27(c)(i)(j)		864	726,224
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/29(c)(i)		1,546	1,324,968
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(c)
4.13%, 08/15/26		510	471,750
4.75%, 07/15/27	GBP	100	107,830
Ball Corp.
5.25%, 07/01/25	USD	44	45,100
2.88%, 08/15/30		46	38,681
3.13%, 09/15/31		481	402,496
Canpack SA/Canpack U.S. LLC, 3.13%, 11/01/25(c)		211	194,648
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26		45	47,813
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/24(c)(i)		1,030	1,005,538
OI European Group BV, 2.88%, 02/15/25(g)	EUR	100	101,946
Silgan Holdings, Inc., 4.13%, 02/01/28	USD	71	66,208
Trivium Packaging Finance BV(c)(i)
5.50%, 08/15/26		1,189	1,148,871
8.50%, 08/15/27		1,924	1,899,950

			9,710,989

Biotechnology — 0.1%
Cidron Aida Finco SARL, 5.00%, 04/01/28(g)	EUR	100	94,802
Gilead Sciences, Inc., 4.75%, 03/01/46(i)	USD	700	693,100

			787,902

Building Materials(c) — 0.6%
Cornerstone Building Brands, Inc., 6.13%, 01/15/29(i)		513	426,842
CP Atlas Buyer, Inc., 7.00%, 12/01/28		247	206,245
Jeld-Wen, Inc., 6.25%, 05/15/25		189	193,016
Masonite International Corp.
Class C, 5.38%, 02/01/28		161	154,141
Class C, 3.50%, 02/15/30		273	230,003

10	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Building Materials (continued)
New Enterprise Stone & Lime Co., Inc.
5.25%, 07/15/28	USD	103	$94,146
9.75%, 07/15/28		48	47,160
SRM Escrow Issuer LLC, 6.00%, 11/01/28		643	617,280
Standard Industries, Inc.
5.00%, 02/15/27		48	45,480
4.75%, 01/15/28		68	62,560
4.38%, 07/15/30(i)		952	793,830
3.38%, 01/15/31(i)		296	236,403
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29		227	212,813

			3,319,919

Building Products — 0.7%
Advanced Drainage Systems, Inc., 5.00%, 09/30/27(c)		255	246,394
Beacon Roofing Supply, Inc., 4.13%, 05/15/29(c)		128	112,657
Foundation Building Materials, Inc., 6.00%, 03/01/29(c)(i)		247	200,996
GYP Holdings III Corp., 4.63%, 05/01/29(c)		300	265,875
LBM Acquisition LLC, 6.25%, 01/15/29(c)		433	352,354
Lowe’s Cos., Inc., 4.65%, 04/15/42(i)		400	387,788
Patrick Industries, Inc., 4.75%, 05/01/29(c)		81	69,457
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26(c)		329	320,709
SRS Distribution, Inc.(c)
4.63%, 07/01/28		556	509,024
6.13%, 07/01/29		499	440,357
6.00%, 12/01/29		614	538,785
White Cap Buyer LLC, 6.88%, 10/15/28(c)(i)		572	524,095
White Cap Parent LLC, (8.25% PIK), 8.25%, 03/15/26(c)(j)		268	258,620

			4,227,111

Capital Markets — 0.8%
Charles Schwab Corp., Series H, (10 year CMT + 3.08%), 4.00%(b)(l)		1,060	898,477
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(c)		273	245,018
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.25%, 05/15/26		498	493,727
5.25%, 05/15/27(i)		723	675,405
4.38%, 02/01/29		261	225,173
Intercorp Peru Ltd., 3.88%, 08/15/29(c)		270	239,676
Kane Bidco Ltd.(g)
5.00%, 02/15/27	EUR	100	99,221
6.50%, 02/15/27	GBP	100	116,354
NFP Corp.(c)
4.88%, 08/15/28	USD	554	504,140
6.88%, 08/15/28(i)		1,132	1,005,839
Raymond James Financial, Inc., 4.95%, 07/15/46(i)		400	414,726

			4,917,756

Chemicals — 2.0%
Alpek SAB de CV, 3.25%, 02/25/31(c)		285	240,789
Ashland LLC, 3.38%, 09/01/31(c)		373	322,645
Axalta Coating Systems LLC, 3.38%, 02/15/29(c)		745	644,596
Braskem Idesa SAPI, 6.99%, 02/20/32(c)		305	271,450
Braskem Netherlands Finance BV, (5 year CMT + 8.22%), 8.50%, 01/23/81(b)(c)		337	346,655
Chemours Co., 4.00%, 05/15/26	EUR	200	197,080

Security		Par (000)	Value

Chemicals (continued)
Diamond (BC) B.V., 4.63%, 10/01/29(c)	USD	402	$345,812
Element Solutions, Inc., 3.88%, 09/01/28(c)		1,728	1,544,400
Equate Petrochemical BV, 2.63%, 04/28/28(c)		200	182,000
EverArc Escrow SARL, 5.00%, 10/30/29(c)		703	616,404
GCP Applied Technologies, Inc., 5.50%, 04/15/26(c)		199	200,741
HB Fuller Co., 4.25%, 10/15/28		125	111,886
Herens Holdco SARL, 4.75%, 05/15/28(c)		671	588,803
Herens Midco SARL, 5.25%, 05/15/29(g)	EUR	100	86,928
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28(c)	USD	465	441,750
Ingevity Corp., 3.88%, 11/01/28(c)		105	93,975
Kobe U.S. Midco 2, Inc., (9.25% Cash or 10.00% PIK), 9.25%, 11/01/26(c)(j)		294	287,753
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29(c)		144	125,280
Lune Holdings SARL, 5.63%, 11/15/28(g)	EUR	100	96,950
Minerals Technologies, Inc., 5.00%, 07/01/28(c)	USD	218	203,553
Monitchem HoldCo. 3 SA, 5.25%, 03/15/25(g)	EUR	100	101,803
Nobian Finance BV, 3.63%, 07/15/26(g)		100	93,231
NOVA Chemicals Corp., 4.88%, 06/01/24(c)	USD	80	78,900
Sasol Financing USA LLC
6.50%, 09/27/28		290	284,925
5.50%, 03/18/31		320	286,400
SCIH Salt Holdings, Inc., 6.63%, 05/01/29(c)(i)		187	149,162
SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, 11/01/26(c)		305	278,313
Scotts Miracle-Gro Co.
4.00%, 04/01/31		220	180,950
4.38%, 02/01/32		34	28,390
Sherwin-Williams Co., 4.50%, 06/01/47(i)		310	295,825
SPCM SA, 3.13%, 03/15/27(c)		200	176,500
WESCO Distribution, Inc.(c)
7.13%, 06/15/25		830	862,163
7.25%, 06/15/28		547	564,778
WR Grace Holdings LLC(c)
5.63%, 10/01/24(i)		300	300,750
5.63%, 08/15/29		1,650	1,405,635

			12,037,175

Commercial Services & Supplies — 0.8%
ADT Security Corp., 4.13%, 06/15/23		16	15,904
Albion Financing 1 SARL/Aggreko Holdings, Inc., 6.13%, 10/15/26(c)		222	206,460
APX Group, Inc., 5.75%, 07/15/29(c)		342	280,218
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.38%, 03/01/29(c)		135	126,563
BCP V Modular Services Finance II PLC, 4.75%, 11/30/28(g)	EUR	100	95,201
EC Finance PLC, 3.00%, 10/15/26(g)		200	203,078
Fortress Transportation & Infrastructure Investors LLC(c)
6.50%, 10/01/25	USD	97	92,393
5.50%, 05/01/28		396	341,550
Herc Holdings, Inc., 5.50%, 07/15/27(c)		369	361,509
Hertz Corp.(c)
4.63%, 12/01/26		161	146,755
5.00%, 12/01/29		256	224,000
Loxam SAS, 4.50%, 02/15/27(g)	EUR	101	101,755
Metis Merger Sub LLC, 6.50%, 05/15/29(c)	USD	273	237,510
NESCO Holdings II, Inc., 5.50%, 04/15/29(c)		305	287,411

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Services & Supplies (continued)
PECF USS Intermediate Holding III Corp., 8.00%, 11/15/29(c)	USD	284	$261,990
Prime Security Services Borrower LLC/Prime Finance, Inc.(c)
5.25%, 04/15/24		178	177,777
5.75%, 04/15/26(i)		416	398,840
Ritchie Bros Auctioneers, Inc., 5.38%, 01/15/25(c)(i)		157	157,416
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/29(c)		690	648,088
United Rentals North America, Inc.
5.50%, 05/15/27		173	176,027
5.25%, 01/15/30		170	164,900
Verisure Holding AB, 3.25%, 02/15/27(g)	EUR	100	94,761

			4,800,106

Communications Equipment — 0.5%
Avaya, Inc., 6.13%, 09/15/28(c)(i)	USD	651	603,967
Ciena Corp., 4.00%, 01/31/30(c)		133	121,280
CommScope Technologies LLC, 6.00%, 06/15/25(c)		101	88,375
CommScope, Inc.(c)
6.00%, 03/01/26		103	97,150
8.25%, 03/01/27		646	549,100
7.13%, 07/01/28(i)		188	149,930
4.75%, 09/01/29		354	295,976
Nokia OYJ, 4.38%, 06/12/27(i)		177	171,690
ViaSat, Inc.(c)
5.63%, 09/15/25		372	341,310
5.63%, 04/15/27		87	80,692
6.50%, 07/15/28		360	310,950
Viavi Solutions, Inc., 3.75%, 10/01/29(c)		434	390,483

			3,200,903

Construction Materials(c) — 0.3%
American Builders & Contractors Supply Co., Inc.
4.00%, 01/15/28(i)		444	414,030
3.88%, 11/15/29		60	53,004
BCPE Empire Holdings, Inc., 7.63%, 05/01/27		139	130,275
H&E Equipment Services, Inc., 3.88%, 12/15/28		76	66,199
IAA, Inc., 5.50%, 06/15/27		443	433,033
Thor Industries, Inc., 4.00%, 10/15/29		215	181,699
Williams Scotsman International, Inc., 4.63%, 08/15/28		316	299,078
Winnebago Industries, Inc., 6.25%, 07/15/28		176	174,680

			1,751,998

Consumer Discretionary — 1.7%
APi Escrow Corp., 4.75%, 10/15/29(c)		128	115,200
APi Group DE, Inc., 4.13%, 07/15/29(c)		168	149,945
Carnival Corp.
10.13%, 02/01/26(g)	EUR	100	114,990
10.50%, 02/01/26(c)(i)	USD	846	930,600
5.75%, 03/01/27(c)(i)		1,146	1,037,720
9.88%, 08/01/27(c)		488	525,940
4.00%, 08/01/28(c)		1,442	1,298,002
6.00%, 05/01/29(c)		797	715,307
CoreLogic, Inc., 4.50%, 05/01/28(c)		663	587,438
Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer, Inc., 5.00%, 02/01/26(c)		114	106,983
Life Time, Inc.(c)
5.75%, 01/15/26		329	319,229
8.00%, 04/15/26		276	269,471
Lindblad Expeditions LLC, 6.75%, 02/15/27(c)		334	327,737

Security		Par (000)	Value

Consumer Discretionary (continued)
NCL Corp. Ltd.(c)
5.88%, 03/15/26	USD	348	$321,486
7.75%, 02/15/29		140	135,800
NCL Finance Ltd., 6.13%, 03/15/28(c)		693	623,700
Nielsen Finance LLC/Nielsen Finance Co.(c)
5.63%, 10/01/28		633	613,396
5.88%, 10/01/30		242	232,088
Royal Caribbean Cruises Ltd.(c)
10.88%, 06/01/23		114	119,273
9.13%, 06/15/23		195	201,305
11.50%, 06/01/25		154	167,429
5.50%, 08/31/26		145	135,110
5.38%, 07/15/27		489	449,364
5.50%, 04/01/28(i)		575	524,687
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(c)		233	205,623

			10,227,823

Consumer Finance — 1.4%
American Express Co., (5 year CMT + 2.85%), 3.55%(b)(l)		940	809,669
Block, Inc., 3.50%, 06/01/31(c)(i)		1,135	950,562
HealthEquity, Inc., 4.50%, 10/01/29(c)		514	469,667
Iron Mountain U.K. PLC, 3.88%, 11/15/25(g)	GBP	100	123,570
MPH Acquisition Holdings LLC, 5.50%, 09/01/28(c)	USD	280	259,350
Muthoot Finance Ltd., 4.40%, 09/02/23(g)		200	197,740
Navient Corp.
7.25%, 09/25/23(i)		91	93,275
6.13%, 03/25/24		105	105,591
5.88%, 10/25/24		76	75,430
5.50%, 03/15/29		347	305,128
OneMain Finance Corp.
6.88%, 03/15/25		263	264,315
7.13%, 03/15/26		295	298,687
3.50%, 01/15/27		389	341,744
6.63%, 01/15/28		262	258,775
5.38%, 11/15/29		83	74,492
4.00%, 09/15/30		171	139,992
Sabre GLBL, Inc.(c)
9.25%, 04/15/25		311	331,691
7.38%, 09/01/25		336	339,846
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 4.63%, 11/01/26(c)		451	431,832
Shift4 Payments, Inc., 0.00%, 12/15/25(e)(k)		446	429,052
SLM Corp., 3.13%, 11/02/26		221	201,937
Verscend Escrow Corp., 9.75%, 08/15/26(c)(i)		1,936	1,994,080

			8,496,425

Containers & Packaging — 0.4%
Clydesdale Acquisition Holdings, Inc.(c)
6.63%, 04/15/29		485	483,787
8.75%, 04/15/30		409	373,801
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26		513	496,761
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26		258	257,033
Graphic Packaging International LLC(c)
4.75%, 07/15/27		104	100,819
3.50%, 03/15/28		22	19,800
3.50%, 03/01/29		78	68,835
Intertape Polymer Group, Inc., 4.38%, 06/15/29(c)		171	175,938
Klabin Austria GmbH, 3.20%, 01/12/31(c)		315	251,213

12	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Containers & Packaging (continued)
LABL, Inc., 5.88%, 11/01/28(c)	USD	332	$303,552
Sealed Air Corp.(c)
5.13%, 12/01/24		54	54,945
4.00%, 12/01/27		92	86,480

			2,672,964

Diversified Consumer Services — 1.5%
Allied Universal Holdco LLC/Allied Universal Finance Corp.(c)
6.63%, 07/15/26		2,705	2,614,220
9.75%, 07/15/27(i)		812	788,123
6.00%, 06/01/29(i)		1,655	1,369,512
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 SARL
3.63%, 06/01/28(g)	EUR	100	90,462
4.63%, 06/01/28(c)(i)	USD	900	796,500
4.63%, 06/01/28(c)		710	623,025
Clarivate Science Holdings Corp.(c)
3.88%, 07/01/28		518	461,020
4.88%, 07/01/29(i)		754	664,485
Garda World Security Corp.(c)
4.63%, 02/15/27		311	279,900
9.50%, 11/01/27(i)		119	116,918
Graham Holdings Co., 5.75%, 06/01/26(c)		135	136,012
Rekeep SpA, 7.25%, 02/01/26(g)	EUR	100	106,483
Service Corp. International
5.13%, 06/01/29	USD	107	105,548
3.38%, 08/15/30		341	293,260
4.00%, 05/15/31		454	408,600
Sotheby’s, 7.38%, 10/15/27(c)		537	529,509

			9,383,577

Diversified Financial Services — 1.8%
Acuris Finance U.S., Inc./Acuris Finance SARL, 5.00%, 05/01/28(c)		514	470,310
ASG Finance Designated Activity Co., 7.88%, 12/03/24(c)		262	250,865
Barclays PLC, 5.20%, 05/12/26		200	202,512
BNP Paribas SA, (5 year CMT + 3.34%), 4.63%(b)(c)(l)		1,750	1,474,287
Castlelake Aviation Finance DAC, 5.00%, 04/15/27(c)		95	85,500
Central Garden & Pet Co.
4.13%, 10/15/30		244	210,921
4.13%, 04/30/31(c)		224	192,080
Citigroup, Inc.(b)(l)
(5 year CMT + 3.42%), 3.88%(i)		2,000	1,806,640
Series W, (5 year CMT + 3.60%), 4.00%		200	181,500
Series Y, (5 year CMT + 3.00%), 4.15%		630	557,298
Deutsche Bank AG, (5 year EURIBOR ICE Swap Rate + 3.30%), 4.00%, 06/24/32(b)(g)	EUR	100	100,748
doValue SpA, 3.38%, 07/31/26(g)		100	98,891
Garfunkelux Holdco 3 SA, 7.75%, 11/01/25(g)	GBP	100	122,759
Global Aircraft Leasing Co. Ltd., (6.50% Cash or 7.25% PIK), 6.50%, 09/15/24(c)(j)	USD	275	239,011
Goldman Sachs Group, Inc., Series R, (5 year CMT + 3.22%), 4.95%(b)(i)(l)		900	866,250
HSBC Holdings PLC
4.38%, 11/23/26(i)		370	366,143
(5 year CMT + 3.25%), 4.70%(b)(i)(l)		465	395,250
(5 year CMT + 3.65%), 4.60%(b)(l)		200	169,500
Intrum AB, 3.00%, 09/15/27(g)	EUR	100	93,378

Security		Par (000)	Value

Diversified Financial Services (continued)
ION Trading Technologies SARL, 5.75%, 05/15/28(c)	USD	246	$230,317
Jefferies Finance LLC/JFIN Co.-Issuer Corp., 5.00%, 08/15/28(c)		415	377,654
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(c)
4.25%, 02/01/27		408	375,034
4.75%, 06/15/29		174	156,092
Lloyds Banking Group PLC, (5 year CMT + 4.82%), 6.75%(b)(i)(l)		515	518,708
Manappuram Finance Ltd., 5.90%, 01/13/23(g)		200	199,690
Operadora de Servicios Mega SA de CV Sofom ER, 8.25%, 02/11/25(c)		501	315,630
Shriram Transport Finance Co. Ltd., 5.95%, 10/24/22(g)		320	318,800
Spectrum Brands, Inc.(c)
5.00%, 10/01/29		153	142,290
5.50%, 07/15/30		198	184,260
3.88%, 03/15/31		59	49,412
UBS Group AG, (5 year CMT + 3.31%), 4.38%(b)(c)(l)		210	175,287

			10,927,017

Diversified Telecommunication Services — 3.1%
AT&T, Inc.(i)
4.65%, 06/01/44		111	105,443
4.85%, 07/15/45		389	375,106
4.75%, 05/15/46		2,545	2,521,710
Consolidated Communications, Inc., 6.50%, 10/01/28(c)(i)		840	731,928
Level 3 Financing, Inc.
5.38%, 05/01/25		146	144,730
4.63%, 09/15/27(c)		127	114,141
4.25%, 07/01/28(c)(i)		407	343,915
3.63%, 01/15/29(c)		230	186,659
3.75%, 07/15/29(c)		235	190,938
Lumen Technologies, Inc.
5.13%, 12/15/26(c)(i)		826	743,400
4.00%, 02/15/27(c)		611	543,356
4.50%, 01/15/29(c)(i)		731	577,600
5.38%, 06/15/29(c)		582	473,928
Series U, 7.65%, 03/15/42		286	255,999
Series W, 6.75%, 12/01/23(i)		620	630,075
Series Y, 7.50%, 04/01/24(i)		368	377,936
Oi SA, (10.00% Cash or 8.00% Cash + 4.00% PIK), 10.00%, 07/27/25(j)		383	305,395
SoftBank Group Corp.(g)
4.50%, 04/20/25	EUR	100	101,275
3.13%, 09/19/25		100	96,913
2.88%, 01/06/27		100	89,671
Sprint Capital Corp.
6.88%, 11/15/28	USD	1,778	1,951,515
8.75%, 03/15/32(i)		927	1,178,055
Switch Ltd.(c)
3.75%, 09/15/28		399	374,062
4.13%, 06/15/29		788	752,540
Telecom Italia Capital SA
6.38%, 11/15/33		191	166,886
6.00%, 09/30/34(i)		569	486,647
7.20%, 07/18/36		137	123,583
7.72%, 06/04/38		71	66,651
Telecom Italia SpA
4.00%, 04/11/24(g)	EUR	100	105,480

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
Telecom Italia SpA (continued)
5.30%, 05/30/24(c)(i)	USD	202	$198,212
2.75%, 04/15/25(g)	EUR	100	100,086
1.63%, 01/18/29(g)		200	168,518
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 01/15/30(c)	USD	185	154,280
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 4.75%, 04/15/28(c)		330	294,525
Verizon Communications, Inc., 3.70%, 03/22/61(i)		1,250	1,004,917
Zayo Group Holdings, Inc.(c)
4.00%, 03/01/27		1,253	1,090,110
6.13%, 03/01/28(i)		1,912	1,601,300

			18,727,485

Education — 0.0%
Grand Canyon University, 5.13%, 10/01/28		249	239,663

Electric Utilities — 1.0%
Duke Energy Corp., 4.80%, 12/15/45(i)		1,500	1,431,353
Empresas Publicas de Medellin ESP, 4.25%, 07/18/29(c)		309	259,715
Enel Finance International NV, 3.63%, 05/25/27(c)(i)		1,250	1,222,450
FirstEnergy Corp.
2.65%, 03/01/30		345	292,570
Series B, 2.25%, 09/01/30		27	22,545
Series C, 7.38%, 11/15/31		43	49,313
Series C, 3.40%, 03/01/50		1,032	768,840
FirstEnergy Transmission LLC(c)
5.45%, 07/15/44		500	491,079
4.55%, 04/01/49		206	177,526
NextEra Energy Operating Partners LP(c)
4.25%, 07/15/24		205	203,501
4.25%, 09/15/24		11	10,808
NPC Ukrenergo, 6.88%, 11/09/26(c)		205	63,550
Virginia Electric & Power Co., Series A, 6.00%, 05/15/37(i)		750	855,301

			5,848,551

Electrical Equipment(c) — 0.1%
Gates Global LLC/Gates Corp., 6.25%, 01/15/26		490	477,750
GrafTech Finance, Inc., 4.63%, 12/15/28		176	160,644

			638,394

Electronic Equipment, Instruments & Components — 0.6%
BWX Technologies, Inc.(c)
4.13%, 06/30/28		22	20,405
4.13%, 04/15/29		265	245,125
Corning, Inc., 4.38%, 11/15/57(i)		1,915	1,729,116
Energizer Holdings, Inc.(c)
6.50%, 12/31/27		150	144,000
4.38%, 03/31/29		24	19,985
Imola Merger Corp., 4.75%, 05/15/29(c)(i)		785	730,050
Vertiv Group Corp., 4.13%, 11/15/28(c)		872	759,730
Xerox Corp., 4.80%, 03/01/35		71	56,090

			3,704,501

Energy Equipment & Services — 0.4%
Archrock Partners LP/Archrock Partners Finance Corp.(c)
6.88%, 04/01/27		202	202,303

Security		Par (000)	Value

Energy Equipment & Services (continued)
Archrock Partners LP/Archrock Partners Finance Corp.(c) (continued)
6.25%, 04/01/28(i)	USD	1,057	$1,025,290
ChampionX Corp., 6.38%, 05/01/26		94	94,783
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26		212	207,760
6.88%, 09/01/27		657	642,093
Vallourec SA, 8.50%, 06/30/26(g)	EUR	32	33,799
Weatherford International Ltd.(c)
6.50%, 09/15/28	USD	17	17,170
8.63%, 04/30/30		266	263,303

			2,486,501

Environmental, Maintenance & Security Service — 0.6%
Clean Harbors, Inc.(c)(i)
4.88%, 07/15/27		297	291,060
5.13%, 07/15/29		205	201,925
Covanta Holding Corp.
4.88%, 12/01/29(c)		251	228,360
5.00%, 09/01/30		128	115,520
GFL Environmental, Inc.(c)
3.75%, 08/01/25		346	327,835
5.13%, 12/15/26		386	379,399
4.00%, 08/01/28		535	470,800
3.50%, 09/01/28		259	230,510
4.75%, 06/15/29		333	302,197
4.38%, 08/15/29		128	113,562
Stericycle, Inc., 3.88%, 01/15/29(c)		210	185,189
Tervita Corp., 11.00%, 12/01/25(c)		147	163,905
Waste Pro USA, Inc., 5.50%, 02/15/26(c)		672	597,811

			3,608,073

Equity Real Estate Investment Trusts (REITs) — 1.1%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 4.50%, 04/01/27(c)		227	205,528
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28(c)		208	188,240
Global Net Lease, Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(c)		183	164,281
Iron Mountain, Inc.(c)
5.25%, 07/15/30		366	335,453
5.63%, 07/15/32(i)		566	511,788
LMIRT Capital Pte. Ltd., 7.25%, 06/19/24(g)		232	227,360
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer, Inc.(i)
5.63%, 05/01/24		1,312	1,325,120
4.50%, 09/01/26		665	658,350
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27		68	65,247
4.63%, 08/01/29(i)		506	467,559
3.50%, 03/15/31(i)		1,372	1,165,322
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/27(i)		971	905,419
4.50%, 02/15/29(c)		227	205,088
RLJ Lodging Trust LP(c)
3.75%, 07/01/26		173	160,025

14	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
RLJ Lodging Trust LP(c) (continued)
4.00%, 09/15/29	USD	124	$110,698
Trust Fibra Uno, 5.25%, 01/30/26(c)		235	234,163

			6,929,641

Food & Staples Retailing — 1.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(c)
3.25%, 03/15/26		756	689,850
7.50%, 03/15/26(i)		127	133,485
4.63%, 01/15/27(i)		972	910,448
5.88%, 02/15/28		377	366,161
4.88%, 02/15/30		182	164,720
Bellis Acquisition Co. PLC, 3.25%, 02/16/26(g)	GBP	100	110,148
BRF GmbH, 4.35%, 09/29/26(g)	USD	200	190,163
Casino Guichard Perrachon SA, 5.25%, 04/15/27(g)	EUR	100	82,286
Health & Happiness H&H International Holdings Ltd., 5.63%, 10/24/24(g)	USD	200	186,413
Kraft Heinz Foods Co.
6.50%, 02/09/40		205	225,142
4.88%, 10/01/49(i)		513	477,621
5.50%, 06/01/50(i)		913	919,364
Lamb Weston Holdings, Inc.(c)
4.88%, 05/15/28		289	281,053
4.13%, 01/31/30		212	189,185
4.38%, 01/31/32		205	183,118
Market Bidco Finco PLC, 5.50%, 11/04/27(d)(g)	GBP	100	111,913
Ocado Group PLC, 3.88%, 10/08/26(g)		100	108,474
Performance Food Group, Inc., 4.25%, 08/01/29(c)	USD	431	383,043
Post Holdings, Inc.(c)
5.75%, 03/01/27		42	41,423
5.63%, 01/15/28		86	81,313
5.50%, 12/15/29		190	172,900
4.63%, 04/15/30		224	191,520
4.50%, 09/15/31		14	11,642
Premier Foods Finance PLC, 3.50%, 10/15/26(g)	GBP	100	114,877
U.S. Foods, Inc., 4.75%, 02/15/29(c)	USD	336	310,363

			6,636,625

Food Products(c) — 0.5%
Aramark Services, Inc., 5.00%, 04/01/25		347	343,964
Chobani LLC/Chobani Finance Corp., Inc.
7.50%, 04/15/25(i)		966	905,654
4.63%, 11/15/28		311	279,900
Frigorifico Concepcion SA, 7.70%, 07/21/28		200	172,850
Grupo Bimbo SAB de CV, (5 year CMT + 3.28%), 5.95%(b)(l)		287	287,179
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.75%, 12/01/31		357	314,160
Pilgrim’s Pride Corp.
4.25%, 04/15/31		33	30,112
3.50%, 03/01/32		714	603,330
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/29		364	328,463

			3,265,612

Gas Utilities — 0.0%
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(c)		117	106,394

Security		Par (000)	Value

Health Care Equipment & Supplies(c) — 0.5%
Avantor Funding, Inc.
4.63%, 07/15/28(i)	USD	1,164	$1,107,302
3.88%, 11/01/29		252	226,102
Embecta Corp.
5.00%, 02/15/30		126	113,715
6.75%, 02/15/30		195	189,150
Hologic, Inc., 3.25%, 02/15/29		59	52,561
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA, 7.25%, 02/01/28(i)		1,381	1,394,810

			3,083,640

Health Care Providers & Services — 4.0%
180 Medical, Inc., 3.88%, 10/15/29(c)		200	178,000
Acadia Healthcare Co., Inc., 5.00%, 04/15/29(c)		71	67,273
AdaptHealth LLC(c)
6.13%, 08/01/28		97	91,665
5.13%, 03/01/30		64	55,040
AHP Health Partners, Inc., 5.75%, 07/15/29(c)		415	374,538
Anthem, Inc., 2.75%, 10/15/42(k)		73	520,855
Cano Health LLC, 6.25%, 10/01/28(c)		159	146,678
Centene Corp.
4.25%, 12/15/27		168	162,960
2.45%, 07/15/28		1,049	915,158
4.63%, 12/15/29(i)		1,460	1,414,046
3.00%, 10/15/30		859	747,330
2.50%, 03/01/31(i)		1,563	1,299,244
2.63%, 08/01/31		538	446,922
CHS/Community Health Systems, Inc.(c)
8.00%, 03/15/26(i)		1,861	1,923,902
5.63%, 03/15/27		736	701,586
6.00%, 01/15/29		621	586,963
6.13%, 04/01/30		384	315,840
Encompass Health Corp.
4.50%, 02/01/28		59	54,547
4.75%, 02/01/30		486	439,223
4.63%, 04/01/31		270	238,275
HCA, Inc.
5.38%, 02/01/25(i)		1,193	1,227,299
5.38%, 09/01/26		229	234,383
5.63%, 09/01/28(i)		592	611,796
3.50%, 09/01/30(i)		1,203	1,077,683
Legacy LifePoint Health LLC, 4.38%, 02/15/27(c)		124	114,700
LifePoint Health, Inc., 5.38%, 01/15/29(c)(i)		477	407,835
ModivCare Escrow Issuer, Inc., 5.00%, 10/01/29(c)		121	105,875
ModivCare, Inc., 5.88%, 11/15/25(c)		91	89,180
Molina Healthcare, Inc.(c)
4.38%, 06/15/28		152	142,065
3.88%, 11/15/30		321	289,539
3.88%, 05/15/32		255	223,885
Mozart Debt Merger Sub, Inc., 5.25%, 10/01/29(c)		1,359	1,182,330
Northwell Healthcare, Inc., 4.26%, 11/01/47(i)		686	617,986
Owens & Minor, Inc., 6.63%, 04/01/30(c)		181	177,179
Prime Healthcare Services, Inc., 7.25%, 11/01/25(c)		400	401,000
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/01/26(c)(i)		129	132,557
Surgery Center Holdings, Inc.(c)
6.75%, 07/01/25(i)		782	767,337
10.00%, 04/15/27		848	886,160
Teleflex, Inc.
4.63%, 11/15/27		72	70,560
4.25%, 06/01/28(c)		325	306,313

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Providers & Services (continued)
Tenet Healthcare Corp.
4.63%, 07/15/24(i)	USD	104	$103,717
4.63%, 09/01/24(c)		433	429,211
4.88%, 01/01/26(c)		1,537	1,504,992
5.13%, 11/01/27(c)(i)		910	883,578
6.13%, 10/01/28(c)		235	225,588
4.25%, 06/01/29(c)		61	55,113
UnitedHealth Group, Inc., 4.38%, 03/15/42(i)		750	738,371
Vizient, Inc., 6.25%, 05/15/27(c)		483	498,697

			24,184,974

Health Care Technology — 0.7%
CAB SELAS, 3.38%, 02/01/28(g)	EUR	100	93,943
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27(c)	USD	341	330,344
2.38%, 03/01/28(g)	EUR	124	115,116
3.13%, 02/15/29(c)	USD	185	160,532
3.50%, 04/01/30(c)		505	439,254
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 03/01/25(c)(i)		810	807,975
Charles River Laboratories International, Inc.(c)
3.75%, 03/15/29		44	39,820
4.00%, 03/15/31		125	111,601
Chrome Bidco SASU, 3.50%, 05/31/28(g)	EUR	100	94,946
IQVIA, Inc.(c)
5.00%, 10/15/26	USD	548	545,260
5.00%, 05/15/27(i)		517	512,254
Minerva Merger Sub, Inc., 6.50%, 02/15/30(c)		697	641,547
Syneos Health, Inc., 3.63%, 01/15/29(c)(i)		650	575,022

			4,467,614

Hotels, Restaurants & Leisure — 2.8%
1011778 BC ULC/New Red Finance, Inc.(c)
3.88%, 01/15/28(i)		701	644,920
4.38%, 01/15/28		157	143,263
4.00%, 10/15/30		48	41,033
Affinity Gaming, 6.88%, 12/15/27(c)		43	40,276
Boyd Gaming Corp.(c)
8.63%, 06/01/25		62	64,634
4.75%, 06/15/31		495	447,629
Boyne USA, Inc., 4.75%, 05/15/29(c)		378	350,595
Caesars Entertainment, Inc.(c)
6.25%, 07/01/25(i)		1,916	1,936,827
8.13%, 07/01/27(i)		2,072	2,165,240
4.63%, 10/15/29		803	688,572
CDI Escrow Issuer, Inc., 5.75%, 04/01/30(c)		807	777,875
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, 05/01/25(c)(i)		357	358,785
Champion Path Holdings Ltd., 4.50%, 01/27/26(g)		250	191,250
Churchill Downs, Inc.(c)
5.50%, 04/01/27		491	482,118
4.75%, 01/15/28		344	322,082
Cirsa Finance International SARL, 4.75%, 05/22/25(g)	EUR	100	100,629
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(c)
4.63%, 01/15/29	USD	289	262,192
6.75%, 01/15/30		731	632,403
Food Service Project SA, 5.50%, 01/21/27(g)	EUR	100	98,294
Fortune Star BVI Ltd., 5.95%, 01/29/23(g)	USD	200	197,000

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Gamma Bidco SpA, 6.25%, 07/15/25(g)	EUR	100	$103,649
Hilton Domestic Operating Co., Inc.
4.88%, 01/15/30(i)	USD	1,033	996,535
4.00%, 05/01/31(c)		306	273,671
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27		246	243,540
Melco Resorts Finance Ltd., 5.25%, 04/26/26(g)		250	217,813
Merlin Entertainments Ltd., 5.75%, 06/15/26(c)		200	195,500
MGM China Holdings Ltd., 5.88%, 05/15/26(g)		250	222,781
MGM Resorts International
6.00%, 03/15/23		494	499,557
5.75%, 06/15/25		35	34,771
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(c)		331	290,462
Penn National Gaming, Inc., 4.13%, 07/01/29(c)		93	78,469
Powdr Corp., 6.00%, 08/01/25(c)		461	466,762
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(c)
5.63%, 09/01/29		148	118,400
5.88%, 09/01/31		148	116,550
Raptor Acquisition Corp./Raptor Co.-Issuer LLC, 4.88%, 11/01/26(c)		225	213,273
Scientific Games International, Inc.(c)
7.00%, 05/15/28		190	194,520
7.25%, 11/15/29		213	223,586
Station Casinos LLC, 4.63%, 12/01/31(c)		354	296,671
Stonegate Pub Co. Financing PLC, 8.25%, 07/31/25(g)	GBP	100	127,153
Studio City Finance Ltd., 5.00%, 01/15/29(c)	USD	435	296,561
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/28(c)		204	190,136
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(c)		268	246,472
Wynn Macau Ltd., 5.50%, 01/15/26(g)		200	173,000
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(c)(i)		808	707,501
Yum! Brands, Inc.
3.88%, 11/01/23		110	110,924
4.75%, 01/15/30(c)		159	151,249
3.63%, 03/15/31		123	105,689
5.35%, 11/01/43		85	77,775

			16,918,587

Household Durables — 0.7%
Ashton Woods USA LLC/Ashton Woods Finance Co.(c)
4.63%, 08/01/29		128	107,705
4.63%, 04/01/30		185	151,469
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC(c)
5.00%, 06/15/29		266	235,262
4.88%, 02/15/30		539	450,065
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25(c)		27	27,479
Controladora Mabe SA de CV, 5.60%, 10/23/28(c)		283	289,244
Forestar Group, Inc., 3.85%, 05/15/26(c)		133	119,700
K Hovnanian Enterprises, Inc., 7.75%, 02/15/26(c)		284	282,651
Mattamy Group Corp., 4.63%, 03/01/30(c)		257	218,664
Meritage Homes Corp., 5.13%, 06/06/27		57	55,718
NCR Corp.(c)
5.75%, 09/01/27		259	249,287
5.00%, 10/01/28		143	136,565
5.13%, 04/15/29		197	187,642

16	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Household Durables (continued)
NCR Corp.(c) (continued)
6.13%, 09/01/29	USD	93	$89,048
Newell Brands, Inc., 5.75%, 04/01/46		142	132,238
SWF Escrow Issuer Corp., 6.50%, 10/01/29(c)		422	325,995
Taylor Morrison Communities, Inc.(c)
5.88%, 06/15/27		287	284,899
5.13%, 08/01/30		75	68,438
Tempur Sealy International, Inc.(c)
4.00%, 04/15/29		394	341,306
3.88%, 10/15/31		429	355,461

			4,108,836

Independent Power and Renewable Electricity Producers — 1.0%
Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy, 6.25%, 12/10/24(g)		200	202,037
Azure Power Solar Energy Pvt Ltd., 5.65%, 12/24/24(g)		200	200,038
Calpine Corp.(c)
5.25%, 06/01/26(i)		195	192,563
4.50%, 02/15/28(i)		405	374,917
5.13%, 03/15/28(i)		1,321	1,199,963
4.63%, 02/01/29		145	126,722
5.00%, 02/01/31		58	49,458
3.75%, 03/01/31		7	5,898
Clearway Energy Operating LLC(c)
4.75%, 03/15/28		55	51,975
3.75%, 01/15/32		335	283,912
Continuum Energy Levanter Pte Ltd., 4.50%, 02/09/27(c)		197	179,498
Greenko Mauritius Ltd., 6.25%, 02/21/23(g)		200	200,038
Greenko Solar Mauritius Ltd., 5.95%, 07/29/26(g)		200	194,000
India Green Energy Holdings
5.38%, 04/29/24(c)		325	318,500
5.38%, 04/29/24(g)		250	245,000
Investment Energy Resources Ltd., 6.25%, 04/26/29(c)		230	226,895
NRG Energy, Inc.
6.63%, 01/15/27(i)		958	969,975
5.25%, 06/15/29(c)(i)		347	326,829
3.63%, 02/15/31(c)		365	303,862
3.88%, 02/15/32(c)		171	142,741
ReNew Power Synthetic, 6.67%, 03/12/24(g)		200	202,537
TerraForm Power Operating LLC, 4.75%, 01/15/30(c)		179	161,100

			6,158,458

Industrial Conglomerates — 0.0%
Metalloinvest Finance DAC, 3.38%, 10/22/28(c)		265	53,000

Insurance — 1.9%
Acrisure LLC/Acrisure Finance, Inc., 6.00%, 08/01/29(c)		295	257,756
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(c)
4.25%, 10/15/27(i)		1,472	1,359,466
6.75%, 10/15/27(i)		2,012	1,902,608
5.88%, 11/01/29		1,512	1,409,940
Allstate Corp., Series B, (3 mo. LIBOR US + 2.94%), 5.75%, 08/15/53(b)(i)		2,000	1,940,300
AmWINS Group, Inc., 4.88%, 06/30/29(c)		340	311,212
Asahi Mutual Life Insurance Co., (5 year USD Swap + 4.59%), 6.50%(b)(g)(l)		310	315,037

Security		Par (000)	Value

Insurance (continued)
BroadStreet Partners, Inc., 5.88%, 04/15/29(c)	USD	68	$58,990
GTCR AP Finance, Inc., 8.00%, 05/15/27(c)		351	349,668
HUB International Ltd.(c)
7.00%, 05/01/26(i)		1,322	1,310,327
5.63%, 12/01/29		67	61,473
Nationwide Building Society, (5 year USD ICE Swap + 1.85%), 4.13%, 10/18/32(b)(c)(i)		690	657,644
Ryan Specialty Group, 4.38%, 02/01/30(c)		173	157,781
Teachers Insurance & Annuity Association of America, 4.27%, 05/15/47(c)(i)		700	660,350
Voya Financial, Inc., (3 mo. LIBOR US + 3.58%), 5.65%, 05/15/53(b)(i)		1,090	1,084,430

			11,836,982

Interactive Media & Services — 0.4%
Arches Buyer, Inc., 4.25%, 06/01/28(c)		143	127,088
Cablevision Lightpath LLC(c)
3.88%, 09/15/27		218	191,705
5.63%, 09/15/28		401	343,609
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.(c)
4.75%, 04/30/27		387	352,046
6.00%, 02/15/28(i)		277	231,766
Twitter, Inc.(c)
3.88%, 12/15/27		377	369,575
5.00%, 03/01/30		305	311,490
United Group BV(g)
4.88%, 07/01/24	EUR	100	101,983
4.00%, 11/15/27		100	93,585

			2,122,847

Internet & Direct Marketing Retail — 0.0%
Very Group Funding PLC, 6.50%, 08/01/26(g)	GBP	100	113,485

Internet Software & Services — 1.2%
Airbnb, Inc., 0.00%, 03/15/26(e)(k)	USD	724	663,546
ANGI Group LLC, 3.88%, 08/15/28(c)		340	269,239
Booking Holdings, Inc., 0.75%, 05/01/25(k)		485	674,150
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(c)
5.25%, 12/01/27		359	355,154
3.50%, 03/01/29		159	141,095
Match Group Holdings II LLC(c)
5.63%, 02/15/29		209	201,685
4.13%, 08/01/30		262	234,163
3.63%, 10/01/31		139	115,634
Uber Technologies, Inc.
0.00%, 12/15/25(e)(k)		2,019	1,743,406
8.00%, 11/01/26(c)(i)		843	883,043
7.50%, 09/15/27(c)(i)		1,085	1,116,432
6.25%, 01/15/28(c)		260	257,400
4.50%, 08/15/29(c)		642	552,929
Zillow Group, Inc., 1.38%, 09/01/26(k)		70	80,045

			7,287,921

IT Services — 0.8%
Ahead DB Holdings LLC, 6.63%, 05/01/28(c)		140	123,200
Booz Allen Hamilton, Inc.(c)
3.88%, 09/01/28		415	382,281
4.00%, 07/01/29		503	463,962
CA Magnum Holdings, 5.38%, 10/31/26(c)		488	468,480
Camelot Finance SA, 4.50%, 11/01/26(c)(i)		524	492,560
Centurion Bidco SpA, 5.88%, 09/30/26(g)	EUR	100	100,583
Dun & Bradstreet Corp., 5.00%, 12/15/29(c)	USD	596	554,280

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

IT Services (continued)
Fair Isaac Corp., 4.00%, 06/15/28(c)	USD	459	$419,352
Gartner, Inc.(c)
3.63%, 06/15/29		151	135,145
3.75%, 10/01/30(i)		512	456,602
KBR, Inc., 4.75%, 09/30/28(c)		243	229,027
La Financiere Atalian SASU, 5.13%, 05/15/25(g)	EUR	100	84,757
Rackspace Technology Global, Inc., 5.38%, 12/01/28(c)(i)	USD	76	61,919
Science Applications International Corp., 4.88%, 04/01/28(c)		332	317,060
Twilio, Inc., 3.88%, 03/15/31		451	387,621
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(c)		500	442,490

			5,119,319

Leisure Products — 0.1%
Mattel, Inc.
3.75%, 04/01/29(c)		131	124,778
6.20%, 10/01/40		291	301,913
5.45%, 11/01/41		326	327,222

			753,913

Machinery — 0.8%
ATS Automation Tooling Systems, Inc., 4.13%, 12/15/28(c)		139	125,447
Husky III Holding Ltd., (13.00% Cash or 13.75% PIK), 13.00%, 02/15/25(c)(i)(j)		587	601,675
Madison IAQ LLC(c)
4.13%, 06/30/28		67	58,793
5.88%, 06/30/29		399	325,185
Mueller Water Products, Inc., 4.00%, 06/15/29(c)		177	158,415
OT Merger Corp., 7.88%, 10/15/29(c)		147	124,950
Renk AG/Frankfurt am Main, 5.75%, 07/15/25(g)	EUR	100	104,229
Stevens Holding Co., Inc., 6.13%, 10/01/26(c)	USD	197	197,492
Terex Corp., 5.00%, 05/15/29(c)		421	386,874
Titan Acquisition Ltd./Titan Co.-Borrower LLC, 7.75%, 04/15/26(c)(i)		1,213	1,170,545
TK Elevator Holdco GmbH, 7.63%, 07/15/28(c)		552	531,217
TK Elevator Midco GmbH, 4.38%, 07/15/27(g)	EUR	100	97,444
TK Elevator US Newco Inc., 5.25%, 07/15/27(c)(i)	USD	908	850,633

			4,732,899

Media — 8.7%
Altice Financing SA
3.00%, 01/15/28(g)	EUR	100	88,903
5.00%, 01/15/28(c)	USD	462	385,645
5.75%, 08/15/29(c)		1,434	1,208,159
Altice France Holding SA(c)(i)
10.50%, 05/15/27		2,064	2,092,380
6.00%, 02/15/28		497	410,438
AMC Entertainment Holdings, Inc.(c)
7.50%, 02/15/29		296	270,840
(10.00% Cash or 12.00% PIK), 10.00%, 06/15/26(j)		473	396,073
AMC Networks, Inc.
5.00%, 04/01/24		16	15,840
4.75%, 08/01/25		331	319,622
4.25%, 02/15/29		157	136,662
Block Communications, Inc., 4.88%, 03/01/28(c)		168	157,080
Cable One, Inc.
1.13%, 03/15/28(k)		1,312	1,077,152

Security		Par (000)	Value

Media (continued)
Cable One, Inc. (continued)
4.00%, 11/15/30(c)	USD	337	$289,149
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 05/01/27(c)(i)		711	693,069
5.00%, 02/01/28(c)(i)		116	110,490
5.38%, 06/01/29(c)(i)		658	623,455
4.75%, 03/01/30(c)		261	233,269
4.50%, 08/15/30(c)(i)		1,443	1,259,017
4.25%, 02/01/31(c)(i)		1,082	911,910
4.75%, 02/01/32(c)		306	262,955
4.50%, 05/01/32		599	503,852
4.50%, 06/01/33(c)		332	271,616
4.25%, 01/15/34(c)		1,265	1,005,675
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, 10/23/45(i)		3,000	3,023,708
Clear Channel International BV, 6.63%, 08/01/25(c)		507	512,354
Clear Channel Outdoor Holdings, Inc.(c)
5.13%, 08/15/27		1,880	1,766,636
7.75%, 04/15/28		975	918,937
7.50%, 06/01/29(i)		1,100	1,038,070
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/01/26(c)		2,548	2,477,930
CSC Holdings LLC
5.25%, 06/01/24		633	618,682
6.50%, 02/01/29(c)		368	349,600
5.75%, 01/15/30(c)		855	709,650
4.13%, 12/01/30(c)		293	241,725
4.63%, 12/01/30(c)(i)		600	459,000
3.38%, 02/15/31(c)		200	156,196
4.50%, 11/15/31(c)(i)		398	326,905
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.88%, 08/15/27(c)		589	554,396
Discovery Communications LLC, 4.95%, 05/15/42(i)		400	362,157
DISH DBS Corp.
5.88%, 07/15/22(i)		999	1,000,189
5.00%, 03/15/23(i)		83	82,226
7.75%, 07/01/26(i)		1,070	1,006,512
5.25%, 12/01/26(c)		1,567	1,438,741
5.75%, 12/01/28(c)		1,210	1,082,321
5.13%, 06/01/29		188	146,849
DISH Network Corp., 3.38%, 08/15/26(k)		396	339,570
Frontier Communications Holdings LLC(c)
5.88%, 10/15/27(i)		592	566,840
5.00%, 05/01/28		1,309	1,194,521
6.75%, 05/01/29		544	490,198
6.00%, 01/15/30		480	417,643
GCI LLC, 4.75%, 10/15/28(c)		255	236,512
iHeartCommunications, Inc.
6.38%, 05/01/26		192	192,294
8.38%, 05/01/27		45	44,550
5.25%, 08/15/27(c)		213	199,155
4.75%, 01/15/28(c)		96	87,000
Iliad Holding SAS(c)
6.50%, 10/15/26		622	597,873
7.00%, 10/15/28		608	574,560
Kaixo Bondco Telecom SA, 5.13%, 09/30/29(g)	EUR	100	92,880
Lamar Media Corp., 4.00%, 02/15/30	USD	163	146,056

18	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
LCPR Senior Secured Financing DAC(c)
6.75%, 10/15/27	USD	180	$178,880
5.13%, 07/15/29(i)		670	609,904
Liberty Broadband Corp.(c)(k)
1.25%, 09/30/50		528	496,320
2.75%, 09/30/50		1,018	977,274
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23(c)(j)		366	275,269
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29(c)		921	816,457
Liquid Telecommunications Financing PLC, 5.50%, 09/04/26(c)		200	191,500
Live Nation Entertainment, Inc.(c)
4.88%, 11/01/24		40	39,497
6.50%, 05/15/27		1,341	1,391,019
4.75%, 10/15/27		331	310,974
3.75%, 01/15/28		103	93,215
Lorca Telecom Bondco SA, 4.00%, 09/18/27(g)	EUR	100	96,563
Midcontinent Communications/Midcontinent Finance Corp., 5.38%, 08/15/27(c)	USD	209	204,297
Network i2i Ltd., (5 year CMT + 4.27%), 5.65%(b)(g)(l)		250	246,687
Outfront Media Capital LLC/Outfront Media Capital Corp.(c)
5.00%, 08/15/27		392	372,890
4.25%, 01/15/29		183	159,210
4.63%, 03/15/30		19	17,001
Paramount Global, 5.85%, 09/01/43(i)		645	651,817
Pinewood Finance Co. Ltd., 3.25%, 09/30/25(g)	GBP	100	119,929
Radiate Holdco LLC/Radiate Finance, Inc.(c)(i)
4.50%, 09/15/26	USD	685	630,810
6.50%, 09/15/28		2,274	2,001,120
Sable International Finance Ltd.
5.75%, 09/07/27(g)		279	274,729
5.75%, 09/07/27(c)		200	196,938
Scripps Escrow II, Inc., 3.88%, 01/15/29(c)		114	101,335
Sinclair Television Group, Inc., 4.13%, 12/01/30(c)		478	396,477
Sirius XM Radio, Inc.(c)
3.13%, 09/01/26		627	577,624
4.00%, 07/15/28		445	402,169
5.50%, 07/01/29		349	335,619
4.13%, 07/01/30(i)		139	122,055
3.88%, 09/01/31		675	570,044
Stagwell Global LLC, 5.63%, 08/15/29(c)		129	113,867
Summer BC Holdco B SARL, 5.75%, 10/31/26(g)	EUR	100	103,962
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(c)	USD	400	382,000
Terrier Media Buyer, Inc., 8.88%, 12/15/27(c)(i)		997	974,458
Univision Communications, Inc., 5.13%, 02/15/25(c)		110	108,075
UPC Broadband Finco BV, 4.88%, 07/15/31(c)(i)		574	504,402
Videotron Ltd., 3.63%, 06/15/29(c)		336	292,320
Virgin Media Secured Finance PLC, 4.50%, 08/15/30(c)(i)		399	346,276
VTR Comunicaciones SpA, 4.38%, 04/15/29(c)		290	246,500
VZ Secured Financing BV, 3.50%, 01/15/32(g)	EUR	100	89,935
Ziggo Bond Co. BV(c)(i)
6.00%, 01/15/27	USD	638	625,240
5.13%, 02/28/30		295	255,912
Ziggo BV, 4.88%, 01/15/30(c)		217	192,316

			53,268,573

Security		Par (000)	Value

Metals & Mining — 2.0%
ABJA Investment Co. Pte Ltd., 5.95%, 07/31/24(g)	USD	250	$255,625
Allegheny Technologies, Inc.
4.88%, 10/01/29		129	117,378
5.13%, 10/01/31		145	130,977
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30		200	177,000
Arconic Corp.(c)
6.00%, 05/15/25		361	362,231
6.13%, 02/15/28		443	429,156
BHP Billiton Finance USA Ltd., 4.13%, 02/24/42(i)		250	240,144
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(c)(i)		1,258	1,286,305
Carpenter Technology Corp., 7.63%, 03/15/30		196	199,572
Commercial Metals Co.
4.13%, 01/15/30		90	81,900
4.38%, 03/15/32		96	85,680
Constellium SE(c)
5.88%, 02/15/26(i)		1,193	1,181,261
3.75%, 04/15/29		1,145	990,230
FMG Resources August 2006 Property Ltd., 6.13%, 04/15/32(c)		519	515,115
JSW Steel Ltd., 5.95%, 04/18/24(g)		200	202,000
Kaiser Aluminum Corp.(c)
4.63%, 03/01/28		281	257,817
4.50%, 06/01/31		164	141,450
Metinvest BV(g)
8.50%, 04/23/26		302	161,570
7.65%, 10/01/27		200	106,500
Mineral Resources Ltd.(c)
8.00%, 11/01/27		162	161,393
8.50%, 05/01/30		165	162,938
Mongolian Mining Corp./Energy Resources LLC, 9.25%, 04/15/24(g)		200	144,913
New Gold, Inc., 7.50%, 07/15/27(c)(i)		900	905,625
Nexa Resources SA, 5.38%, 05/04/27(c)(i)		200	192,000
Novelis Corp.(c)
3.25%, 11/15/26		532	485,423
4.75%, 01/30/30		910	836,954
3.88%, 08/15/31		617	529,077
Rio Tinto Finance USA PLC, 4.75%, 03/22/42(i)		400	417,166
Roller Bearing Co. of America, Inc., 4.38%, 10/15/29(c)		155	139,500
thyssenkrupp AG, 2.88%, 02/22/24(g)	EUR	100	103,649
U.S. Steel Corp., 6.88%, 03/01/29	USD	563	572,757
Vedanta Resources Finance II PLC
8.00%, 04/23/23(g)		313	298,974
8.95%, 03/11/25(c)		320	304,800

			12,177,080

Multiline Retail — 0.2%
Bath & Body Works, Inc.
6.88%, 11/01/35(i)		478	467,001
6.75%, 07/01/36		79	76,630
7.60%, 07/15/37		78	73,710
Macy’s Retail Holdings LLC(c)
5.88%, 03/15/30		62	58,178
6.13%, 03/15/32		62	57,350
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26(c)		506	502,321

			1,235,190

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Offshore Drilling & Other Services — 0.2%
Entegris Escrow Corp., 4.75%, 04/15/29(c)	USD	1,300	$1,252,888

Oil, Gas & Consumable Fuels — 11.4%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26(c)(i)		914	941,904
Antero Midstream Partners LP/Antero Midstream Finance Corp.(c)
5.75%, 03/01/27		289	281,408
5.75%, 01/15/28		75	72,923
5.38%, 06/15/29		263	246,515
Antero Resources Corp.(c)
7.63%, 02/01/29		269	285,032
5.38%, 03/01/30		41	40,061
Apache Corp.
4.25%, 01/15/30		360	334,462
5.10%, 09/01/40(i)		725	656,125
5.25%, 02/01/42		114	104,880
4.75%, 04/15/43(i)		800	692,000
5.35%, 07/01/49		72	63,180
Arcosa, Inc., 4.38%, 04/15/29(c)		477	435,210
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(c)
9.00%, 11/01/27(i)		1,080	1,502,655
5.88%, 06/30/29		131	126,796
Bioceanico Sovereign Certificate Ltd., 0.00%, 06/05/34(e)(g)		348	232,910
Brand Industrial Services, Inc., 8.50%, 07/15/25(c)(i)		273	243,652
Buckeye Partners LP
4.13%, 03/01/25(c)		345	330,748
5.85%, 11/15/43		182	145,145
5.60%, 10/15/44		232	186,180
Callon Petroleum Co.
6.13%, 10/01/24		161	158,949
9.00%, 04/01/25(c)(i)		1,298	1,375,880
6.38%, 07/01/26		56	54,040
8.00%, 08/01/28(c)(i)		792	819,181
Cellnex Telecom SA, Series CLNX, 0.75%, 11/20/31(g)	EUR	200	177,054
Centennial Resource Production LLC
6.88%, 04/01/27(c)	USD	59	58,885
3.25%, 04/01/28(k)		610	895,556
Cheniere Energy Partners LP
4.50%, 10/01/29(i)		503	481,622
4.00%, 03/01/31		326	295,064
3.25%, 01/31/32(c)		680	581,400
Cheniere Energy, Inc., 4.63%, 10/15/28		1,979	1,914,682
Chesapeake Energy Corp.(c)
5.88%, 02/01/29		53	52,402
6.75%, 04/15/29(i)		662	666,137
Citgo Holding, Inc., 9.25%, 08/01/24(c)		344	341,850
Civitas Resources, Inc., 5.00%, 10/15/26(c)		113	107,350
CNX Midstream Partners LP, 4.75%, 04/15/30(c)		118	108,560
CNX Resources Corp.
2.25%, 05/01/26(k)		637	1,102,328
6.00%, 01/15/29(c)		114	112,469
Colgate Energy Partners III LLC(c)
7.75%, 02/15/26		342	358,248
5.88%, 07/01/29(i)		452	449,740
Comstock Resources, Inc.(c)
7.50%, 05/15/25		117	119,399
6.75%, 03/01/29(i)		633	640,077

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Comstock Resources, Inc.(c) (continued)
5.88%, 01/15/30	USD	563	$541,781
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(c)		1,469	1,354,859
Crescent Energy Finance LLC, 7.25%, 05/01/26(c)(i)		865	852,025
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.(c)
5.63%, 05/01/27		50	48,688
6.00%, 02/01/29		59	57,387
8.00%, 04/01/29		116	120,930
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(c)		1,307	1,307,000
DCP Midstream Operating LP
6.45%, 11/03/36(c)(i)		254	283,996
6.75%, 09/15/37(c)(i)		323	362,732
5.60%, 04/01/44		7	6,692
DT Midstream, Inc.(c)
4.13%, 06/15/29		521	474,110
4.38%, 06/15/31		616	551,862
Dycom Industries, Inc., 4.50%, 04/15/29(c)		130	118,625
Earthstone Energy Holding Co., 8.00%, 04/15/27(c)		373	371,674
Ecopetrol SA, 4.63%, 11/02/31		370	309,135
eG Global Finance PLC
6.75%, 02/07/25(c)		452	439,349
6.25%, 10/30/25(g)	EUR	142	146,275
8.50%, 10/30/25(c)	USD	299	299,045
Enbridge, Inc.(b)
(3 mo. LIBOR US + 3.64%), 6.25%, 03/01/78		1,865	1,880,840
Series 20-A, (5 year CMT + 5.31%), 5.75%, 07/15/80		690	684,825
Endeavor Energy Resources LP/EER Finance, Inc.(c)
6.63%, 07/15/25		32	32,880
5.75%, 01/30/28		567	568,463
Energean Israel Finance Ltd., 4.88%, 03/30/26(c)(g)		179	165,035
Energy Transfer LP
6.13%, 12/15/45(i)		500	492,378
5.30%, 04/15/47(i)		350	316,816
Series H, (5 year CMT + 5.69%), 6.50%(b)(l)		820	779,090
EnLink Midstream LLC
5.63%, 01/15/28(c)		322	319,070
5.38%, 06/01/29		224	218,026
EnLink Midstream Partners LP
4.40%, 04/01/24		281	277,459
4.15%, 06/01/25		68	66,130
4.85%, 07/15/26		160	155,600
5.60%, 04/01/44		274	226,071
5.05%, 04/01/45		39	30,026
5.45%, 06/01/47		78	63,180
Enterprise Products Operating LLC, (3 mo. LIBOR US + 2.57%), 5.38%, 02/15/78(b)		420	376,407
EQM Midstream Partners LP
4.13%, 12/01/26		131	121,666
4.50%, 01/15/29(c)		223	200,749
4.75%, 01/15/31(c)(i)		1,258	1,121,633
EQT Corp., 1.75%, 05/01/26(k)		544	1,481,040
Genesis Energy LP/Genesis Energy Finance Corp.
6.50%, 10/01/25(i)		53	50,350
7.75%, 02/01/28		144	138,600
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/27(g)		200	182,686

20	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Great Western Petroleum LLC/Great Western Finance Corp., 12.00%, 09/01/25(c)	USD	214	$238,610
Gulfport Energy Corp., 8.00%, 05/17/26(c)		47	48,343
Harvest Midstream I LP, 7.50%, 09/01/28(c)		78	79,143
Hess Corp., 4.30%, 04/01/27		750	743,024
Hess Midstream Operations LP, 4.25%, 02/15/30(c)		305	279,773
Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 11/01/28(c)		42	41,817
Hilong Holding Ltd., 9.75%, 11/18/24(g)		207	128,340
HPCL-Mittal Energy Ltd., 5.45%, 10/22/26(g)		200	192,000
HTA Group Ltd., 7.00%, 12/18/25(c)		210	206,102
IHS Holding Ltd., 6.25%, 11/29/28(c)		200	188,000
Impulsora Pipeline LLC, 6.05%, 12/31/42(a)		1,566	1,328,352
ITT Holdings LLC, 6.50%, 08/01/29(c)		437	386,745
Kinder Morgan Energy Partners LP, 4.25%, 09/01/24(i)		2,500	2,528,177
Leviathan Bond Ltd., 5.75%, 06/30/23(c)(g)		169	167,797
Matador Resources Co., 5.88%, 09/15/26(i)		1,251	1,228,157
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31(c)		320	278,400
Medco Bell Pte. Ltd., 6.38%, 01/30/27(g)		250	233,750
MPLX LP, 4.25%, 12/01/27		235	232,803
Murphy Oil Corp.
5.75%, 08/15/25		2	2,000
5.88%, 12/01/27		25	24,813
6.38%, 12/01/42		35	31,585
Murphy Oil USA, Inc., 4.75%, 09/15/29		171	162,023
Nabors Industries Ltd.(c)
7.25%, 01/15/26		109	106,525
7.50%, 01/15/28		179	171,392
Nabors Industries, Inc., 7.38%, 05/15/27(c)		330	336,666
Neptune Energy Bondco PLC, 6.63%, 05/15/25(c)		200	198,100
New Fortress Energy, Inc.(c)(i)
6.75%, 09/15/25		1,201	1,180,751
6.50%, 09/30/26		1,044	1,010,404
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26(c)(i)		470	442,780
NGPL PipeCo LLC, 7.77%, 12/15/37(c)(i)		270	313,796
Northern Oil and Gas, Inc., 8.13%, 03/01/28(c)(i)		804	799,980
NuStar Logistics LP
6.00%, 06/01/26		234	233,448
6.38%, 10/01/30		30	29,537
Occidental Petroleum Corp.
6.95%, 07/01/24		81	84,949
5.50%, 12/01/25		130	132,275
8.88%, 07/15/30		160	192,174
6.63%, 09/01/30		736	797,640
6.20%, 03/15/40		860	890,220
4.50%, 07/15/44		583	501,380
6.60%, 03/15/46		14	15,260
4.40%, 04/15/46		48	41,165
4.40%, 08/15/49		48	40,719
Odebrecht Offshore Drilling Finance Ltd., (7.72% PIK), 7.72%, 12/01/26(c)(j)		1	132
Oil and Gas Holding Co., 7.63%, 11/07/24(g)		200	209,537
OQ SAOC, 5.13%, 05/06/28(c)		300	291,337
PDC Energy, Inc.
6.13%, 09/15/24		89	89,202
5.75%, 05/15/26		292	284,163

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Pertamina Persero PT, 3.65%, 07/30/29(g)	USD	446	$422,808
Petroleos Mexicanos
6.50%, 03/13/27(i)		538	513,946
5.95%, 01/28/31		525	440,575
6.70%, 02/16/32		285	245,579
6.38%, 01/23/45		177	126,619
7.69%, 01/23/50		268	209,174
Pioneer Natural Resources Co., 0.25%, 05/15/25(k)		361	794,561
Puma International Financing SA, 5.13%, 10/06/24(c)		483	461,265
Range Resources Corp.
5.00%, 08/15/22(i)		312	312,250
5.00%, 03/15/23		145	145,363
4.88%, 05/15/25		18	17,820
Rockcliff Energy II LLC, 5.50%, 10/15/29(c)		425	412,250
Shell International Finance BV, 4.38%, 05/11/45(i)		450	436,011
SM Energy Co.
10.00%, 01/15/25(c)(i)		1,142	1,233,611
5.63%, 06/01/25		72	70,380
6.75%, 09/15/26		127	126,360
6.63%, 01/15/27		44	43,775
6.50%, 07/15/28		168	165,623
Southwestern Energy Co.
5.38%, 02/01/29		296	292,389
4.75%, 02/01/32		206	194,800
Stoneway Capital Corp.(m)
10.00%, 03/01/27(c)(h)		939	254,163
10.00%, 03/01/27(g)		333	90,071
Suncor Energy, Inc., 6.50%, 06/15/38(i)		800	914,234
Sunoco LP/Sunoco Finance Corp.
6.00%, 04/15/27		75	75,562
5.88%, 03/15/28		147	144,795
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(c)
6.00%, 03/01/27		53	50,880
6.00%, 12/31/30		36	33,300
6.00%, 09/01/31		135	123,188
Tap Rock Resources LLC, 7.00%, 10/01/26(c)		950	959,699
Transocean, Inc., 11.50%, 01/30/27(c)		195	193,974
Venture Global Calcasieu Pass LLC(c)
3.88%, 08/15/29		1,058	965,425
4.13%, 08/15/31		901	817,657
3.88%, 11/01/33		1,665	1,448,633
Vermilion Energy Inc., 6.88%, 05/01/30(c)		204	199,155
Vivo Energy Investments BV, 5.13%, 09/24/27(c)		349	340,275
Western Midstream Operating LP
5.45%, 04/01/44(i)		934	852,275
5.30%, 03/01/48		44	38,170
5.50%, 08/15/48		103	91,670
5.75%, 02/01/50(i)		978	861,774
Williams Cos, Inc., 4.50%, 11/15/23(i)		1,750	1,773,695

			69,424,884

Personal Products — 0.1%
Coty Inc/HFC Prestige Products Inc/HFC Prestige International US LLC, 4.75%, 01/15/29(c)		191	169,990
Coty, Inc., 3.88%, 04/15/26(g)	EUR	100	98,796

			268,786

Pharmaceuticals — 1.9%
AbbVie, Inc.(i)
4.75%, 03/15/45	USD	500	486,568

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Pharmaceuticals (continued)
AbbVie, Inc.(i) (continued)
4.45%, 05/14/46	USD	1,000	$941,172
Bausch Health Americas, Inc., 8.50%, 01/31/27(c)(i)		446	422,036
Bausch Health Cos., Inc.(c)
9.00%, 12/15/25		351	264,991
6.13%, 02/01/27		172	165,139
4.88%, 06/01/28		31	27,505
5.00%, 02/15/29(i)		364	255,985
7.25%, 05/30/29(i)		624	472,022
5.25%, 02/15/31		29	20,155
Cheplapharm Arzneimittel GmbH, 3.50%, 02/11/27(g)	EUR	100	97,319
CVS Health Corp., 5.05%, 03/25/48(i)	USD	1,110	1,116,687
Elanco Animal Health, Inc., 6.40%, 08/28/28		316	324,295
Endo Dac/Endo Finance LLC/Endo Finco, Inc., 9.50%, 07/31/27(c)(i)		962	759,095
Endo Luxembourg Finance Co. I SARL/Endo U.S., Inc., 6.13%, 04/01/29(c)(i)		615	535,050
Gruenenthal GmbH, 4.13%, 05/15/28(g)	EUR	100	97,618
Jazz Securities DAC, 4.38%, 01/15/29(c)	USD	506	466,152
Nidda BondCo GmbH, 7.25%, 09/30/25(g)	EUR	100	99,076
Nidda Healthcare Holding GmbH, 3.50%, 09/30/24(g)		100	97,716
Option Care Health, Inc., 4.38%, 10/31/29(c)	USD	267	240,025
Organon and Co./Organon Foreign Debt Co-Issuer BV(c)
4.13%, 04/30/28		953	886,576
5.13%, 04/30/31		931	841,391
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25(c)		339	298,744
Par Pharmaceutical, Inc., 7.50%, 04/01/27(c)(i)		931	849,426
PRA Health Sciences, Inc., 2.88%, 07/15/26(c)		563	521,642
Prestige Brands, Inc., 3.75%, 04/01/31(c)		190	161,073
Rossini SARL, 6.75%, 10/30/25(g)	EUR	166	177,344
Teva Pharmaceutical Finance Netherlands II BV, 6.00%, 01/31/25		100	107,163
Teva Pharmaceutical Finance Netherlands III BV, 7.13%, 01/31/25	USD	200	202,250
Utah Acquisition Sub, Inc., 3.95%, 06/15/26(i)		650	631,084

			11,565,299

Real Estate(c) — 0.1%
VICI Properties LP/VICI Note Co., Inc.
5.75%, 02/01/27		32	33,096
4.50%, 01/15/28		402	398,249
3.88%, 02/15/29		402	381,204

			812,549

Real Estate Management & Development — 1.2%
Adler Group SA, 2.75%, 11/13/26(g)	EUR	200	144,632
Agile Group Holdings Ltd.(g)
5.75%, 01/02/25	USD	224	79,520
6.05%, 10/13/25		200	67,000
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/26(c)		325	306,170
China Aoyuan Group Ltd.(g)(m)
6.35%, 02/08/24		435	96,733
5.98%, 08/18/25		200	43,912
China Evergrande Group(m)
8.25%, 03/23/22(g)		450	54,366
9.50%, 10/11/22		200	22,600
11.50%, 01/22/23(g)		450	51,131
12.00%, 01/22/24(g)		250	28,406
China SCE Group Holdings Ltd., 7.38%, 04/09/24(g)		300	202,500

Security		Par (000)	Value

Real Estate Management & Development (continued)
CIFI Holdings Group Co. Ltd., 6.00%, 07/16/25(g)	USD	200	$157,200
Country Garden Holdings Co. Ltd., 6.50%, 04/08/24(g)		200	162,000
DIC Asset AG, 2.25%, 09/22/26(g)	EUR	100	90,951
Easy Tactic Ltd.(g)
5.88%, 02/13/23	USD	200	42,288
8.13%, 02/27/23		200	42,100
11.75%, 08/02/23		200	42,413
8.63%, 02/27/24		200	41,538
Fantasia Holdings Group Co. Ltd.(m)
11.75%, 10/17/22		430	66,650
12.25%, 10/18/22(g)		200	31,000
11.88%, 06/01/23(g)		200	31,000
9.25%, 07/28/23(g)		400	62,000
Fastighets AB Balder, (5 year EUR Swap + 3.19%), 2.87%, 06/02/81(b)(g)	EUR	100	89,548
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(c)(i)	USD	265	262,922
Global Prime Capital Pte Ltd., 5.50%, 10/18/23(g)		200	195,787
Greystar Real Estate Partners LLC, 5.75%, 12/01/25(c)		120	120,522
Haimen Zhongnan Investment Development International Co. Ltd., 12.00%, 06/08/22(g)		200	78,100
Heimstaden Bostad AB, (5 year EUR Swap + 3.15%), 2.63%(b)(g)(l)	EUR	100	85,715
Howard Hughes Corp.(c)
5.38%, 08/01/28	USD	237	229,717
4.13%, 02/01/29		189	170,172
4.38%, 02/01/31		176	156,538
Jingrui Holdings Ltd., 12.00%, 07/25/22(g)		200	39,537
Kaisa Group Holdings Ltd.(g)(m)
11.95%, 10/22/22		200	43,038
11.50%, 01/30/23		400	85,200
10.88%, 07/23/23		400	84,000
9.75%, 09/28/23		248	49,910
11.95%, 11/12/23		200	42,000
11.70%, 11/11/25		200	42,538
Kennedy-Wilson, Inc., 4.75%, 02/01/30		105	94,762
KWG Group Holdings Ltd., 7.40%, 03/05/24(g)		390	159,900
Logan Group Co. Ltd.(g)
6.90%, 06/09/24		200	57,000
5.25%, 10/19/25		200	54,500
MAF Sukuk Ltd.(g)
4.64%, 05/14/29(i)		325	330,342
3.93%, 02/28/30		262	256,482
Modern Land China Co. Ltd., 9.80%, 04/11/23(g)(m)		200	32,000
Powerlong Real Estate Holdings Ltd.(g)
7.13%, 11/08/22		200	119,250
6.95%, 07/23/23		330	155,100
Realogy Group LLC/Realogy Co.-Issuer Corp.(c)
5.75%, 01/15/29		375	314,351
5.25%, 04/15/30		173	140,163
Redsun Properties Group Ltd., 10.50%, 10/03/22(g)		200	94,000
RKPF Overseas Ltd., Series 2019-A, 6.00%, 09/04/25(g)		200	151,000
Ronshine China Holdings Ltd., 7.35%, 12/15/23(g)		304	57,760
Scenery Journey Ltd.(g)(m)
11.50%, 10/24/22		219	24,200
13.00%, 11/06/22		200	22,350
12.00%, 10/24/23		448	49,084

22	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Real Estate Management & Development (continued)
Seazen Group Ltd., 6.45%, 06/11/22(g)	USD	200	$187,000
Shimao Group Holdings Ltd.(g)
5.60%, 07/15/26		200	48,000
3.45%, 01/11/31(i)		200	40,000
Shui On Development Holding Ltd., 5.75%, 11/12/23(g)		200	189,000
Sinic Holdings Group Co. Ltd., 10.50%, 06/18/22(g)(m)		200	4,000
Starwood Property Trust, Inc., 4.38%, 01/15/27(c)		99	92,356
Sunac China Holdings Ltd.(g)
6.65%, 08/03/24		224	50,400
7.00%, 07/09/25		400	88,000
Theta Capital Pte. Ltd., 8.13%, 01/22/25(g)		200	196,750
Times China Holdings Ltd., 6.75%, 07/08/25(g)		553	246,085
Wanda Group Overseas Ltd., 7.50%, 07/24/22(g)		200	190,500
Yango Justice International Ltd.(m)
10.25%, 09/15/22		200	16,413
8.25%, 11/25/23(g)		200	14,000
7.88%, 09/04/24(g)		200	14,000
Yuzhou Group Holdings Co. Ltd.(g)(m)
7.70%, 02/20/25		200	27,000
8.30%, 05/27/25		200	27,000
7.38%, 01/13/26		205	26,650
Zhenro Properties Group Ltd., 7.88%, 04/14/24(g)(h)(m)		200	18,000

			7,228,752

Road & Rail — 0.5%
Autostrade per l’Italia SpA, 2.00%, 01/15/30(g)	EUR	100	94,844
Burlington Northern Santa Fe LLC, 4.38%, 09/01/42(i)	USD	500	487,386
Danaos Corp., 8.50%, 03/01/28(c)		100	103,207
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(c)(i)		1,948	1,987,599
Seaspan Corp., 5.50%, 08/01/29(c)		444	395,160

			3,068,196

Semiconductors & Semiconductor Equipment — 0.6%
ams AG, 6.00%, 07/31/25(g)	EUR	100	105,486
Broadcom, Inc., 3.46%, 09/15/26(i)	USD	688	669,998
Microchip Technology, Inc.(k)
0.13%, 11/15/24		411	435,167
1.63%, 02/15/25		102	276,675
Qualcomm, Inc., 4.65%, 05/20/35(i)		400	415,832
Sensata Technologies BV(c)
5.00%, 10/01/25		368	365,240
4.00%, 04/15/29		246	219,300
Sensata Technologies, Inc.(c)
4.38%, 02/15/30(i)		691	628,596
3.75%, 02/15/31		44	37,204
Synaptics, Inc., 4.00%, 06/15/29(c)		243	214,233

			3,367,731

Software — 1.5%
ACI Worldwide, Inc., 5.75%, 08/15/26(c)(i)		510	515,100
Black Knight InfoServ LLC, 3.63%, 09/01/28(c)		501	464,652
Boxer Parent Co., Inc.
6.50%, 10/02/25(g)	EUR	100	105,187
7.13%, 10/02/25(c)	USD	749	763,980
9.13%, 03/01/26(c)		194	196,367
Cedacri Mergeco SpA, (3 mo. EURIBOR + 4.63%), 4.63%, 05/15/28(b)(g)	EUR	100	104,255
Condor Merger Sub, Inc., 7.38%, 02/15/30(c)	USD	708	633,448

Security		Par (000)	Value

Software (continued)
Elastic NV, 4.13%, 07/15/29(c)	USD	481	$430,495
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl, 4.63%, 05/01/28(c)		400	352,000
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(c)		294	259,067
MicroStrategy, Inc., 6.13%, 06/15/28(c)(i)		553	506,642
MSCI, Inc.(c)
4.00%, 11/15/29		99	91,184
3.63%, 09/01/30		197	173,734
3.88%, 02/15/31(i)		374	337,535
3.63%, 11/01/31		164	143,910
3.25%, 08/15/33		233	196,885
Open Text Corp.(c)
3.88%, 02/15/28		179	163,030
3.88%, 12/01/29		201	178,621
Open Text Holdings, Inc., 4.13%, 02/15/30(c)		340	301,750
Oracle Corp., 3.60%, 04/01/50		250	179,844
Playtika Holding Corp., 4.25%, 03/15/29(c)		611	550,487
PTC, Inc., 4.00%, 02/15/28(c)		242	224,288
SS&C Technologies, Inc., 5.50%, 09/30/27(c)(i)		1,431	1,402,437
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25(c)		626	551,663

			8,826,561

Specialty Retail — 0.7%
Arko Corp., 5.13%, 11/15/29(c)		232	205,320
National Vision Holdings, Inc., 2.50%, 05/15/25(k)		311	428,029
PetSmart, Inc./PetSmart Finance Corp.(c)
4.75%, 02/15/28		436	405,480
7.75%, 02/15/29(i)		2,074	2,063,630
Staples, Inc.(c)
7.50%, 04/15/26(i)		952	909,160
10.75%, 04/15/27		257	227,702
Tendam Brands SAU, (3 mo. EURIBOR + 5.25%), 5.25%, 09/15/24(b)(g)	EUR	100	104,440

			4,343,761

Technology Hardware, Storage & Peripherals — 0.1%
II-VI, Inc., 5.00%, 12/15/29(c)	USD	440	412,500

Textiles, Apparel & Luxury Goods(c) — 0.1%
Crocs, Inc.
4.25%, 03/15/29		199	169,150
4.13%, 08/15/31		292	233,033
Kontoor Brands, Inc., 4.13%, 11/15/29		126	109,305
Levi Strauss & Co., 3.50%, 03/01/31		141	121,965
William Carter Co., 5.63%, 03/15/27		28	27,901
Wolverine World Wide, Inc., 4.00%, 08/15/29		129	109,629

			770,983

Thrifts & Mortgage Finance — 0.2%
Home Point Capital, Inc., 5.00%, 02/01/26(c)		269	212,510
Jerrold Finco PLC, 5.25%, 01/15/27(g)	GBP	100	119,458
MGIC Investment Corp., 5.25%, 08/15/28	USD	216	202,779
Nationstar Mortgage Holdings, Inc.(c)
6.00%, 01/15/27		237	229,890
5.13%, 12/15/30		136	118,291
5.75%, 11/15/31		125	110,937
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/26(c)		167	147,795

			1,141,660

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Tobacco(i) — 0.3%
Altria Group, Inc., 4.50%, 05/02/43	USD	750	$624,316
Philip Morris International, Inc., 4.38%, 11/15/41		900	804,484
Reynolds American, Inc., 5.85%, 08/15/45		715	666,878

			2,095,678

Transportation — 0.0%
Autostrade per l’Italia SpA, 2.00%, 12/04/28(g)	EUR	100	97,055

Transportation Infrastructure — 0.5%
Aeropuerto Internacional de Tocumen SA, 5.13%, 08/11/61(c)	USD	320	274,060
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(c)		274	264,924
DP World Salaam, (5 year CMT + 5.75%), 6.00%(b)(g)(l)		456	461,557
FedEx Corp.(i)
3.90%, 02/01/35		500	461,011
4.75%, 11/15/45		500	475,657
Heathrow Finance PLC, 4.63%, 09/01/29(g)(n)	GBP	100	113,642
Mexico City Airport Trust, 5.50%, 07/31/47(g)	USD	308	245,630
Transurban Finance Co. Pty. Ltd., 4.13%, 02/02/26(c)(i)		520	525,285

			2,821,766

Utilities — 1.7%
Centrais Eletricas Brasileiras SA, 3.63%, 02/04/25(c)		200	193,537
Consensus Cloud Solutions, Inc.(c)
6.00%, 10/15/26		91	86,450
6.50%, 10/15/28		83	78,020
Electricite de France SA, (10 year USD Swap + 3.71%), 5.25%(b)(c)(i)(l)		7,500	7,425,000
FEL Energy VI SARL, 5.75%, 12/01/40(g)		297	255,723
Genneia SA, 8.75%, 09/02/27(c)		168	162,012
India Cleantech Energy, 4.70%, 08/10/26(c)		243	219,646
Inkia Energy Ltd., 5.88%, 11/09/27(g)		251	236,065
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(g)		250	223,125
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28(c)(i)		578	540,430
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38(c)		335	318,313
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33(g)		165	171,821
Thames Water Kemble Finance PLC, 4.63%, 05/19/26(g)	GBP	168	201,977
Vistra Operations Co. LLC(c)
5.63%, 02/15/27	USD	254	250,190
4.38%, 05/01/29		290	263,169

			10,625,478

Wireless Telecommunication Services — 1.7%
Altice France SA
5.88%, 02/01/27(g)	EUR	100	105,759
8.13%, 02/01/27(c)	USD	570	574,275
5.50%, 01/15/28(c)		357	314,606
4.13%, 01/15/29(g)	EUR	100	90,726
5.13%, 01/15/29(c)	USD	201	170,566
5.13%, 07/15/29(c)		1,406	1,190,263
4.25%, 10/15/29(g)	EUR	100	90,955
5.50%, 10/15/29(c)	USD	610	518,500
Kenbourne Invest SA(c)
6.88%, 11/26/24		329	314,565
4.70%, 01/22/28		200	168,787
Millicom International Cellular SA, 5.13%, 01/15/28(g)		283	267,198

Security		Par (000)	Value

Wireless Telecommunication Services (continued)
SBA Communications Corp., 3.88%, 02/15/27(i)	USD	869	$824,855
Sprint Corp.
7.88%, 09/15/23		206	216,300
7.13%, 06/15/24(i)		333	350,482
7.63%, 03/01/26(i)		816	886,323
T-Mobile USA, Inc.
4.75%, 02/01/28(i)		626	617,640
2.63%, 02/15/29		471	407,161
2.88%, 02/15/31(i)		271	230,038
3.50%, 04/15/31(c)		318	281,853
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 02/15/29(c)(i)		613	528,964
VICI Properties LP/VICI Note Co., Inc.(c)(i)
4.25%, 12/01/26		454	430,224
4.63%, 12/01/29		351	329,589
4.13%, 08/15/30		202	181,471
Vmed O2 U.K. Financing I PLC
4.00%, 01/31/29(g)	GBP	100	108,769
4.50%, 07/15/31(g)		100	108,581
4.75%, 07/15/31(c)	USD	762	653,415
VTR Comunicaciones SpA, 5.13%, 01/15/28(c)		178	159,177

			10,121,042

Total Corporate Bonds — 79.9% (Cost: $533,289,762)			487,085,764

Floating Rate Loan Interests(b)

Aerospace & Defense — 0.4%
Cobham Ultra SeniorCo. SARL, USD Term Loan B, 11/17/28(o)		99	98,084
Peraton Corp.
2nd Lien Term Loan B1, (1 mo. LIBOR + 7.75%), 8.50%, 02/01/29		359	354,709
Term Loan B, (1 mo. LIBOR + 3.75%), 4.51%, 02/01/28		1,517	1,503,316
Spirit Aerosystems, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.75%), 4.51%, 01/15/25		256	255,176

			2,211,285

Air Freight & Logistics — 0.2%
AIT Worldwide Logistics, Inc., 2021 Term Loan, (3 mo. LIBOR + 4.75%), 5.72%, 04/06/28		143	140,175
PECF USS Intermediate Holding III Corp., Term Loan B, (1 mo. LIBOR + 4.25%), 4.76%, 12/15/28		1,101	1,082,932

			1,223,107

Airlines — 0.5%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, (3 mo. LIBOR + 4.75%), 5.81%, 04/20/28		816	829,886
Air Canada, 2021 Term Loan B, (3 mo. LIBOR + 3.50%), 4.25%, 08/11/28		449	443,949
Mileage Plus Holdings LLC, 2020 Term Loan B, (3 mo. LIBOR + 5.25%, 1.00% Floor), 6.25%, 06/21/27		267	277,022
SkyMiles IP Ltd., 2020 Skymiles Term Loan B, (3 mo. LIBOR + 3.75%, 1.00% Floor), 4.81%, 10/20/27		381	393,222
United Airlines, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.75%), 4.50%, 04/21/28		822	813,951

			2,758,030

Auto Components — 0.0%
Clarios Global LP, 2021 USD Term Loan B, (1 mo. LIBOR + 3.25%), 4.01%, 04/30/26		286	280,748

24	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Banks — 0.2%
Directv Financing LLC, Term Loan, (1 mo. LIBOR + 5.00%), 5.76%, 08/02/27	USD	1,294	$1,287,085

Beverages — 0.0%
Naked Juice LLC, Term Loan, (SOFR + 3.25%), 4.00%, 01/24/29		284	278,626

Building Products — 0.0%
CP Atlas Buyer, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.75%), 4.51%, 11/23/27		74	79,704

Capital Markets — 0.1%
AqGen Ascensus, Inc., 2021 2nd Lien Term Loan, (3 mo. LIBOR + 6.75%, 1.00% Floor), 7.50%, 08/02/29		232	228,489
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (SOFR CME + 3.75%, 1.00% Floor), 4.75%, 04/09/27		235	233,965
2021 USD 2nd Lien Term Loan, (1 mo. LIBOR + 6.75%), 7.51%, 04/07/28(a)		274	276,055

			738,509

Chemicals — 0.3%
Ascend Performance Materials Operations LLC, 2021 Term Loan B, (3 mo. LIBOR + 4.75%), 5.50%, 08/27/26		487	486,847
Atotech BV, 2021 USD Term Loan B, (1 mo. LIBOR + 2.50%), 3.26%, 03/18/28		585	579,152
Momentive Performance Materials, Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 4.02%, 05/15/24		259	257,163
New Arclin U.S. Holding Corp., 2021 Term Loan, (1 mo. LIBOR + 3.75%), 4.51%, 09/30/28		209	202,668
W.R. Grace & Co.-Conn., 2021 Term Loan B, (3 mo. LIBOR + 3.75%), 4.81%, 09/22/28		403	399,061

			1,924,891

Commercial Services & Supplies — 0.3%
Asurion LLC, 2020 Term Loan B8, (1 mo. LIBOR + 3.25%), 4.01%, 12/23/26		93	91,085
Dealer Tire LLC, 2020 Term Loan B, (1 mo. LIBOR + 4.25%), 5.02%, 12/12/25		93	92,677
KAR Auction Services, Inc., 2019 Term Loan B6, (1 mo. LIBOR + 2.25%), 3.06%, 09/19/26(a)		66	65,096
Propulsion BC Finco SARL, Term Loan, 02/10/29(o)		257	255,556
Verscend Holding Corp., 2021 Term Loan B, (1 mo. LIBOR + 4.00%), 4.76%, 08/27/25		1,508	1,501,340

			2,005,754

Communications Equipment — 0.1%
ViaSat, Inc., Term Loan, (SOFR + 4.50%), 5.00%, 03/02/29		494	490,986

Construction & Engineering — 0.4%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (3 mo. LIBOR + 4.25%, 1.00% Floor), 5.29%, 06/21/24		2,596	2,461,790

Construction Materials — 0.0%
Smyrna Ready Mix Concrete LLC, (SOFR CME + 4.25%), 5.05%, 04/02/29(a)		124	122,140

Security		Par (000)	Value

Containers & Packaging — 0.2%
BWAY Holding Co., 2017 Term Loan B, (1 mo. LIBOR + 3.25%), 3.71%, 04/03/24	USD	608	$594,772
Charter NEX US, Inc., 2021 Term Loan, (1 mo. LIBOR + 3.75%), 4.51%, 12/01/27		216	214,892
Clydesdale Acquisition Holdings, Inc., Term Loan B, (SOFR CME + 4.25%), 4.78%, 04/13/29		209	206,101

			1,015,765

Diversified Consumer Services — 0.1%
Amentum Government Services Holdings LLC
2022 Term Loan, (SOFR + 4.00%), 4.65%, 02/15/29		178	176,443
Term Loan B, (1 mo. LIBOR + 3.50%), 4.26%, 01/29/27		80	79,010
Ascend Learning, LLC, 2021 2nd Lien Term Loan, (1 mo. LIBOR + 5.75%), 6.51%, 12/10/29		157	154,841
Sotheby’s, 2021 Term Loan B, (3 mo. LIBOR + 4.50%), 5.54%, 01/15/27		221	220,880
TruGreen Limited Partnership, 2020 2nd Lien Term Loan, (3 mo. LIBOR + 8.50%), 9.26%, 11/02/28(a)		201	201,503

			832,677

Diversified Financial Services — 0.7%
Advisor Group, Inc., 2021 Term Loan, (1 mo. LIBOR + 4.50%), 5.26%, 07/31/26		154	153,730
AqGen Island Holdings, Inc., Term Loan, (3 mo. LIBOR + 3.50%), 4.56%, 08/02/28		185	182,072
Credito Real SAB de CV Sofom ENR, Term Loan B, (3 mo. LIBOR + 3.75%), 4.23%, 02/17/23(a)		56	6,720
Delta TopCo, Inc., 2020 Term Loan B, (3 mo. LIBOR + 3.75%), 4.50%, 12/01/27		519	511,079
EP Purchaser LLC, 2021 Term Loan B, (3 mo. LIBOR + 3.50%), 4.51%, 11/06/28		193	192,241
I-Logic Technologies Bidco Ltd., 2021 USD Term Loan B, (SOFR CME + 4.00%), 4.80%, 02/16/28		125	123,770
KKR Apple Bidco LLC
2021 2nd Lien Term Loan, (1 mo. LIBOR + 5.75%), 6.51%, 09/21/29		34	33,915
2021 Term Loan, (1 mo. LIBOR + 3.00%), 3.76%, 09/23/28		209	207,030
LBM Acquisition LLC, Term Loan B, (1 mo. LIBOR + 3.75%), 4.51%, 12/18/27		3	3,201
Milano Acquisition Corp., Term Loan B, (3 mo. LIBOR + 4.00%), 5.01%, 10/01/27		1,222	1,216,832
Radiate Holdco LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.25%), 4.01%, 09/25/26		75	73,717
Veritas U.S., Inc., 2021 USD Term Loan B, (3 mo. LIBOR + 5.00%, 1.00% Floor), 6.01%, 09/01/25		611	557,988
VS Buyer LLC, Term Loan B, (1 mo. LIBOR + 3.00%), 3.76%, 02/28/27		92	91,130
White Cap Buyer LLC, Term Loan B, (SOFR + 3.75%), 6.25%, 10/19/27		668	651,362

			4,004,787

Diversified Telecommunication Services — 0.2%
Cincinnati Bell, Inc., 2021 Term Loan B2, (SOFR + 3.25%), 4.05%, 11/22/28		110	108,872

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
Frontier Communications Corp., 2021 DIP Term Loan B, (3 mo. LIBOR + 3.75%), 4.81%, 05/01/28	USD	370	$363,473
Intelsat Jackson Holdings S.A., 2021 Exit Term Loan B, (SOFR + 4.25%), 4.92%, 02/01/29		473	458,611

			930,956

Electrical Equipment — 0.0%
II-VI Incorporated, 2021 Bridge Term Loan B, 12/08/28(o)		133	132,200

Entertainment — 0.1%
MSG National Properties LLC, Term Loan, (3 mo. LIBOR + 6.25%), 7.00%, 11/12/25(a)		483	480,473

Food Products — 0.0%
Naked Juice LLC, 2nd Lien Term Loan, (SOFR + 6.00%), 6.65%, 06/30/22		38	37,715

Gas Utilities — 0.1%
Freeport LNG Investments, LLLP, Term Loan B, (3 mo. LIBOR + 3.50%), 4.56%, 12/21/28		325	322,540

Health Care Equipment & Supplies — 0.2%
Ortho-Clinical Diagnostics SA
2018 Term Loan B, (1 mo. LIBOR + 3.00%), 3.45%, 06/30/25		100	99,981
EUR Term Loan B, (3 mo. EURIBOR + 3.50%), 3.50%, 06/30/25	EUR	872	912,024

			1,012,005

Health Care Providers & Services — 0.2%
Da Vinci Purchaser Corp., 2019 Term Loan, (3 mo. LIBOR + 4.00%, 1.00% Floor), 5.01%, 01/08/27	USD	229	228,208
Envision Healthcare Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 4.51%, 10/10/25		782	475,316
Quorum Health Corp., 2020 Term Loan, (3 mo. LIBOR + 6.50%, 1.00% Floor), 7.50%, 04/29/25		300	233,738
RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.75%), 4.50%, 11/16/25		146	143,876

			1,081,138

Health Care Services — 0.0%
Medical Solutions Holdings, Inc., 2021 2nd Lien Term Loan, (3 mo. LIBOR + 7.00%), 7.50%, 11/01/29		149	142,481

Health Care Technology — 0.5%
Athenahealth, Inc., 2022 Term Loan B, (SOFR + 3.50%), 4.01%, 02/15/29		2,300	2,265,600
Polaris Newco LLC, USD Term Loan B, (1 mo. LIBOR + 4.00%), 4.76%, 06/02/28		547	541,039

			2,806,639

Hotels, Restaurants & Leisure — 0.3%
Fertitta Entertainment LLC, 2022 Term Loan B, (SOFR CME + 4.00%), 4.70%, 01/27/29		749	744,914
Great Canadian Gaming Corp., 2021 Term Loan, (3 mo. LIBOR + 4.00%), 4.93%, 11/01/26		71	70,698
IRB Holding Corp., 2022 Term Loan B, (SOFR + 3.00%), 3.75%, 12/15/27		379	373,605

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Life Time Fitness, Inc., 2021 Term Loan B, (3 mo. LIBOR + 4.75%, 1.00% Floor), 5.75%, 12/16/24	USD	100	$99,472
Scientific Games International, Inc., 2022 USD Term Loan, (SOFR CME + 3.00%), 3.57%, 04/14/29		179	177,994
Stars Group Holdings BV, 2018 USD Incremental Term Loan, (3 mo. LIBOR + 2.25%), 3.26%, 07/21/26		39	39,133

			1,505,816

Household Durables — 0.1%
Solis IV BV, USD Term Loan B1, (SOFR + 3.50%), 4.00%, 02/26/29		277	263,219
Springs Windows Fashions LLC, 2021 Term Loan B, (1 mo. LIBOR + 4.00%), 4.75%, 10/06/28		537	496,392

			759,611

Independent Power and Renewable Electricity Producers — 0.0%
Calpine Corp., 2019 Term Loan B10, (1 mo. LIBOR + 2.00%), 2.76%, 08/12/26		44	43,647

Industrial Conglomerates — 0.1%
AVSC Holding Corp., 2018 2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 1.00% Floor), 8.25%, 09/01/25		623	546,733
Sequa Mezzanine Holdings LLC, 2020 Extended Term Loan, (1 mo. LIBOR + 6.75%, 1.00% Floor), 7.75%, 11/28/23		193	193,038
Vertiv Group Corp., 2021 Term Loan B, (1 mo. LIBOR + 2.75%), 3.20%, 03/02/27		156	151,736

			891,507

Insurance — 0.3%
Alliant Holdings Intermediate LLC
2018 Term Loan B, (1 mo. LIBOR + 3.25%), 4.01%, 05/09/25		248	245,231
2021 Term Loan B4, (1 mo. LIBOR + 3.50%), 4.05%, 11/06/27		178	176,159
AssuredPartners, Inc., 2022 Term Loan, (SOFR + 3.50%), 4.20%, 02/12/27		265	261,025
Hub International Ltd., 2021 Term Loan B, (3 mo. LIBOR + 3.25%), 4.35%, 04/25/25		241	240,030
Ryan Specialty Group LLC, Term Loan, (1 mo. LIBOR + 3.00%), 3.80%, 09/01/27		234	233,478
Sedgwick Claims Management Services, Inc.
2018 Term Loan B, (1 mo. LIBOR + 3.25%), 4.01%, 12/31/25		176	174,109
2019 Term Loan B, (1 mo. LIBOR + 3.75%), 4.51%, 09/03/26		273	271,614
2020 Term Loan B3, (1 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 09/03/26		200	199,498

			1,801,144

26	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Interactive Media & Services — 0.1%
Camelot US Acquisition LLC, 2020 Incremental Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 10/30/26	USD	149	$147,696
Grab Holdings, Inc., Term Loan B, (6 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 01/29/26		204	198,246

			345,942

Internet & Direct Marketing Retail — 0.0%
CNT Holdings I Corp., 2020 Term Loan, (3 mo. LIBOR + 3.50%), 4.25%, 11/08/27		227	224,249

IT Services — 0.3%
Banff Merger Sub, Inc.
2021 USD 2nd Lien Term Loan, (1 mo. LIBOR + 5.50%), 6.26%, 02/27/26		529	521,594
2021 USD Term Loan, (1 mo. LIBOR + 3.75%), 4.51%, 10/02/25		346	341,276
Camelot Finance SA, Term Loan B, (1 mo. LIBOR + 3.00%), 3.76%, 10/30/26		201	198,723
Greeneden US Holdings II LLC, 2020 USD Term Loan B4, (1 mo. LIBOR + 4.00%), 4.76%, 12/01/27		441	439,269
PUG LLC, USD Term Loan, (1 mo. LIBOR + 3.50%), 4.26%, 02/12/27		212	206,787
TierPoint LLC, 2021 Term Loan, (1 mo. LIBOR + 3.75%), 4.51%, 05/05/26		167	165,378

			1,873,027

Machinery — 0.5%
Filtration Group Corp., 2021 Incremental Term Loan, (1 mo. LIBOR + 3.50%), 4.26%, 10/21/28		290	285,564
Ingersoll-Rand Services Co., 2020 USD Spinco Term Loan, (1 mo. LIBOR + 1.75%), 2.51%, 03/01/27		104	102,466
MHI Holdings LLC, Term Loan B, (1 mo. LIBOR + 5.00%), 5.76%, 09/21/26		512	509,814
SPX Flow, Inc., 04/05/29(o)		482	469,198
Titan Acquisition Ltd., 2018 Term Loan B, (3 mo. LIBOR + 3.00%), 4.01%, 03/28/25		1,822	1,778,364

			3,145,406

Media — 0.6%
Altice Financing SA, 2017 USD Term Loan B, (3 mo. LIBOR + 2.75%), 3.79%, 07/15/25		44	42,698
Altice France SA, 2018 Term Loan B13, (3 mo. LIBOR + 4.00%), 4.51%, 08/14/26		177	175,431
AMC Entertainment Holdings, Inc., 2019 Term Loan B, (1 mo. LIBOR + 3.00%), 3.49%, 04/22/26		294	262,084
Clear Channel Outdoor Holdings, Inc., Term Loan B, (1 mo. LIBOR + 3.50%), 4.74%, 08/21/26		1,117	1,088,373
Connect Finco SARL, 2021 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 12/11/26		233	231,425
Learfield Communications LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 12/01/23		89	84,596
MH Sub I LLC
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 4.26%, 09/13/24		170	168,616

Security		Par (000)	Value

Media (continued)
MH Sub I LLC (continued)
2020 Incremental Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 09/13/24	USD	391	$388,868
2021 2nd Lien Term Loan, (1 mo. LIBOR + 6.25%), 7.01%, 02/23/29		66	65,159
Zayo Group Holdings, Inc., USD Term Loan, (1 mo. LIBOR + 3.00%), 3.76%, 03/09/27		1,507	1,427,801

			3,935,051

Metals & Mining — 0.0%
Grinding Media, Inc., 2021 Term Loan B, (3 mo. LIBOR + 4.00%), 4.80%, 10/12/28(a)		119	116,714

Oil, Gas & Consumable Fuels — 0.4%
Ascent Resources Utica LLC, 2020 Fixed 2nd Lien Term Loan, (3 mo. LIBOR + 9.00%, 1.00% Floor), 10.02%, 11/01/25		2,504	2,667,536
Lealand Finance Co. BV, 2020 Make Whole Term Loan, (1 mo. LIBOR + 3.00%), 3.46%, 06/28/24(a)		17	11,184

			2,678,720

Pharmaceuticals — 0.1%
Bausch Health Companies Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 3.76%, 06/02/25		144	143,251
Endo Luxembourg Finance Co. I SARL, 2021 Term Loan, (1 mo. LIBOR + 5.00%), 5.81%, 03/27/28		735	679,541

			822,792

Professional Services — 0.2%
Dun & Bradstreet Corp., Term Loan, (1 mo. LIBOR + 3.25%), 3.92%, 02/06/26		336	333,122
Dun & Bradstreet Corporation, 2022 Incremental Term Loan B2, (SOFR + 3.25%), 3.92%, 01/18/29		232	229,970
Element Materials Technology Group US Holdings, Inc.(o)
2022 USD Delayed Draw Term Loan B, 06/30/29		74	73,912
2022 USD Delayed Draw Term Loan D, 04/12/29		161	160,143
Galaxy US Opco Inc., Term Loan, 0.00%, 04/29/29(a)(e)		337	328,154

			1,125,301

Real Estate Management & Development — 0.1%
Chamberlain Group, Inc., Term Loan B, (3 mo. LIBOR + 3.50%), 4.51%, 11/03/28		472	462,527

Semiconductors & Semiconductor Equipment — 0.1%
MKS Instruments, Inc., 2022 Term Loan B, 04/08/29(o)		485	482,575

Software — 1.6%
Barracuda Networks, Inc., 2020 2nd Lien Term Loan, (3 mo. LIBOR + 6.75%), 7.99%, 10/30/28		188	187,272
Cloudera, Inc.
2021 Second Lien Term Loan, (1 mo. LIBOR + 6.00%), 6.76%, 10/08/29(a)		341	330,770
2021 Term Loan, (1 mo. LIBOR + 3.75%), 4.51%, 10/08/28		974	956,955
Digicel International Finance Ltd., 2017 Term Loan B, (6 mo. LIBOR + 3.25%), 3.50%, 05/28/24		708	672,519

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Software (continued)
Epicor Software Corp.
2020 2nd Lien Term Loan, (1 mo. LIBOR + 7.75%, 1.00% Floor), 8.75%, 07/31/28	USD	117	$119,121
2020 Term Loan, (1 mo. LIBOR + 3.25%), 4.01%, 07/30/27		318	316,088
Helios Software Holdings, Inc., 2021 USD Term Loan B, (1 mo. LIBOR + 3.75%), 4.55%, 03/11/28		152	150,643
Magenta Buyer LLC
2021 USD 1st Lien Term Loan, (3 mo. LIBOR + 5.00%), 6.23%, 07/27/28		1,073	1,057,276
2021 USD 2nd Lien Term Loan, (3 mo. LIBOR + 8.25%), 9.48%, 07/27/29		530	519,177
McAfee, LLC, 2022 USD Term Loan B, (SOFR + 4.00%), 4.50%, 03/01/29(a)		1,406	1,367,335
Planview Parent, Inc., 2nd Lien Term Loan, (3 mo. LIBOR + 7.25%), 8.26%, 12/18/28(a)		195	193,050
Proof Point, Inc., 2nd Lien Term Loan, (3 mo. LIBOR + 6.25%), 6.76%, 08/31/29		457	456,571
Proofpoint, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 3.25%), 3.76%, 08/31/28		308	302,963
RealPage, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 4.01%, 04/24/28		413	405,959
Renaissance Holding Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 4.01%, 05/30/25		18	17,720
Sabre GLBL, Inc.
2021 Term Loan B1, (1 mo. LIBOR + 3.50%), 4.26%, 12/17/27		128	126,303
2021 Term Loan B2, (1 mo. LIBOR + 3.50%), 4.26%, 12/17/27		203	201,334
Sophia LP, 2021 Term Loan B, (3 mo. LIBOR + 3.25%), 4.26%, 10/07/27		980	967,850
Sovos Compliance LLC, 2021 Term Loan, (1 mo. LIBOR + 4.50%), 5.26%, 08/11/28		192	191,211
SS&C Technologies Holdings Europe SARL, 2018 Term Loan B4, (1 mo. LIBOR + 1.75%), 2.51%, 04/16/25		71	69,632
SS&C Technologies, Inc., 2018 Term Loan B3, (1 mo. LIBOR + 1.75%), 2.51%, 04/16/25		97	95,705
Tibco Software, Inc., 2020 2nd Lien Term Loan, (1 mo. LIBOR + 7.25%), 8.02%, 03/03/28		232	231,420
Ultimate Software Group, Inc.
2021 2nd Lien Term Loan, (3 mo. LIBOR + 5.25%), 6.21%, 05/03/27		527	522,143
2021 Term Loan, (3 mo. LIBOR + 3.25%), 4.21%, 05/04/26		214	212,050
Term Loan B, (3 mo. LIBOR + 3.75%), 4.76%, 05/04/26		304	301,950

			9,973,017

Specialty Retail — 0.1%
PetSmart, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.75%), 4.50%, 02/11/28		626	619,200
Staples, Inc., 7 Year Term Loan, (3 mo. LIBOR + 5.00%), 5.32%, 04/16/26		182	174,305

			793,505

Security		Par (000)	Value

Textiles, Apparel & Luxury Goods — 0.2%
Crocs, Inc., Term Loan B, (SOFR CME + 3.50%), 4.45%, 02/17/29	USD	1,146	$1,117,831

Trading Companies & Distributors — 0.1%
Foundation Building Materials Holding Company LLC, 2021 Term Loan, (3 mo. LIBOR + 3.25%), 4.49%, 02/03/28		130	124,908
SRS Distribution, Inc., 2022 Incremental Term Loan, (SOFR + 3.50%), 4.00%, 06/02/28		333	321,008

			445,916

Wireless Telecommunication Services — 0.0%
MetroNet Systems Holdings, LLC, 2021 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 4.50%, 06/02/28		26	25,676

Total Floating Rate Loan Interests — 10.0% (Cost: $62,283,578)			61,232,005

Foreign Agency Obligations

Argentina — 0.0%
Argentine Republic Government International Bond, 3.50%, 07/09/41(n)		802	267,577

Bahrain — 0.1%
Bahrain Government International Bond, 7.00%, 01/26/26(g)		301	320,245

Chile — 0.1%
Chile Government International Bond
4.34%, 03/07/42		200	183,100
4.00%, 01/31/52		200	171,200

			354,300

Colombia — 0.2%
Colombia Government International Bond
8.13%, 05/21/24		159	168,222
4.50%, 01/28/26(i)		342	328,598
3.88%, 04/25/27(i)		477	435,799
3.13%, 04/15/31		380	297,303

			1,229,922

Dominican Republic — 0.2%
Dominican Republic International Bond
5.95%, 01/25/27(g)		523	524,896
5.50%, 02/22/29(c)		260	242,174
4.50%, 01/30/30(c)		236	202,783
4.88%, 09/23/32(c)		339	284,611
6.40%, 06/05/49(g)		271	228,792

			1,483,256

Egypt — 0.1%
Egypt Government International Bond(c)
5.75%, 05/29/24		200	186,500
7.50%, 02/16/61		200	133,500

			320,000

Guatemala — 0.1%
Guatemala Government Bond 5.38%, 04/24/32(c)		200	199,475

28	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Guatemala (continued)
Guatemala Government Bond (continued)
3.70%, 10/07/33(g)	USD	236	$202,709
4.65%, 10/07/41(c)		200	170,913

			573,097

Iceland — 0.6%
Iceland Government International Bond, 5.88%, 05/11/22(g)(i)		3,415	3,418,313

Indonesia — 0.1%
Indonesia Government International Bond(i)
4.10%, 04/24/28		317	319,041
5.35%, 02/11/49		295	304,251

			623,292

Ivory Coast — 0.0%
Ivory Coast Government International Bond, 6.38%, 03/03/28(g)		212	208,860

Mexico — 0.1%
Mexico Government International Bond
3.75%, 01/11/28(i)		400	384,800
2.66%, 05/24/31		400	335,800

			720,600

Mongolia — 0.0%
Mongolia Government International Bond, 5.13%, 04/07/26(g)		250	233,777

Morocco — 0.1%
Morocco Government International Bond
3.00%, 12/15/32(c)		500	395,000
4.00%, 12/15/50(g)		311	214,590

			609,590

Nigeria — 0.1%
Nigeria Government International Bond
8.38%, 03/24/29(c)		200	185,500
7.88%, 02/16/32(g)		208	174,200

			359,700

Oman — 0.1%
Oman Government International Bond(g)
6.50%, 03/08/47		309	281,963
6.75%, 01/17/48		309	288,142

			570,105

Panama — 0.1%
Panama Government International Bond
3.88%, 03/17/28		360	348,480
3.16%, 01/23/30(i)		527	479,010

			827,490

Paraguay — 0.1%
Paraguay Government International Bond(g)
4.70%, 03/27/27		305	302,388
5.60%, 03/13/48		210	188,121
5.40%, 03/30/50		200	176,663

			667,172

Security		Par (000)	Value

Peru — 0.1%
Peruvian Government International Bond
2.78%, 01/23/31(i)	USD	233	$201,443
1.86%, 12/01/32(i)		373	289,262
3.00%, 01/15/34		176	146,608

			637,313

Portugal — 0.6%
Portugal Government International Bond, 5.13%, 10/15/24(c)(i)		3,680	3,833,100

Qatar — 0.1%
Qatar Government International Bond
4.00%, 03/14/29(c)		478	489,352
4.40%, 04/16/50(g)		200	202,000

			691,352

Romania — 0.1%
Romanian Government International Bond(c)
3.00%, 02/14/31		228	194,128
3.63%, 03/27/32		332	285,789

			479,917

Saudi Arabia — 0.1%
Saudi Government International Bond
4.38%, 04/16/29(c)		200	207,500
4.50%, 04/17/30(g)(i)		362	378,290
2.25%, 02/02/33(g)		200	173,500

			759,290

South Africa — 0.1%
Republic of South Africa Government International Bond
5.65%, 09/27/47		251	197,867
5.75%, 09/30/49		450	355,584

			553,451

Sri Lanka — 0.0%
Sri Lanka Government International Bond, 6.85%, 03/14/24(g)(h)(m)		400	171,044

Ukraine — 0.1%
Ukraine Government International Bond
8.99%, 02/01/24(g)		224	78,960
7.75%, 09/01/25(g)		226	73,634
7.25%, 03/15/33(c)		371	115,010

			267,604

Uruguay — 0.0%
Uruguay Government International Bond, 4.38%, 10/27/27		200	204,475

Total Foreign Agency Obligations — 3.3% (Cost: $22,232,223)			20,384,842

Municipal Bonds

California — 0.1%
California County Tobacco Securitization Agency, Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/55(e)		1,230	216,698

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Illinois — 0.1%
State of Illinois, GO, 5.10%, 06/01/33	USD	800	$817,961

Total Municipal Bonds — 0.2% (Cost: $1,004,901)			1,034,659

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 10.2%
Alternative Loan Trust
Series 2006-J7, Class 2A1, (11th District Cost of Funds + 1.50%), 1.72%, 11/20/46(b)		3,483	2,618,695
Series 2006-J8, Class A5, 6.00%, 02/25/37		1,891	1,047,765
Series 2006-OA16, Class A2, (1 mo. LIBOR US + 0.38%), 1.05%, 10/25/46(b)		3,132	2,952,071
Series 2006-OA18, Class A1, (1 mo. LIBOR US + 0.24%), 0.91%, 12/25/46(b)		1,852	1,707,305
American Home Mortgage Assets Trust, Series 2006-5, Class A1, (12 mo. MTA + 0.92%), 1.14%, 11/25/46(b)		4,398	1,521,852
Chase Home Lending Mortgage Trust, 6.50%, 04/25/49(b)(c)		605	608,428
CHL Mortgage Pass-Through Trust
Series 2007-J2, Class 2A1, (1 mo. LIBOR US + 0.65%), 1.32%, 07/25/37(b)		2,671	760,002
Series 2007-J2, Class 2A8, 6.00%, 07/25/37		1,475	718,404
Citigroup Mortgage Loan Trust, Series 2006-AR7, Class 2A3A, 2.64%, 11/25/36(b)		910	857,896
COLT Mortgage Loan Trust(b)(c)
Series 2020-2, Class M1, 5.25%, 03/25/65		2,550	2,547,289
Series 2020-3, Class M1, 3.36%, 04/27/65		2,850	2,743,156
Countrywide Alternative Loan Trust
Series 2005-9CB, Class 1A3, (1 mo. LIBOR US + 0.45%), 1.12%, 05/25/35(b)		1,498	1,396,431
Series 2006-40T1, Class 2A5, (1 mo. LIBOR US + 0.40%), 1.07%, 12/25/36(b)		2,267	205,812
Series 2006-7CB, Class 2A1, 6.50%, 05/25/36		1,459	874,644
Series 2006-OA14, Class 3A1, (12 mo. MTA + 0.85%), 1.07%, 11/25/46(b)(d)		4,925	4,365,953
Series 2006-OA6, Class 1A1A, (1 mo. LIBOR US + 0.42%), 1.09%, 07/25/46(b)		3,591	3,013,845
Series 2006-OA8, Class 1A1, (1 mo. LIBOR US + 0.38%), 1.05%, 07/25/46(b)		1,270	1,150,020
Series 2007-12T1, Class A22, 5.75%, 06/25/37		3,556	2,050,429
Series 2007-12T1, Class A5, 6.00%, 06/25/37		1,726	1,025,420
Series 2007-19, Class 1A1, 6.00%, 08/25/37		562	356,105
Series 2007-22, Class 2A16, 6.50%, 09/25/37		7,208	3,632,839
Series 2007-23CB, Class A1, 6.00%, 09/25/37		4,256	2,829,231
Series 2007-4CB, Class 1A3, (1 mo. LIBOR US + 0.35%), 1.02%, 04/25/37(b)		1,828	1,433,096
Series 2007-OA2, Class 1A1, (12 mo. MTA + 0.84%), 1.06%, 03/25/47(b)		2,213	1,974,630
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA5, Class 3A1, (1 mo. LIBOR US + 0.40%), 1.07%, 04/25/46(b)		4,839	4,414,074
CSMC(b)(c)
Series 2011-4R, Class 1A2, (1 mo. LIBOR US + 1.50%), 1.73%, 09/27/37		1,453	1,313,510
Series 2021-NQM2, Class M1, 2.28%, 02/25/66		1,500	1,396,468
Ellington Financial Mortgage Trust, Series 2020-1, Class M1, 5.24%, 05/25/65(b)(c)		500	498,719

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
MFA Trust, Series 2021-NQM1, Class M1, 2.31%, 04/25/65(b)(c)	USD	2,000	$1,876,555
Morgan Stanley Re-REMIC Trust, Series 2010-R5, Class 7B, 1.65%, 05/26/37(c)		4,833	4,871,657
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AF1, Class 1A2, 6.16%, 05/25/36(b)		6,851	1,876,661
Residential Asset Securitization Trust, Series 2006- A8, Class 2A5, (1 mo. LIBOR US + 0.60%), 1.27%, 08/25/36(b)		6,373	1,001,886
STAR Trust, Series 2021-1, Class M1, 2.36%, 05/25/65(b)(c)		1,750	1,636,679
Starwood Mortgage Residential Trust, Series 2020-3, Class M1, 3.54%, 04/25/65(b)(c)		1,057	1,029,793

			62,307,320

Commercial Mortgage-Backed Securities(b)(c) — 0.4%
Bayview Commercial Asset Trust, Series 2007-2A, Class A1, (1 mo. LIBOR US + 0.27%), 0.94%, 07/25/37		1,554	1,462,174
Extended Stay America Trust, Series 2021-ESH, Class D, (1 mo. LIBOR US + 2.25%), 2.81%, 07/15/38		328	322,060
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2006-1A, Class B, (1 mo. LIBOR US + 1.00%), 1.67%, 04/25/31		512	503,845

			2,288,079

Total Non-Agency Mortgage-Backed Securities — 10.6% (Cost: $76,543,535)			64,595,399

Preferred Securities

Capital Trusts — 6.6%(b)

Automobiles(l) — 0.1%
General Motors Financial Co., Inc., Series C, 5.70%		395	385,619
Volkswagen International Finance NV, 4.38%(g)	EUR	100	96,923

			482,542

Banks(l) — 2.1%
Al Ahli Bank of Kuwait KSCP, 7.25%(g)	USD	200	202,850
Banco Davivienda SA, 6.65%(c)		200	178,600
Banco Mercantil del Norte SA(c)
5.88%		205	181,912
6.75%		292	280,648
Bank of East Asia Ltd., 5.88%(g)		250	250,516
Burgan Bank SAK, 5.75%(g)		250	238,875
Industrial & Commercial Bank of China Ltd., 3.20%(g)		210	200,340
ING Groep NV, 3.88%		1,750	1,417,500
Kasikornbank PCL, 5.28%(g)		246	240,004
Nanyang Commercial Bank Ltd., 5.00%(g)		200	200,250
Nordea Bank Abp, 3.75%(c)		560	457,800
Rizal Commercial Banking Corp., 6.50%(g)		200	194,662
TMBThanachart Bank PCL, 4.90%(g)		250	239,266
Wells Fargo & Co., Series S, 5.90%(i)		8,800	8,613,000

			12,896,223

Capital Markets — 0.4%
Bank of New York Mellon Corp., Series I, 3.75%(l)		2,845	2,532,050

Diversified Financial Services(l) — 3.3%
Banco Santander SA, 4.38%(g)	EUR	200	195,335

30	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Financial Services (continued)
Bank of America Corp.(i)
Series AA, 6.10%	USD	2,865	$2,895,240
Series X, 6.25%		5,535	5,603,080
Barclays PLC, 4.38%		585	487,744
Credit Agricole SA, 4.75%(c)		460	396,175
Credit Suisse Group AG, 6.38%(c)		358	337,018
HSBC Holdings PLC, 6.00%(i)		695	667,200
JPMorgan Chase & Co.
Series FF, 5.00%(i)		1,025	971,392
Series HH, 4.60%		320	295,776
Natwest Group PLC, 6.00%(i)		1,185	1,167,877
Societe Generale SA(c)(i)
5.38%		3,000	2,634,000
6.75%		3,000	2,861,298
UBS Group AG, 3.88%(c)		1,750	1,518,737
Woori Bank, 4.25%(g)		250	244,813

			20,275,685

Diversified Telecommunication Services — 0.0%
Koninklijke KPN NV, 2.00%(g)(l)	EUR	100	100,484

Electric Utilities — 0.5%
Edison International, Series B, 5.00%(l)	USD	220	199,127
NextEra Energy Capital Holdings, Inc., 5.65%, 05/01/79(i)		2,500	2,457,700

			2,656,827

Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp., 7.00%(c)(l)		307	298,557

Insurance — 0.0%
Heungkuk Life Insurance Co. Ltd., 4.48%(g)(l)		200	198,800

Media — 0.0%
SES SA, 2.88%(g)(l)	EUR	100	95,239

Oil, Gas & Consumable Fuels(g)(l) — 0.0%
Abertis Infraestructuras Finance BV, 3.25%		100	99,353
Repsol International Finance BV, 4.25%		100	100,731

			200,084

Real Estate Management & Development(g)(l) — 0.1%
Aroundtown SA, 3.38%		100	101,131
Citycon OYJ, 4.50%		100	96,370
Heimstaden Bostad AB, 3.00%		100	85,343

			282,844

Transportation Infrastructure — 0.0%
Poste Italiane SpA, 2.63%(g)(l)		100	89,302

Utilities — 0.0%
Electricite de France SA, 3.00%(g)(l)		200	185,418

Wireless Telecommunication Services — 0.0%
Vodafone Group PLC, 2.63%, 08/27/80(g)		100	98,527

			40,392,582

Security		Shares	Value

Preferred Stocks — 2.3%(b)(l)

Capital Markets — 2.3%
Goldman Sachs Group, Inc., Series J		395,017	$10,049,232
Morgan Stanley
Series F		100,000	2,600,000
Series K		60,125	1,516,954

			14,166,186

Total Preferred Securities — 8.9% (Cost: $57,021,609)			54,558,768

		Par (000)

U.S. Government Sponsored Agency Securities

Agency Obligations — 1.0%
Uniform Mortgage-Backed Securities
4.00%, 10/01/49	USD	2,067	2,088,788
3.50%, 01/01/51 - 04/01/52(d)		4,133	4,070,636

			6,159,424

Collateralized Mortgage Obligations — 1.0%
Ginnie Mae, Series 2017-136, Class GB, 3.00%, 03/20/47		803	782,592
Uniform Mortgage-Backed Securities, Series 4480, Class ZX, 4.00%, 11/15/44		5,186	5,184,566

			5,967,158

Mortgage-Backed Securities(i) — 18.8%
Uniform Mortgage-Backed Securities
4.50%, 11/01/23 - 07/01/55(p)		19,045	19,740,401
4.00%, 02/01/34 - 04/01/56		20,472	20,862,732
2.00%, 11/01/50 - 06/01/51		26,101	23,102,825
2.50%, 10/01/51 - 01/01/52		55,671	51,042,807

			114,748,765

Total U.S. Government Sponsored Agency Securities — 20.8% (Cost: $138,541,216)			126,875,347

		Shares

Warrants

Entertainment — 0.0%
Aviron Capital LLC (Expires 12/16/31)(a)		10	—

Total Warrants — 0.0% (Cost: $ — )			—

Total Long-Term Investments — 145.9% (Cost: $963,517,555)			890,037,506

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security	Shares		Value

Short-Term Securities

Money Market Funds — 6.1%

BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.29%(q)(r)	37,104,073		$37,104,073

Total Short-Term Securities — 6.1% (Cost: $37,104,073)			37,104,073

Total Investments Before TBA Sale Commitments — 152.0% (Cost: $1,000,621,628)			927,141,579

	Par (000)

TBA Sale Commitments

Mortgage-Backed Securities — (0.0)%
Uniform Mortgage-Backed Securities, 4.50%, 05/12/52(p)	USD	(58)	(58,963)

Total TBA Sale Commitments — (0.0)% (Proceeds: $(59,357))			(58,963)

Total Investments, Net of TBA Sale Commitments — 152.0% (Cost: $1,000,562,271)			927,082,616

Liabilities in Excess of Other Assets — (52.0)%			(317,266,536)

Net Assets — 100.0%			$609,816,080

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	When-issued security.
(e)	Zero-coupon bond.
(f)	Rounds to less than 1,000.
(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(h)	Non-income producing security.
(i)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(j)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)	Convertible security.
(l)	Perpetual security with no stated maturity date.
(m)	Issuer filed for bankruptcy and/or is in default.
(n)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(o)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)	Represents or includes a TBA transaction.
(q)	Affiliate of the Trust.
(r)	Annualized 7-day yield as of period end.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the six months ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$36,212,415	$891,658	(a)	$—	$—	$—	$37,104,073	37,104,073	$9,714	$—

(a)	Represents net amount purchased (sold).

Reverse Repurchase Agreements

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Barclays Bank PLC	0.55	%(b)	06/29/21	Open		$205,275	$205,841	Capital Trusts	Open/Demand
Barclays Bank PLC	0.55	(b)	06/29/21	Open		1,309,800	1,313,411	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.55	(b)	06/29/21	Open		4,236,937	4,248,618	Capital Trusts	Open/Demand
Barclays Bank PLC	0.55	(b)	06/29/21	Open		691,145	693,050	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.55	(b)	06/29/21	Open		1,992,500	1,997,993	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.75	(b)	06/29/21	Open		2,583,750	2,595,251	Capital Trusts	Open/Demand
Barclays Bank PLC	0.75	(b)	06/29/21	Open		880,175	884,093	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.75	(b)	06/29/21	Open		1,030,950	1,035,539	Capital Trusts	Open/Demand

32	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Barclays Capital Inc.	0.75	%(b)	06/29/21	Open		$527,088	$529,434	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.75	(b)	06/29/21	Open		793,760	797,293	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.75	(b)	06/29/21	Open		763,875	767,275	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.50	(b)	07/15/21	Open		596,250	597,575	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.50	(b)	07/15/21	Open		2,901,565	2,908,013	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.50	(b)	07/15/21	Open		1,749,375	1,753,262	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.50	(b)	07/15/21	Open		861,000	862,913	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.50	(b)	07/15/21	Open		458,000	459,018	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.50	(b)	07/15/21	Open		369,675	370,496	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.50	(b)	07/15/21	Open		1,078,000	1,080,396	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.50	(b)	07/15/21	Open		757,750	759,434	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.50	(b)	07/15/21	Open		808,500	810,297	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.50	(b)	07/15/21	Open		530,438	531,616	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.50	(b)	07/15/21	Open		853,012	854,908	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.50	(b)	07/15/21	Open		897,187	899,181	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.50	(b)	07/15/21	Open		538,945	540,143	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.50	(b)	07/15/21	Open		1,007,812	1,010,052	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.50	(b)	07/15/21	Open		678,437	679,945	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.50	(b)	07/15/21	Open		721,912	723,517	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.50	(b)	07/15/21	Open		480,500	481,568	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.50	(b)	07/15/21	Open		492,500	493,594	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.50	(b)	07/15/21	Open		508,000	509,129	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.50	(b)	07/15/21	Open		485,000	486,078	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.50	(b)	07/15/21	Open		1,017,000	1,019,260	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.50	(b)	07/15/21	Open		780,937	782,673	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.50	(b)	07/15/21	Open		554,375	555,607	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.50	(b)	07/15/21	Open		2,949,019	2,955,572	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.50	(b)	07/15/21	Open		555,100	556,334	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.50	(b)	07/15/21	Open		1,304,687	1,307,587	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.50	(b)	07/15/21	Open		394,975	395,853	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.50	(b)	07/15/21	Open		595,000	596,322	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.50	(b)	07/15/21	Open		2,646,000	2,651,880	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.50	(b)	07/15/21	Open		1,161,250	1,163,831	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	07/20/21	Open		492,769	494,430	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	07/20/21	Open		532,703	534,498	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	07/20/21	Open		462,070	463,628	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	07/20/21	Open		486,570	488,210	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.50	(b)	07/22/21	Open		327,630	328,342	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	07/22/21	Open		646,380	648,544	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	07/22/21	Open		315,563	316,619	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	07/22/21	Open		187,208	187,834	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	07/22/21	Open		167,580	168,141	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	07/22/21	Open		886,559	889,527	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	07/22/21	Open		452,078	453,591	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	07/22/21	Open		249,851	250,688	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	07/22/21	Open		176,245	176,835	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	07/22/21	Open		3,416,250	3,427,690	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	07/22/21	Open		502,226	503,908	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	07/22/21	Open		829,170	831,947	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	07/22/21	Open		178,094	178,690	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	07/22/21	Open		99,325	99,658	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.55	(b)	07/29/21	Open		908,406	910,684	Capital Trusts	Open/Demand
Barclays Capital Inc.	0.55	(b)	07/29/21	Open		415,013	416,053	Capital Trusts	Open/Demand
Barclays Capital Inc.	0.75	(b)	07/29/21	Open		845,575	848,987	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.75	(b)	07/29/21	Open		904,812	908,463	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.75	(b)	07/29/21	Open		498,438	500,449	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.75	(b)	07/29/21	Open		129,060	129,581	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.75	(b)	07/29/21	Open		612,762	615,235	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.75	(b)	07/29/21	Open		1,780,120	1,787,302	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.75	(b)	07/29/21	Open		895,747	899,362	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.75	(b)	07/29/21	Open		29,800	29,920	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.75	(b)	07/29/21	Open		163,445	164,104	Corporate Bonds	Open/Demand

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Barclays Capital Inc.	0.75	%(b)	07/29/21	Open		$388,068	$389,633	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.75	(b)	07/29/21	Open		1,085,256	1,089,635	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	07/29/21	Open		863,651	866,476	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	08/03/21	Open		324,370	325,413	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.75	(b)	09/20/21	Open		707,000	709,332	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	09/22/21	Open		261,750	262,477	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	11/02/21	Open		798,607	800,368	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.75	(b)	11/05/21	Open		490,500	491,724	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.75	(b)	11/08/21	Open		182,569	183,047	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.75	(b)	11/16/21	Open		249,380	250,005	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	11/17/21	Open		68,371	68,511	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.75	(b)	12/01/21	Open		581,017	582,353	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.30	(b)	12/06/21	Open		637,922	638,693	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.80	(b)	12/08/21	Open		180,750	181,184	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	(0.35	)(b)	12/20/21	Open		158,015	157,704	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	12/20/21	Open		807,795	809,145	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.75	(b)	01/05/22	Open		958,954	960,692	Corporate Bonds	Open/Demand
Barclays Capital Inc.	(1.75	)(b)	01/10/22	Open		344,583	342,740	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.80	(b)	01/10/22	Open		319,510	320,116	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.55	(b)	01/19/22	Open		755,402	756,441	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.72	(b)	01/27/22	Open		610,695	611,568	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.80	(b)	02/03/22	Open		481,456	482,192	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75	(b)	02/11/22	Open		246,840	247,154	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.80	(b)	02/11/22	Open		123,984	124,154	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.80	(b)	02/11/22	Open		390,520	391,057	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.85	(b)	02/11/22	Open		287,040	287,465	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.85	(b)	02/11/22	Open		316,638	317,107	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.90	(b)	02/11/22	Open		2,689,450	2,693,719	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.90	(b)	02/11/22	Open		941,162	942,657	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.90	(b)	02/11/22	Open		1,099,825	1,101,571	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.90	(b)	02/11/22	Open		733,387	734,552	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.80	(b)	02/14/22	Open		3,836,400	3,841,622	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.85	(b)	02/14/22	Open		690,690	691,702	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.85	(b)	02/14/22	Open		1,397,760	1,399,808	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.90	(b)	02/14/22	Open		919,370	920,813	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	02/14/22	Open		292,655	292,962	Corporate Bonds	Open/Demand
Barclays Bank PLC	(0.00	)(b)	02/16/22	Open		51,000	50,985	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.75	(b)	02/17/22	Open		333,960	334,366	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.83	(b)	03/01/22	Open		653,565	654,337	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.90	(b)	03/01/22	Open		479,460	480,083	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.63	(b)	03/01/22	Open		1,023,437	1,024,306	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.63	(b)	03/01/22	Open		127,955	128,064	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.63	(b)	03/01/22	Open		521,145	521,587	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.63	(b)	03/01/22	Open		373,643	373,960	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.63	(b)	03/01/22	Open		292,624	292,872	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.63	(b)	03/01/22	Open		347,985	348,280	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.63	(b)	03/01/22	Open		449,510	449,891	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.63	(b)	03/01/22	Open		42,996	43,033	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.65	(b)	03/02/22	Open		1,122,227	1,123,217	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.75	(b)	03/02/22	Open		1,584,895	1,586,557	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.75	(b)	03/02/22	Open		1,125,910	1,127,091	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.75	(b)	03/02/22	Open		946,375	947,367	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.75	(b)	03/02/22	Open		1,158,402	1,159,617	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.75	(b)	03/02/22	Open		1,498,530	1,500,101	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.75	(b)	03/02/22	Open		1,270,350	1,271,682	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.75	(b)	03/02/22	Open		803,250	804,092	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.75	(b)	03/02/22	Open		641,662	642,335	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.75	(b)	03/02/22	Open		1,067,712	1,068,832	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.75	(b)	03/02/22	Open		1,236,480	1,237,777	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.75	(b)	03/02/22	Open		1,018,001	1,019,069	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.75	(b)	03/02/22	Open		524,875	525,425	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.75	(b)	03/02/22	Open		1,704,870	1,706,658	Corporate Bonds	Open/Demand

34	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Barclays Capital Inc.	0.75	%(b)	03/02/22	Open		$558,700	$559,286	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.75	(b)	03/02/22	Open		722,330	723,087	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.75	(b)	03/02/22	Open		798,490	799,327	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.75	(b)	03/02/22	Open		525,406	525,957	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.75	(b)	03/02/22	Open		733,950	734,720	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.75	(b)	03/02/22	Open		1,721,425	1,723,230	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.40	(b)	03/02/22	Open		419,230	419,425	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.40	(b)	03/02/22	Open		934,344	934,778	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.70	(b)	03/02/22	Open		1,083,472	1,084,518	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.72	(b)	03/02/22	Open		491,166	491,657	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.72	(b)	03/02/22	Open		750,075	750,824	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75	(b)	03/02/22	Open		1,210,385	1,211,654	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75	(b)	03/02/22	Open		442,418	442,881	Foreign Agency Obligations	Open/Demand
BNP Paribas S.A.	0.80	(b)	03/02/22	Open		840,780	841,732	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.80	(b)	03/02/22	Open		6,666,547	6,674,094	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.85	(b)	03/02/22	Open		1,654,812	1,656,824	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.88	(b)	03/02/22	Open		1,188,495	1,189,999	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.90	(b)	03/02/22	Open		692,807	693,707	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.90	(b)	03/02/22	Open		386,141	386,636	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.38	(b)	03/02/22	Open		1,626,240	1,627,270	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.63	(b)	03/02/22	Open		559,924	560,393	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.63	(b)	03/02/22	Open		1,154,666	1,155,646	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.63	(b)	03/02/22	Open		666,462	667,028	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.63	(b)	03/02/22	Open		770,000	770,653	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.63	(b)	03/02/22	Open		493,500	493,914	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.63	(b)	03/02/22	Open		1,545,819	1,547,114	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.63	(b)	03/02/22	Open		784,080	784,737	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.63	(b)	03/02/22	Open		677,370	677,945	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.63	(b)	03/02/22	Open		246,380	246,589	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.63	(b)	03/02/22	Open		435,156	435,521	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.63	(b)	03/02/22	Open		753,114	753,745	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.63	(b)	03/02/22	Open		429,603	429,967	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.63	(b)	03/02/22	Open		608,440	608,956	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.63	(b)	03/02/22	Open		221,606	221,794	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.63	(b)	03/02/22	Open		987,160	987,998	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.75	(b)	03/03/22	Open		334,163	334,504	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.53	(b)	03/03/22	Open		1,723,750	1,724,899	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.53	(b)	03/03/22	Open		349,563	349,795	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.53	(b)	03/03/22	Open		677,680	678,132	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.53	(b)	03/03/22	Open		2,446,875	2,448,506	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.53	(b)	03/03/22	Open		535,625	535,982	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	03/03/22	Open		147,353	147,479	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.70	(b)	03/03/22	Open		642,000	642,604	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.30	(b)	03/04/22	Open		2,979,587	2,980,953	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.30	(b)	03/04/22	Open		3,195,845	3,197,310	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.55	(b)	03/04/22	Open		2,839,931	2,841,844	Capital Trusts	Open/Demand
Barclays Bank PLC	0.55	(b)	03/04/22	Open		1,709,137	1,710,289	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.55	(b)	03/04/22	Open		1,002,500	1,003,175	Capital Trusts	Open/Demand
Barclays Bank PLC	0.60	(b)	03/04/22	Open		3,710,000	3,712,783	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.75	(b)	03/04/22	Open		1,622,500	1,624,089	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.75	(b)	03/04/22	Open		464,144	464,598	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.75	(b)	03/04/22	Open		6,075,000	6,080,948	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.75	(b)	03/04/22	Open		2,212,500	2,214,666	Capital Trusts	Open/Demand
Barclays Bank PLC	0.75	(b)	03/04/22	Open		7,656,000	7,663,496	Capital Trusts	Open/Demand
Barclays Bank PLC	0.75	(b)	03/04/22	Open		1,660,000	1,661,625	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.75	(b)	03/04/22	Open		716,912	717,614	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.75	(b)	03/04/22	Open		171,413	171,580	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.75	(b)	03/04/22	Open		754,875	755,614	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.75	(b)	03/04/22	Open		575,825	576,389	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.75	(b)	03/04/22	Open		89,310	89,397	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.75	(b)	03/04/22	Open		519,480	519,989	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.75	(b)	03/04/22	Open		836,640	837,459	Corporate Bonds	Open/Demand

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Barclays Capital Inc.	0.75	%(b)	03/04/22	Open		$705,712	$706,404	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.54	(b)	03/04/22	Open		722,150	722,625	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	03/04/22	Open		842,800	843,535	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.70	(b)	03/04/22	Open		499,375	499,826	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.72	(b)	03/04/22	Open		673,137	673,766	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.80	(b)	03/04/22	Open		341,050	341,410	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.85	(b)	03/04/22	Open		793,677	794,576	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.50	(b)	03/04/22	Open		113,359	113,426	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.50	(b)	03/04/22	Open		254,688	254,840	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.50	(b)	03/04/22	Open		276,850	277,015	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.50	(b)	03/04/22	Open		402,615	402,855	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	03/04/22	Open		949,790	950,575	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	03/04/22	Open		1,516,200	1,517,453	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	03/04/22	Open		1,092,100	1,093,002	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.35	(b)	03/08/22	Open		381,881	382,020	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.36	(b)	03/08/22	Open		218,138	218,220	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.40	(b)	03/08/22	Open		368,401	368,562	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.40	(b)	03/08/22	Open		391,140	391,311	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.40	(b)	03/08/22	Open		469,125	469,330	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.40	(b)	03/08/22	Open		196,983	197,068	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.40	(b)	03/08/22	Open		240,794	240,899	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.40	(b)	03/08/22	Open		123,840	123,894	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.58	(b)	03/08/22	Open		320,963	321,188	Foreign Agency Obligations	Open/Demand
BNP Paribas S.A.	0.70	(b)	03/08/22	Open		800,527	801,230	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.70	(b)	03/08/22	Open		327,038	327,325	Foreign Agency Obligations	Open/Demand
BNP Paribas S.A.	0.70	(b)	03/08/22	Open		734,625	735,270	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.72	(b)	03/08/22	Open		406,720	407,089	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75	(b)	03/08/22	Open		889,742	890,589	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.80	(b)	03/08/22	Open		476,213	476,701	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.80	(b)	03/08/22	Open		967,012	968,004	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.85	(b)	03/08/22	Open		859,250	860,194	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.88	(b)	03/08/22	Open		1,023,852	1,025,023	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.90	(b)	03/08/22	Open		1,136,332	1,137,665	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.90	(b)	03/08/22	Open		1,085,630	1,086,903	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.90	(b)	03/08/22	Open		179,888	180,098	Corporate Bonds	Open/Demand
Cantor Fitzgerald & Company	0.37	(b)	03/11/22	05/12/22		1,496,177	1,496,915	U.S. Government Sponsored Agency Securities	Up to 30 Days
Cantor Fitzgerald & Company	0.37	(b)	03/11/22	05/12/22		1,979,599	1,980,575	U.S. Government Sponsored Agency Securities	Up to 30 Days
Cantor Fitzgerald & Company	0.37	(b)	03/11/22	05/12/22		1,648,624	1,649,437	U.S. Government Sponsored Agency Securities	Up to 30 Days
Cantor Fitzgerald & Company	0.37	(b)	03/11/22	05/12/22		1,403,636	1,404,328	U.S. Government Sponsored Agency Securities	Up to 30 Days
Cantor Fitzgerald & Company	0.37	(b)	03/11/22	05/12/22		21,841,815	21,852,590	U.S. Government Sponsored Agency Securities	Up to 30 Days
Cantor Fitzgerald & Company	0.37	(b)	03/11/22	05/12/22		3,604,552	3,606,330	U.S. Government Sponsored Agency Securities	Up to 30 Days
Cantor Fitzgerald & Company	0.37	(b)	03/11/22	05/12/22		1,496,871	1,497,610	U.S. Government Sponsored Agency Securities	Up to 30 Days
Cantor Fitzgerald & Company	0.37	(b)	03/11/22	05/12/22		1,876,766	1,877,692	U.S. Government Sponsored Agency Securities	Up to 30 Days
Cantor Fitzgerald & Company	0.37	(b)	03/11/22	05/12/22		3,847,242	3,849,139	U.S. Government Sponsored Agency Securities	Up to 30 Days
Cantor Fitzgerald & Company	0.37	(b)	03/11/22	05/12/22		8,059,585	8,063,561	U.S. Government Sponsored Agency Securities	Up to 30 Days
Cantor Fitzgerald & Company	0.37	(b)	03/11/22	05/12/22		6,033,497	6,036,474	U.S. Government Sponsored Agency Securities	Up to 30 Days
Cantor Fitzgerald & Company	0.37	(b)	03/11/22	05/12/22		1,486,466	1,487,199	U.S. Government Sponsored Agency Securities	Up to 30 Days
Cantor Fitzgerald & Company	0.37	(b)	03/11/22	05/12/22		2,313,470	2,314,611	U.S. Government Sponsored Agency Securities	Up to 30 Days

36	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Cantor Fitzgerald & Company	0.37	%(b)	03/11/22	05/12/22		$1,863,093	$1,864,012	U.S. Government Sponsored Agency Securities	Up to 30 Days
Cantor Fitzgerald & Company	0.37	(b)	03/11/22	05/12/22		1,307,218	1,307,863	U.S. Government Sponsored Agency Securities	Up to 30 Days
Cantor Fitzgerald & Company	0.37	(b)	03/11/22	05/12/22		4,607,485	4,609,758	U.S. Government Sponsored Agency Securities	Up to 30 Days
Cantor Fitzgerald & Company	0.37	(b)	03/11/22	05/12/22		3,062,439	3,063,950	U.S. Government Sponsored Agency Securities	Up to 30 Days
Cantor Fitzgerald & Company	0.37	(b)	03/11/22	05/12/22		1,613,613	1,614,410	U.S. Government Sponsored Agency Securities	Up to 30 Days
Cantor Fitzgerald & Company	0.37	(b)	03/11/22	05/12/22		6,581,539	6,584,786	U.S. Government Sponsored Agency Securities	Up to 30 Days
Cantor Fitzgerald & Company	0.37	(b)	03/11/22	05/12/22		1,406,184	1,406,878	U.S. Government Sponsored Agency Securities	Up to 30 Days
Cantor Fitzgerald & Company	0.37	(b)	03/11/22	05/12/22		2,787,855	2,789,230	U.S. Government Sponsored Agency Securities	Up to 30 Days
Barclays Capital Inc.	0.75	(b)	03/14/22	Open		711,515	712,133	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.75	(b)	03/16/22	Open		395,388	395,720	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	03/16/22	Open		78,033	78,088	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.50	(b)	03/17/22	Open		483,125	483,420	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.50	(b)	03/17/22	Open		1,018,750	1,019,373	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.50	(b)	03/17/22	Open		388,245	388,482	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.52	(b)	03/17/22	Open		290,940	291,125	Foreign Agency Obligations	Open/Demand
Credit Agricole Corporate and Investment Bank	0.52	(b)	03/17/22	Open		204,458	204,587	Foreign Agency Obligations	Open/Demand
Credit Agricole Corporate and Investment Bank	0.52	(b)	03/17/22	Open		322,969	323,174	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.52	(b)	03/17/22	Open		482,864	483,171	Foreign Agency Obligations	Open/Demand
Credit Agricole Corporate and Investment Bank	0.55	(b)	03/17/22	Open		1,312,500	1,313,382	Capital Trusts	Open/Demand
Credit Agricole Corporate and Investment Bank	0.59	(b)	03/17/22	Open		433,825	434,138	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.60	(b)	03/17/22	Open		252,980	253,166	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.60	(b)	03/17/22	Open		570,491	570,910	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.60	(b)	03/17/22	Open		553,588	553,993	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.62	(b)	03/17/22	Open		517,578	517,970	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.62	(b)	03/17/22	Open		512,748	513,136	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.62	(b)	03/17/22	Open		511,719	512,107	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	(0.25	)(b)	03/17/22	Open		655,362	655,162	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.55	(b)	03/17/22	Open		364,225	364,470	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.55	(b)	03/17/22	Open		286,150	286,342	Foreign Agency Obligations	Open/Demand
Barclays Capital Inc.	(1.70	)(b)	03/22/22	Open		720,720	719,393	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.85	(b)	03/22/22	Open		650,565	651,164	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.90	(b)	03/22/22	Open		760,375	761,116	Corporate Bonds	Open/Demand
Barclays Capital Inc.	(3.00	)(b)	03/30/22	Open		57,000	56,853	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.75	(b)	03/30/22	Open		1,026,334	1,026,997	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.75	(b)	03/31/22	Open		461,700	461,989	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.75	(b)	03/31/22	Open		889,034	889,589	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	04/01/22	Open		1,153,744	1,154,369	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.63	(b)	04/05/22	Open		1,017,170	1,017,615	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.63	(b)	04/06/22	Open		378,240	378,399	Corporate Bonds	Open/Demand

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
BNP Paribas S.A.	0.80	%(b)	04/07/22	Open		$348,300	$348,478	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.75	(b)	04/11/22	Open		107,030	107,072	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.57	(b)	04/11/22	Open		482,765	482,910	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.50	(b)	04/12/22	05/12/22		37,094	37,103	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	0.50	(b)	04/12/22	05/12/22		29,405	29,412	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	0.50	(b)	04/12/22	05/12/22		122,917	122,948	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	0.50	(b)	04/12/22	05/12/22		12,333	12,336	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	0.50	(b)	04/12/22	05/12/22		8,420	8,422	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	0.50	(b)	04/12/22	05/12/22		150,640	150,677	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	0.50	(b)	04/12/22	05/12/22		136,498	136,532	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	0.50	(b)	04/12/22	05/12/22		21,290	21,295	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	0.50	(b)	04/12/22	05/12/22		532,095	532,228	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	0.50	(b)	04/12/22	05/12/22		923,100	923,331	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	0.50	(b)	04/12/22	05/12/22		1,140,129	1,140,414	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	0.50	(b)	04/12/22	05/12/22		889,990	890,213	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	0.50	(b)	04/12/22	05/12/22		775,313	775,507	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	0.50	(b)	04/12/22	05/12/22		760,114	760,304	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	0.50	(b)	04/12/22	05/12/22		510,402	510,530	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	0.50	(b)	04/12/22	05/12/22		553,502	553,640	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	0.50	(b)	04/12/22	05/12/22		581,976	582,121	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	0.50	(b)	04/12/22	05/12/22		29,409	29,417	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	0.50	(b)	04/12/22	05/12/22		590,560	590,708	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	0.50	(b)	04/12/22	05/12/22		1,129,234	1,129,516	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	0.50	(b)	04/12/22	05/12/22		158,650	158,690	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	0.50	(b)	04/12/22	05/12/22		901,538	901,763	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	0.50	(b)	04/12/22	05/12/22		12,287	12,290	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	0.50	(b)	04/12/22	05/12/22		961,310	961,551	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	0.50	(b)	04/12/22	05/12/22		745,637	745,823	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	0.50	(b)	04/12/22	05/12/22		1,170,047	1,170,340	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	0.50	(b)	04/12/22	05/12/22		1,151,024	1,151,312	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	0.50	(b)	04/12/22	05/12/22		1,170,997	1,171,289	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	0.50	(b)	04/12/22	05/12/22		644,892	645,053	U.S. Government Sponsored Agency Securities	Up to 30 Days

38	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
BNP Paribas S.A.	0.50	%(b)	04/12/22	05/12/22		$418,808	$418,913	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	0.50	(b)	04/12/22	05/12/22		17,654	17,659	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	0.50	(b)	04/12/22	05/12/22		654,128	654,291	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	0.50	(b)	04/12/22	05/12/22		752,268	752,456	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	0.50	(b)	04/12/22	05/12/22		603,812	603,963	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	0.50	(b)	04/12/22	05/12/22		203,114	203,165	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	0.50	(b)	04/12/22	05/12/22		33,361	33,369	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	0.50	(b)	04/12/22	05/12/22		26,087	26,093	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	0.50	(b)	04/12/22	05/12/22		814,168	814,372	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	0.50	(b)	04/12/22	05/12/22		554,916	555,055	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	0.50	(b)	04/12/22	05/12/22		33,102	33,110	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	0.50	(b)	04/12/22	05/12/22		301,527	301,602	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	0.50	(b)	04/12/22	05/12/22		5,737,295	5,738,729	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	0.50	(b)	04/12/22	05/12/22		8,495,687	8,497,811	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	0.50	(b)	04/12/22	05/12/22		2,509,194	2,509,822	U.S. Government Sponsored Agency Securities	Up to 30 Days
Credit Suisse Securities (USA) LLC	(1.00	)(b)	04/12/22	Open		122,200	122,139	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.80	(b)	04/13/22	Open		443,820	443,988	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.80	(b)	04/19/22	Open		632,400	632,555	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.90	(b)	04/19/22	Open		506,473	506,612	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.59	(b)	04/19/22	Open		469,050	469,135	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.75	(b)	04/21/22	Open		74,375	74,389	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.75	(b)	04/21/22	Open		969,030	969,212	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.83	(b)	04/21/22	Open		322,639	322,706	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	(1.50	)(b)	04/21/22	Open		235,585	235,542	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75	(b)	04/22/22	Open		1,295,750	1,295,912	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.90	(b)	04/22/22	Open		745,885	745,997	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	04/22/22	Open		186,651	186,671	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	04/27/22	Open		294,738	294,753	Corporate Bonds	Open/Demand
Barclays Capital Inc.	(1.25	)(b)	04/28/22	Open		177,320	177,302	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.00	(b)	04/28/22	Open		480,771	480,771	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.00	(b)	04/28/22	Open		243,000	243,000	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	04/28/22	Open		349,481	349,494	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	04/29/22	Open		1,150,261	1,150,261	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	04/29/22	Open		551,361	551,361	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.00	(b)	04/29/22	Open		497,150	497,150	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.00	(b)	04/29/22	Open		564,688	564,687	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.00	(b)	04/29/22	Open		302,738	302,737	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.00	(b)	04/29/22	Open		325,023	325,022	Corporate Bonds	Open/Demand

						$353,836,233	$354,227,276

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock Multi-Sector Income Trust (BIT)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts
10-Year U.S. Treasury Note	672	06/21/22	$80,000	$3,432,773
10-Year U.S. Ultra Long Treasury Note	331	06/21/22	42,658	3,612,881
U.S. Long Bond	139	06/21/22	19,530	1,981,191
Ultra U.S. Treasury Bond	256	06/21/22	40,904	6,159,264
2-Year U.S. Treasury Note	356	06/30/22	75,027	1,094,317
5-Year U.S. Treasury Note	1,261	06/30/22	141,941	4,541,277

				$20,821,703

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	167,252	EUR	146,741	The Bank of New York Mellon	05/20/22	$12,339
USD	135,029	CAD	171,824	Bank of America N.A.	06/15/22	1,291
USD	12,133,813	EUR	11,027,000	BNP Paribas SA	06/15/22	477,977
USD	97,437	EUR	88,000	Morgan Stanley & Co. International PLC	06/15/22	4,419
USD	108,498	EUR	97,000	Royal Bank of Canada	06/15/22	5,967
USD	140,737	EUR	127,599	Royal Bank of Canada	06/15/22	5,861
USD	103,756	EUR	94,000	Societe Generale	06/15/22	4,396
USD	110,168	EUR	100,000	State Street Bank and Trust Co.	06/15/22	4,465
USD	438,034	EUR	393,000	State Street Bank and Trust Co.	06/15/22	22,623
USD	2,194,014	GBP	1,682,000	Bank of America N.A.	06/15/22	78,910
USD	429,438	GBP	328,166	State Street Bank and Trust Co.	06/15/22	16,771
USD	2,974,290	GBP	2,280,000	Toronto-Dominion Bank	06/15/22	107,204
USD	47,351	IDR	678,246,428	Morgan Stanley & Co. International PLC	06/15/22	887

						743,110

EUR	146,741	USD	162,254	Deutsche Bank AG	05/20/22	(7,342)
EUR	216,222	USD	238,484	Barclays Bank PLC	06/15/22	(9,932)
EUR	521,180	USD	581,798	State Street Bank and Trust Co.	06/15/22	(30,897)

						(48,171)

						$694,939

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Trust	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.38.V1	5.00%	Quarterly	06/20/27	USD	2,870	$(59,985)	$(129,617)	$69,632
CDX.NA.IG.38.V1	1.00	Quarterly	06/20/27	USD	12,860	(113,076)	(194,965)	81,889

						$(173,061)	$(324,582)	$151,521

40	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock Multi-Sector Income Trust (BIT)

Centrally Cleared Interest Rate Swaps

Paid by the Trust		Received by the Trust		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency

3-Month LIBOR, 1.33%	Quarterly	1.55%	Semi-Annual	N/A	10/08/31	USD	28,600	$(3,432,153)	$441	$(3,432,594)
1.61%	Semi-Annual	3-Month LIBOR, 1.33%	Quarterly	N/A	03/28/32	USD	10,600	1,267,121	168	1,266,953
1.66%	Semi-Annual	3-Month LIBOR, 1.33%	Quarterly	N/A	04/25/32	USD	10,290	1,203,937	167	1,203,770
1.73%	Semi-Annual	3-Month LIBOR, 1.33%	Quarterly	N/A	10/08/36	USD	32,800	4,934,917	636	4,934,281
3-Month LIBOR, 1.33%	Quarterly	1.84%	Semi-Annual	N/A	10/08/51	USD	11,500	(2,208,642)	355	(2,208,997)
3-Month LIBOR, 1.33%	Quarterly	1.93%	Semi-Annual	N/A	10/22/51	USD	2,840	(491,541)	88	(491,629)
3-Month LIBOR, 1.33%	Quarterly	1.92%	Semi-Annual	N/A	10/27/51	USD	1,420	(249,484)	44	(249,528)

								$1,024,155	$1,899	$1,022,256

OTC Credit Default Swaps — Buy Protection

Reference Obligations/Index	Financing Rate Paid by the Trust	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

CMBX.NA.7	3.00%	Monthly	Deutsche Bank AG	01/17/47	USD	25,000	$4,523,288	$1,703,674	$2,819,614

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating	(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Adler Real Estate AG	5.00%	Quarterly	Morgan Stanley & Co. International PLC	12/20/25	B		EUR	20	$(3,008)	$2,545	$(5,553)
Virgin Media Finance PLC	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/25	B		EUR	20	1,702	1,970	(268)
Adler Real Estate AG	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/26	N/R		EUR	10	(1,463)	866	(2,329)
Adler Real Estate AG	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/26	N/R		EUR	10	(1,463)	972	(2,435)
CMA CGM SA	5.00	Quarterly	Credit Suisse International	06/20/26	BB-		EUR	10	441	433	8
Adler Real Estate AG	5.00	Quarterly	Citibank N.A.	12/20/26	B		EUR	10	(1,424)	228	(1,652)
CMA CGM SA	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/26	BB-		EUR	30	932	1,231	(299)
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Bank of America N.A.	12/20/26	B+		EUR	20	(1,066)	(808)	(258)
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Barclays Bank PLC	12/20/26	B+		EUR	10	(542)	410	(952)
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Credit Suisse International	12/20/26	B+		EUR	10	(526)	422	(948)
K&S AG	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/26	B+		EUR	30	4,204	2,497	1,707
CMA CGM SA	5.00	Quarterly	Barclays Bank PLC	06/20/27	BB-		EUR	3	61	102	(41)
CMA CGM SA	5.00	Quarterly	Credit Suisse International	06/20/27	BB-		EUR	50	952	2,351	(1,399)
CMA CGM SA	5.00	Quarterly	Credit Suisse International	06/20/27	BB-		EUR	17	336	613	(277)
CMA CGM SA	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	BB-		EUR	18	338	666	(328)
CMA CGM SA	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	BB-		EUR	17	317	626	(309)
CMA CGM SA	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	BB-		EUR	5	90	175	(85)
CMBX.NA.7	3.00	Monthly	Barclays Bank PLC	01/17/47	C-		USD	10,000	(1,809,315)	(477,822)	(1,331,493)
CMBX.NA.7	3.00	Monthly	Barclays Bank PLC	01/17/47	C-		USD	5,000	(904,658)	(238,635)	(666,023)
CMBX.NA.7	3.00	Monthly	Barclays Bank PLC	01/17/47	C-		USD	10,000	(1,809,315)	(236,376)	(1,572,939)
CMBX.NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R		USD	2,500	(298,624)	(524,902)	226,278
CMBX.NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R		USD	5,000	(597,247)	(519,486)	(77,761)
CMBX.NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R		USD	972	(116,106)	(105,906)	(10,200)

									$(5,535,384)	$(2,087,828)	$(3,447,556)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock Multi-Sector Income Trust (BIT)

Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps

Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation

Centrally Cleared Swaps(a)	$1,899	$(324,582)	$7,556,525	$(6,382,748)
OTC Swaps	1,719,781	(2,103,935)	3,047,607	(3,675,549)

(a)

Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$—	$—	$20,821,703	$—	$20,821,703
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	743,110	—	—	743,110
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	—	151,521	—	—	7,405,004	—	7,556,525
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	—	4,767,388	—	—	—	—	4,767,388

	$—	$4,918,909	$—	$743,110	$28,226,707	$—	$33,888,726

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$—	$—	$—	$48,171	$—	$—	$48,171
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	—	—	—	—	6,382,748	—	6,382,748
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	—	5,779,484	—	—	—	—	5,779,484

	$—	$5,779,484	$—	$48,171	$6,382,748	$—	$12,210,403

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended April 30, 2022, the effect of derivative financial instruments in the Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$18,338,885	$—	$18,338,885
Forward foreign currency exchange contracts	—	—	—	1,406,489	—	—	1,406,489
Options purchased(a)	—	—	—	—	743,547	—	743,547
Options written	—	—	—	—	(3,251,544)	—	(3,251,544)
Swaps	—	1,664,199	—	—	2,102,942	—	3,767,141

	$—	$1,664,199	$—	$1,406,489	$17,933,830	$—	$21,004,518

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$17,962,653	$—	$17,962,653
Forward foreign currency exchange contracts	—	—	—	298,560	—	—	298,560
Options purchased(b)	—	—	—	—	106,235	—	106,235

42	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock Multi-Sector Income Trust (BIT)

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Options written	$—	$—	$—	$—	$755,414	$—	$755,414
Swaps	—	(1,420,601)	—	—	(81,839)	—	(1,502,440)

	$—	$(1,420,601)	$—	$298,560	$18,742,463	$—	$17,620,422

(a)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.

(b)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — short	$407,015,529
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$21,573,906
Average amounts sold — in USD	$2,976,269
Options:
Average value of option contracts purchased	$3,406
Average value of option contracts written	$—	(a)
Average notional value of swaption contracts purchased	$43,907,500
Average notional value of swaption contracts written	$251,806,794
Credit default swaps:
Average notional value — buy protection	$53,570,000
Average notional value — sell protection	$34,102,917
Interest rate swaps:
Average notional value — pays fixed rate	$223,665,811
Average notional value — receives fixed rate	$135,532,000

(a)	Derivative not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.

For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Trust’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$1,315,191	$—
Forward foreign currency exchange contracts	743,110	48,171
Swaps — centrally cleared	—	46,414
Swaps — OTC(a)	4,767,388	5,779,484

Total derivative assets and liabilities in the Statement of Assets and Liabilities	6,825,689	5,874,069

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(1,315,191)	(46,414)

Total derivative assets and liabilities subject to an MNA	$5,510,498	$5,827,655

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statement of Assets and Liabilities.

The following table presents the Trust’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received (and pledged) by the Trust:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Received	Cash Collateral Received	(b)	Net Amount of Derivative Assets	(c)(d)

Bank of America N.A.	$80,201	$(1,066)	$—	$—		$79,135
Barclays Bank PLC	512	(512)	—	—		—
BNP Paribas SA	477,977	—	—	—		477,977
Citibank N.A.	228	(228)	—	—		—
Credit Suisse International	3,827	(2,624)	—	—		1,203
Deutsche Bank AG	4,523,288	(7,342)	—	(4,440,000)		75,946

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock Multi-Sector Income Trust (BIT)

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Received	Cash Collateral Received (b)	Net Amount of Derivative Assets	(c)(d)

JPMorgan Chase Bank N.A.	$10,710	$(6,053)	$—	$—	$4,657
Morgan Stanley & Co. International PLC	234,129	(234,129)	—	—	—
Royal Bank of Canada	11,828	—	—	—	11,828
Societe Generale	4,396	—	—	—	4,396
State Street Bank and Trust Co.	43,859	(30,897)	—	—	12,962
The Bank of New York Mellon	12,339	—	—	—	12,339
Toronto-Dominion Bank	107,204	—	—	—	107,204

	$5,510,498	$(282,851)	$—	$(4,440,000)	$787,647

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Pledged	Cash Collateral Pledged (e)	Net Amount of Derivative Liabilities	(c)(f)

Bank of America N.A.	$1,066	$(1,066)	$—	$—	$—
Barclays Bank PLC	4,534,213	(512)	—	(4,480,000)	53,701
Citibank N.A.	1,652	(228)	—	(1,424)	—
Credit Suisse International	2,624	(2,624)	—	—	—
Deutsche Bank AG	7,342	(7,342)	—	—	—
JPMorgan Chase Bank N.A.	6,053	(6,053)	—	—	—
Morgan Stanley & Co. International PLC	1,243,808	(234,129)	—	(740,000)	269,679
State Street Bank and Trust Co.	30,897	(30,897)	—	—	—

	$5,827,655	$(282,851)	$—	$(5,221,424)	$323,380

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)	Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(f)	Net amount represents the net amount payable due to counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Trust’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$67,603,388	$2,311,472	$69,914,860
Common Stocks	4,355,862	—	—	4,355,862
Corporate Bonds
Aerospace & Defense	—	15,389,125	—	15,389,125
Airlines	—	11,505,077	—	11,505,077
Auto Components	—	6,197,469	—	6,197,469
Automobiles	—	11,601,651	—	11,601,651
Banks	—	7,870,450	—	7,870,450
Beverages	—	9,710,989	—	9,710,989
Biotechnology	—	787,902	—	787,902
Building Materials	—	3,319,919	—	3,319,919
Building Products	—	4,227,111	—	4,227,111
Capital Markets	—	4,917,756	—	4,917,756
Chemicals	—	12,037,175	—	12,037,175
Commercial Services & Supplies	—	4,800,106	—	4,800,106

44	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock Multi-Sector Income Trust (BIT)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Corporate Bonds (continued)
Communications Equipment	$—	$3,200,903	$—	$3,200,903
Construction Materials	—	1,751,998	—	1,751,998
Consumer Discretionary	—	10,227,823	—	10,227,823
Consumer Finance	—	8,496,425	—	8,496,425
Containers & Packaging	—	2,672,964	—	2,672,964
Diversified Consumer Services	—	9,383,577	—	9,383,577
Diversified Financial Services	—	10,927,017	—	10,927,017
Diversified Telecommunication Services	—	18,727,485	—	18,727,485
Education	—	239,663	—	239,663
Electric Utilities	—	5,848,551	—	5,848,551
Electrical Equipment	—	638,394	—	638,394
Electronic Equipment, Instruments & Components	—	3,704,501	—	3,704,501
Energy Equipment & Services	—	2,486,501	—	2,486,501
Environmental, Maintenance & Security Service	—	3,608,073	—	3,608,073
Equity Real Estate Investment Trusts (REITs)	—	6,929,641	—	6,929,641
Food & Staples Retailing	—	6,636,625	—	6,636,625
Food Products	—	3,265,612	—	3,265,612
Gas Utilities	—	106,394	—	106,394
Health Care Equipment & Supplies	—	3,083,640	—	3,083,640
Health Care Providers & Services	—	24,184,974	—	24,184,974
Health Care Technology	—	4,467,614	—	4,467,614
Hotels, Restaurants & Leisure	—	16,918,587	—	16,918,587
Household Durables	—	4,108,836	—	4,108,836
Independent Power and Renewable Electricity Producers	—	6,158,458	—	6,158,458
Industrial Conglomerates	—	53,000	—	53,000
Insurance	—	11,836,982	—	11,836,982
Interactive Media & Services	—	2,122,847	—	2,122,847
Internet & Direct Marketing Retail	—	113,485	—	113,485
Internet Software & Services	—	7,287,921	—	7,287,921
IT Services	—	5,119,319	—	5,119,319
Leisure Products	—	753,913	—	753,913
Machinery	—	4,732,899	—	4,732,899
Media	—	53,268,573	—	53,268,573
Metals & Mining	—	12,177,080	—	12,177,080
Multiline Retail	—	1,235,190	—	1,235,190
Offshore Drilling & Other Services	—	1,252,888	—	1,252,888
Oil, Gas & Consumable Fuels	177,054	67,919,478	1,328,352	69,424,884
Personal Products	—	268,786	—	268,786
Pharmaceuticals	—	11,565,299	—	11,565,299
Real Estate	—	812,549	—	812,549
Real Estate Management & Development	—	7,228,752	—	7,228,752
Road & Rail	—	3,068,196	—	3,068,196
Semiconductors & Semiconductor Equipment	—	3,367,731	—	3,367,731
Software	—	8,826,561	—	8,826,561
Specialty Retail	—	4,343,761	—	4,343,761
Technology Hardware, Storage & Peripherals	—	412,500	—	412,500
Textiles, Apparel & Luxury Goods	—	770,983	—	770,983
Thrifts & Mortgage Finance	—	1,141,660	—	1,141,660
Tobacco	—	2,095,678	—	2,095,678
Transportation	—	97,055	—	97,055
Transportation Infrastructure	—	2,821,766	—	2,821,766
Utilities	—	10,625,478	—	10,625,478
Wireless Telecommunication Services	—	10,121,042	—	10,121,042
Floating Rate Loan Interests	—	57,732,811	3,499,194	61,232,005
Foreign Agency Obligations	—	20,384,842	—	20,384,842
Municipal Bonds	—	1,034,659	—	1,034,659
Non-Agency Mortgage-Backed Securities	—	64,595,399	—	64,595,399
Preferred Securities
Capital Trusts	—	40,392,582	—	40,392,582
Preferred Stocks	14,166,186	—	—	14,166,186
U.S. Government Sponsored Agency Securities	—	126,875,347	—	126,875,347
Warrants	—	—	—	—

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock Multi-Sector Income Trust (BIT)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Short-Term Securities
Money Market Funds	$37,104,073	$—	$—	$37,104,073
Liabilities
Investments
TBA Sale Commitments	—	(58,963)	—	(58,963)
Unfunded Floating Rate Loan Interests(a)	—	(6,644)	—	(6,644)

	$55,803,175	$864,133,779	$7,139,018	$927,075,972

Derivative Financial Instruments(b)
Assets
Credit Contracts	$—	$3,199,128	$—	$3,199,128
Foreign Currency Exchange Contracts	—	743,110	—	743,110
Interest Rate Contracts	20,821,703	7,405,004	—	28,226,707
Liabilities
Credit Contracts	—	(3,675,549)	—	(3,675,549)
Foreign Currency Exchange Contracts	—	(48,171)	—	(48,171)
Interest Rate Contracts	—	(6,382,748)	—	(6,382,748)

	$20,821,703	$1,240,774	$—	$22,062,477

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $354,227,276 are categorized as Level 2 within the fair value hierarchy.

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Warrants	Total

Assets
Opening balance, as of October 31, 2021	$1,662,822	$1,536,662	$2,589,803	$—	$5,789,287
Transfers into Level 3	1,110,000	—	475,733	—	1,585,733
Transfers out of Level 3	—	—	(1,305,362)	—	(1,305,362)
Accrued discounts/premiums	890	—	1,649	—	2,539
Net realized gain (loss)	(14,210)	—	60	—	(14,150)
Net change in unrealized appreciation (depreciation)(a)(b)	(302,676)	(187,207)	(107,134)	—	(597,017)
Purchases	—	—	1,847,825	—	1,847,825
Sales	(145,354)	(21,103)	(3,380)	—	(169,837)

Closing balance, as of April 30, 2022	$2,311,472	$1,328,352	$3,499,194	$—	$7,139,018

Net change in unrealized appreciation (depreciation) on investments still held at April 30, 2022(a)	$(302,676)	$(187,207)	$(107,134)	$—	$(597,017)

(a)	Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.
(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at April 30, 2022 is generally due to investments no longer held or categorized as Level 3 at period end.

The Trust’s financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.

See notes to financial statements.

46	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Assets and Liabilities (unaudited)

April 30, 2022

BIT

ASSETS
Investments, at value — unaffiliated(a)	$890,037,506
Investments, at value — affiliated(b)	37,104,073
Cash pledged:
Collateral — reverse repurchase agreements	22,573,998
Collateral — OTC derivatives	5,230,025
Futures contracts	6,188,400
Centrally cleared swaps	669,000
Foreign currency, at value(c)	1,538,955
Receivables:
Investments sold	4,305,592
Reverse repurchase agreements	4,464,472
TBA sale commitments	59,357
Dividends — unaffiliated	139,635
Dividends — affiliated	6,781
Interest — unaffiliated	9,282,445
Variation margin on futures contracts	1,315,191
Swap premiums paid	1,719,781
Unrealized appreciation on:
Forward foreign currency exchange contracts	743,110
OTC swaps	3,047,607
Deferred offering costs	177,734

Total assets	988,603,662

LIABILITIES
Bank overdraft	1,654,249
Cash received as collateral for OTC derivatives	4,440,000
TBA sale commitments, at value(d)	58,963
Reverse repurchase agreements, at value	354,227,276
Payables:
Investments purchased	9,518,414
Reverse repurchase agreements	1,335,923
Accounting services fees	69,429
Custodian fees	49,535
Income dividend distributions	196,538
Investment advisory fees	641,753
Offering costs	137,351
Trustees’ and Officer’s fees	139,462
Other accrued expenses	63,132
Principal payups	168,501
Professional fees	173,998
Transfer agent fees	32,345
Variation margin on centrally cleared swaps	46,414
Swap premiums received	2,103,935
Unrealized depreciation on:
Forward foreign currency exchange contracts	48,171
OTC swaps	3,675,549
Unfunded floating rate loan interests	6,644

Total liabilities	378,787,582

NET ASSETS	$609,816,080

F I N A N C I A L S T A T E M E N T S	47

Statement of Assets and Liabilities (unaudited) (continued)

April 30, 2022

BIT

NET ASSETS CONSIST OF
Paid-in capital(e)(f)(g)	$670,782,923
Accumulated loss	(60,966,843)

NET ASSETS	$609,816,080

Net asset value	$16.20

(a) Investments, at cost — unaffiliated	$963,517,555
(b) Investments, at cost — affiliated	$37,104,073
(c) Foreign currency, at cost	$1,593,977
(d) Proceeds from TBA sale commitments	$59,357
(e) Shares outstanding	37,647,536
(f) Shares authorized	Unlimited
(g) Par value	$0.001

See notes to financial statements.

48	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Operations (unaudited)

Six Months Ended April 30, 2022

BIT

INVESTMENT INCOME
Dividends — unaffiliated	$1,039,160
Dividends — affiliated	9,714
Interest — unaffiliated	24,598,050
Other income — unaffiliated	41,040
Foreign taxes withheld	(491)

Total investment income	25,687,473

EXPENSES
Investment advisory	4,032,432
Accounting services	68,714
Custodian	46,161
Transfer agent	37,771
Registration	6,219
Trustees and Officer	221
Miscellaneous	108,897

Total expenses excluding interest expense	4,300,415
Interest expense	711,529

Total expenses	5,011,944
Less:
Fees waived and/or reimbursed by the Manager	(4,775)

Total expenses after fees waived and/or reimbursed	5,007,169

Net investment income	20,680,304

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(6,324,924)
Forward foreign currency exchange contracts	1,406,489
Foreign currency transactions	(111,564)
Futures contracts	18,338,885
Options written	(3,251,544)
Swaps	3,767,141

13,824,483

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(91,227,523)
Forward foreign currency exchange contracts	298,560
Foreign currency translations	(58,151)
Futures contracts	17,962,653
Options written	755,414
Swaps	(1,502,440)
Unfunded floating rate loan interests	(6,902)

(73,778,389)

Net realized and unrealized loss	(59,953,906)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(39,273,602)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	49

Statements of Changes in Net Assets

	BIT

	Six Months Ended 04/30/22 (unaudited)		Year Ended 10/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$20,680,304		$42,334,107
Net realized gain	13,824,483		21,043,621
Net change in unrealized appreciation (depreciation)		(73,778,389)	4,551,708

Net increase (decrease) in net assets resulting from operations		(39,273,602)	67,929,436

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income	(27,933,070	)(b)	(41,784,318)
Return of capital	—		(13,963,431)

Decrease in net assets resulting from distributions to shareholders		(27,933,070)	(55,747,749)

CAPITAL SHARE TRANSACTIONS
Reinvestment of distributions	631,367		1,356,433

NET ASSETS
Total increase (decrease) in net assets		(66,575,305)	13,538,120
Beginning of period	676,391,385		662,853,265

End of period	$609,816,080		$676,391,385

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

50	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Cash Flows (unaudited)

Six Months Ended April 30, 2022

BIT

CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES
Net decrease in net assets resulting from operations	$(39,273,602)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by (used for) operating activities
Proceeds from sales of long-term investments and principal paydowns/payups	683,899,993
Purchases of long-term investments	(655,094,624)
Net purchases of short-term securities	(1,068,158)
Amortization of premium and accretion of discount on investments and other fees	(2,822,589)
Premiums paid on closing options written	(10,720,506)
Premiums received from options written	3,186,978
Net realized loss on investments and options written	9,576,468
Net unrealized depreciation on investments, options written, swaps, foreign currency translations and unfunded floating rate loan interests	91,825,418
(Increase) Decrease in Assets
Receivables
Dividends — affiliated	(6,623)
Dividends — unaffiliated	(707)
Interest — unaffiliated	437,338
Variation margin on futures contracts	(1,174,533)
Variation margin on centrally cleared swaps	74,491
Swap premiums paid	15,544
Deferred offering costs	(177,734)
Increase (Decrease) in Liabilities
Cash received
Collateral — reverse repurchase agreements	(525,900)
Collateral — OTC derivatives	1,090,000
Payables
Accounting services fees	(95,071)
Custodian fees	(59,644)
Interest expense	(67,472)
Investment advisory fees	(84,597)
Trustees’ and Officer’s fees	(56,421)
Other accrued expenses	(59,620)
Professional fees	(81,878)
Transfer agent fees	2,777
Variation margin on futures contracts	(342,849)
Variation margin on centrally cleared swaps	46,414
Swap premiums received	(1,420,167)

Net cash provided by operating activities	77,022,726

CASH PROVIDED BY (USED FOR) FINANCING ACTIVITIES
Cash dividends paid to shareholders	(27,105,165)
Payments for offering costs	137,351
Increase in bank overdraft	1,578,656
Net borrowing of reverse repurchase agreements	(35,568,704)

Net cash used for financing activities	(60,957,862)

CASH IMPACT FROM FOREIGN EXCHANGE FLUCTUATIONS
Cash impact from foreign exchange fluctuations	(50,973)

CASH AND FOREIGN CURRENCY
Net increase in restricted and unrestricted cash and foreign currency	16,013,891
Restricted and unrestricted cash and foreign currency at beginning of period	20,186,487

Restricted and unrestricted cash and foreign currency at end of period	$36,200,378

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for interest expense	$779,001

NON-CASH FINANCING ACTIVITIES
Reinvestment of distributions	$631,367

F I N A N C I A L S T A T E M E N T S	51

Statement of Cash Flows (unaudited) (continued)

Six Months Ended April 30, 2022

BIT

RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AND FOREIGN CURRENCY AT THE END OF PERIOD TO THE STATEMENT OF ASSETS AND LIABILITIES
Cash pledged
Collateral — reverse repurchase agreements	$22,573,998
Collateral — OTC derivatives	5,230,025
Futures contracts	6,188,400
Centrally cleared swaps	669,000
Foreign currency at value	1,538,955

$36,200,378

See notes to financial statements.

52	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	BIT

	Six Months Ended 04/30/22 (unaudited)		Year Ended October 31,
			2021	2020	(a)	2019	(a)	2018	(a)	2017	(a)

Net asset value, beginning of period	$17.98		$17.66	$17.28		$18.79		$20.07		$18.91

Net investment income(b)	0.55		1.13	1.08		1.18		1.38		1.51
Net realized and unrealized gain (loss)		(1.59)	0.67	0.78		(1.28)		(1.13)		1.42

Net increase (decrease) from investment operations		(1.04)	1.80	1.86		(0.10)		0.25		2.93

Distributions(c)
From net investment income	(0.74	)(d)	(1.11)	(0.99)		(1.14)		(1.49)		(1.77)
Return of capital	—		(0.37)	(0.49)		(0.27)		(0.04)		—

Total distributions		(0.74)	(1.48)	(1.48)		(1.41)		(1.53)		(1.77)

Net asset value, end of period	$16.20		$17.98	$17.66		$17.28	(e)	$18.79		$20.07

Market price, end of period	$15.80		$18.90	$15.65		$17.15		$16.25		$18.55

Total Return(f)
Based on net asset value	(5.85	)%(g)	10.55%	12.68	%(h)	0.00	%(e)(i)	2.18	%(j)	17.34	%(k)

Based on market price	(12.65	)%(g)	31.13%	0.61%		14.76%		(4.40)%		22.36%

Ratios to Average Net Assets(l)
Total expenses	1.56	%(m)	1.70%	2.36%		2.89%		2.90%		2.33%

Total expenses after fees waived and/or reimbursed	1.56	%(m)	1.70%	2.19	%(n)	2.89%		2.89%		2.33%

Total expenses after fees waived and/or reimbursed and excluding interest expense	1.34	%(m)	1.42%	1.39%		1.35%		1.42%		1.39%

Net investment income	6.44	%(m)	6.14%	6.51%		6.43%		7.17%		7.86%

Supplemental Data
Net assets, end of period (000)	$609,816		$676,391	$662,853		$648,617		$710,832		$765,859

Borrowings outstanding, end of period (000)	$354,227		$386,820	$353,128		$373,345		$376,302		$471,082

Portfolio turnover rate(o)		61%	75%	101%		32%		38%		53%

(a) Consolidated Financial Highlights.
(b) Based on average shares outstanding.
(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

(e)   For financial reporting purposes, the market value of certain investments were adjusted as of report date. Accordingly, the NAV per share and total  return performance based on NAV presented herein are different than the information previously published on October 31, 2019.

(f)   Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns.  Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(g) Aggregate total return.
(h) Includes payments received from an affiliate and unaffiliated third parties, which impacted the Trust’s total return. Excluding the payments, the Trust’s total return would have been 1.38%.
(i) Amount is greater than (0.005)%.
(j) Includes payment received from an affiliate, which had no impact on the Trust’s total return.
(k) Includes payment received from a settlement of litigation, which impacted the Trust’s total return. Excluding the payment from a settlement of litigation, the Trust’s total return is 16.70%.
(l) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(m) Annualized.
(n) Includes reimbursement of professional fees by unaffiliated third parties, which impacted the Trust’s expense ratio. Excluding the payment, the Trust’s total expense ratio would have been 2.36%.
(o) Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 04/30/22 (unaudited)		Year Ended October 31,
			2021	2020	(a)	2019	(a)	2018	(a)	2017	(a)

Portfolio turnover rate (excluding MDRs)		38%	58%	72%		32%		38%		53%

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	53

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

BlackRock Multi-Sector Income Trust (BIT) (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is registered as a diversified, closed-end management investment company. The Trust is organized as a Delaware statutory trust. The Trust determines and makes available for publication the net asset value (“NAV”) of its Common Shares on a daily basis.

The Trust, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of open-end non-index fixed-income funds and all BlackRock-advised closed-end funds referred to as the BlackRock Fixed-Income Complex.

Basis of Consolidation: The accompanying consolidated financial statements of the Trust include the account of BIT Subsidiary, LLC (the “Taxable Subsidiary”). Effective December 20, 2019, the Taxable Subsidiary, which was wholly-owned by the Trust, was dissolved. The Taxable Subsidiary enabled the Trust to hold an investment in an operating partnership and satisfy Regulated Investment Company (“RIC”) tax requirements. Income earned and gains realized on the investment held by the Taxable Subsidiary were taxable to such subsidiary. There was no tax provision required for income or realized gains during the period.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Trust is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Trust is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.

Foreign Currency Translation: The Trust’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Trust does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Trust reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Trust may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Trust invests. These foreign taxes, if any, are paid by the Trust and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2022, if any, are disclosed in the Statement of Assets and Liabilities.

The Trust files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Trust may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Segregation and Collateralization: In cases where the Trust enters into certain investments (e.g., dollar rolls, futures contracts, forward foreign currency exchange contracts, options written and swaps) or certain borrowings (e.g., reverse repurchase transactions) that would be treated as “senior securities” for 1940 Act purposes, the Trust may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments or borrowings. Doing so allows the investments or borrowings to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Trust may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Distributions: Distributions paid by the Trust are recorded on the ex-dividend dates. Subject to the Trust’s managed distribution plan, the Trust intends to make monthly cash distributions to shareholders, which may consist of net investment income, and net realized and unrealized gains on investments and/or return of capital.

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Notes to Financial Statements (unaudited) (continued)

The character of distributions is determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. The portion of distributions that exceeds the Trust’s current and accumulated earnings and profits, which are measured on a tax basis, will constitute a non-taxable return of capital.

Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Trustees of the Trust (the “Board”), the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees. This has the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.

The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Trust, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Trust until such amounts are distributed in accordance with the Plan.

Indemnifications: In the normal course of business, the Trust enters into contracts that contain a variety of representations that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Trust, which cannot be predicted with any certainty.

Other: Expenses directly related to the Trust are charged to the Trust. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Trust’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Trust is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Trust’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

•

Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.

•

Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

•	Repurchase agreements are valued at amortized cost, which approximates market value.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Trust uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair

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Notes to Financial Statements (unaudited) (continued)

Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Trust might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third-party pricing services utilize one or a combination of, but not limited to, the following inputs.

Standard Inputs Generally Considered By Third-Party Pricing Services

Market approach	(i)	recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;

	(ii)	recapitalizations and other transactions across the capital structure; and

	(iii)	market multiples of comparable issuers.

Income approach	(i)	future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;

	(ii)	quoted prices for similar investments or assets in active markets; and

	(iii)	other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.

Cost approach	(i)	audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;

	(ii)	changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;

	(iii)	relevant news and other public sources; and

	(iv)	known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Trust. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Trust is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Trust could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as

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Notes to Financial Statements (unaudited) (continued)

borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.

Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.

Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or mortgage pass-through securities (the “Mortgage Assets”). The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.

Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

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Notes to Financial Statements (unaudited) (continued)

Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate (“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.

When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.

In connection with floating rate loan interests, the Trust may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statement of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statement of Assets and Liabilities and Statement of Operations. As of period end, the Trust had the following unfunded floating rate loan interests:

Trust Name	Borrower	Par	Commitment Amount	Value	Unrealized Appreciation (Depreciation)

BIT	Athenahealth, Inc.	$389,847	$389,847	$384,000	$(5,848)
	New Arclin U.S. Holding Corp.	30,545	30,393	29,661	(732)
	Sovos Compliance LLC	33,168	33,167	33,103	(64)

Forward Commitments, When-Issued and Delayed Delivery Securities: The Trust may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Trust may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Trust may be required to pay more at settlement than the security is worth. In addition, the Trust is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Trust assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Trust’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions.

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments

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or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedule of Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.

Mortgage Dollar Roll Transactions: The Trust may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Reverse Repurchase Agreements: Reverse repurchase agreements are agreements with qualified third-party broker dealers in which a fund sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. A fund receives cash from the sale to use for other investment purposes. During the term of the reverse repurchase agreement, a fund continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk. If a fund suffers a loss on its investment of the transaction proceeds from a reverse repurchase agreement, a fund would still be required to pay the full repurchase price. Further, a fund remains subject to the risk that the market value of the securities repurchased declines below the repurchase price. In such cases, a fund would be required to return a portion of the cash received from the transaction or provide additional securities to the counterparty.

Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Statement of Assets and Liabilities at face value including accrued interest. Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value. Interest payments made by a fund to the counterparties are recorded as a component of interest expense in the Statement of Operations. In periods of increased demand for the security, a fund may receive a fee for the use of the security by the counterparty, which may result in interest income to a fund.

For the six months ended April 30, 2022, the average daily amount of reverse repurchase agreements outstanding and the weighted average interest rate for the Trust were $369,358,169 and 0.39%, respectively.

Reverse repurchase transactions are entered into by a fund under Master Repurchase Agreements (each, an “MRA”), which permit a fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a fund. With reverse repurchase transactions, typically a fund and counterparty under an MRA are permitted to sell, re-pledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a fund receives or posts securities and cash as collateral with a market value in excess of the repurchase price to be paid or received by a fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

As of period end, the following table is a summary of the Trust’s open reverse repurchase agreements by counterparty which are subject to offset under an MRA on a net basis:

Counterparty	Reverse Repurchase Agreements	Fair Value of Non-Cash Collateral Pledged Including Accrued Interest	(a)	Cash Collateral Pledged/Received	(a)	Net Amount (b)

Barclays Bank PLC	$(48,361,741)	$48,361,741		$—		$—
Barclays Capital Inc.	(46,361,388)	46,361,388		—		—
BNP Paribas S.A.	(76,300,346)	76,300,346		—		—
Cantor Fitzgerald & Company	(80,357,348)	76,955,132		—		(3,402,216)
Credit Agricole Corporate and Investment Bank	(9,116,916)	9,116,916		—		—
Credit Suisse Securities (USA) LLC	(2,469,448)	2,469,448		—		—
HSBC Securities (USA), Inc.	(16,746,362)	16,746,362		—		—
RBC Capital Markets LLC	(74,513,727)	73,697,921		—		(815,806)

	$(354,227,276)	$350,009,254		$—		$(4,218,022)

(a)

Collateral with a value of $385,136,311 has been pledged in connection with open reverse repurchase agreements. Excess of net collateral pledged to the individual counterparty is not shown for financial reporting purposes.

(b)	Net amount represents the net amount payable due to the counterparty in the event of default.

In the event the counterparty of securities under an MRA files for bankruptcy or becomes insolvent, a fund’s use of the proceeds from the agreement may be restricted while the counterparty, or its trustee or receiver, determines whether or not to enforce a fund’s obligation to repurchase the securities.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Trust engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Trust and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.

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Notes to Financial Statements (unaudited) (continued)

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Trust and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Trust is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Trust agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Trust are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and Liabilities. A Trust’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Trust.

Options: The Trust may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.

A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.

Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –unaffiliated and options written at value, respectively, in the Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Trust writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Trust writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statement of Assets and Liabilities.

•

Swaptions — The Trust may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the Trust’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.

In purchasing and writing options, the Trust bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Trust purchasing or selling a security when it otherwise would not, or at a price different from the current market value.

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Trust and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

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Notes to Financial Statements (unaudited) (continued)

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Trust’s counterparty on the swap. The Trust is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Trust is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Pursuant to the contract, the Trust agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.

•

Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).

The Trust may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Trust will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Trust will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

•	Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).

Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.

•

Forward swaps — The Trust may enter into forward interest rate swaps and forward total return swaps. In a forward swap, the Trust and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Trust may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Trust and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Trust may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Trust and the counterparty.

Cash collateral that has been pledged to cover obligations of the Trust and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Trust, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Trust. Any additional required collateral is delivered to/pledged by the Trust on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Trust generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Trust from the counterparties are not fully collateralized, the Trust bears the risk of loss from counterparty non-performance. Likewise, to the extent the Trust has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Trust bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Trust does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.

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Notes to Financial Statements (unaudited) (continued)

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust entered into an Investment Advisory Agreement with the Manager, the Trust’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Trust’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Trust.

For such services, the Trust pays the Manager a monthly fee at an annual rate equal to 0.80% of the average daily value of the Trust’s managed assets.

The Manager entered into a sub-advisory agreement with BlackRock (Singapore) Limited (“BSL”) and BlackRock International Limited (“BIL”) (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BSL and BIL, for services they provide for that portion of the Trust for which BSL and BIL, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Trust to the Manager.

Expense Waivers: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Trust pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Trust. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended April 30, 2022, the amount waived was $4,775.

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Trust’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The agreement can be renewed for annual periods thereafter, and may be terminated on 90 days’ notice, each subject to approval by a majority of the Trust’s Independent Trustees. For the six months ended April 30, 2022, there were no fees waived by the Manager pursuant to this arrangement.

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Trust reimburses the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.

Other Transactions: The Trust may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended April 30, 2022, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:

Trust Name	Purchases	Sales	Net Realized Gain (Loss)

BIT	$616,625	$992,957	$(227,309)

7.	PURCHASES AND SALES

For the six months ended April 30, 2022, purchases and sales of investments, including paydowns/payups, excluding short-term investments, were $596,632,417 and $679,114,506, respectively.

For the six months ended April 30, 2022, purchases and sales related to mortgage dollar rolls were $221,424,402 and $221,686,226, respectively.

8.	INCOME TAX INFORMATION

It is the Trust’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Trust files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Trust’s U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Trust as of April 30, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Trust’s financial statements.

As of October 31, 2021, the Trust had non-expiring capital loss carryforwards, subject to limitations, amounts available to offset future realized capital gains of $27,546,345.

As of April 30, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Trust Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

BIT	$985,619,846	$64,725,824	$(101,141,614)	$(36,415,790)

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Notes to Financial Statements (unaudited) (continued)

9.	PRINCIPAL RISKS

In the normal course of business, the Trust invests in securities or other instruments and may enter into certain transactions, and such activities subject the Trust to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Trust and its investments.

The Trust may invest without limitation in illiquid or less liquid investments or investments in which no secondary market is readily available or which are otherwise illiquid, including private placement securities. The Trust may not be able to readily dispose of such investments at prices that approximate those at which the Trust could sell such investments if they were more widely traded and, as a result of such illiquidity, the Trust may have to sell other investments or engage in borrowing transactions if necessary to raise funds to meet its obligations. Limited liquidity can also affect the market price of investments, thereby adversely affecting the Trust’s NAV and ability to make dividend distributions. Privately issued debt securities are often of below investment grade quality, frequently are unrated and present many of the same risks as investing in below investment grade public debt securities.

Market Risk: The Trust may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Trust to reinvest in lower yielding securities. The Trust may also be exposed to reinvestment risk, which is the risk that income from the Trust’s portfolio will decline if the Trust invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Trust portfolio’s current earnings rate.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Trust may invest in illiquid investments. An illiquid investment is any investment that the Trust reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Trust may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Trust’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Trust may lose value, regardless of the individual results of the securities and other instruments in which the Trust invests.

The price the Trust could receive upon the sale of any particular portfolio investment may differ from the Trust’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Trust’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Trust, and the Trust could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Trust’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Counterparty Credit Risk: The Trust may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Trust manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Trust to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Trust’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Trust.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Trust since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Trust does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Trust.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Trust’s portfolio are disclosed in its Schedule of Investments.

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Notes to Financial Statements (unaudited) (continued)

The Trust invests a significant portion of its assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

The Trust invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Trust may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

The Trust invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a Trust concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the LIBOR. Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Trust may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Trust is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

The Trust is authorized to issue an unlimited number of shares, all of which were initially classified as Common Shares. The Board is authorized, however, to reclassify any unissued Common Shares to Preferred Shares without the approval of Common Shareholders.

Common Shares

For the periods shown, shares issued and outstanding increased by the following amounts as a result of dividend reinvestment:

Trust Name	Six Months Ended 04/30/22	Year Ended 10/31/21

BIT	35,912	74,028

The Trust participates in an open market share repurchase program (the “Repurchase Program”). From December 1, 2021 through November 30, 2022, the Trust may repurchase up to 5% of its outstanding common shares under the Repurchase Program, based on common shares outstanding as of the close of business on November 30, 2021, subject to certain conditions. The Repurchase Program has an accretive effect as shares are purchased at a discount to the Trust’s NAV. There is no assurance that the Trust will purchase shares in any particular amounts. For the six months ended April 30, 2022, the Trust did not repurchase any shares.

The Trust filed a registration statement with the SEC seeking the ability to issue additional Common Shares through an equity shelf program (a “Shelf Offering”), which was declared effective on March 3, 2022. The Trust may not sell any Common Shares in the Shelf Offering until a definitive prospectus relating to the Shelf Offering has been filed with the SEC. Under the Shelf Offering, the Trust, subject to market conditions, may raise additional equity capital from time to time in varying amounts and utilizing various offering methods at a net price at or above the Trust’s NAV per Common Share (calculated within 48 hours of pricing). See Additional Information - Shelf Offering Program for additional information.

Initial costs incurred by the Trust in connection with its Shelf Offering are recorded as “Deferred offering costs” in the Statement of Assets and Liabilities. As shares are sold, a portion of the costs attributable to the shares sold will be charged against paid-in-capital. Any remaining deferred charges at the end of the shelf offering period will be charged to expense.

11.	SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Trust’s financial statements was completed through the date the financial statements were issued and the following items were noted:

The Trust declared and paid or will pay distributions to Common Shareholders as follows:

Trust Name	Declaration Date	Record Date	Payable/ Paid Date	Dividend Per Common Share

BIT	05/02/22	05/16/22	05/31/22	$0.123700
	06/01/22	06/15/22	06/30/22	0.123700

On May 3, 2022, the Trust filed a definitive prospectus with the SEC in connection with its Shelf Offering and may sell additional Common Shares through the Shelf Offering.

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Additional Information

Trust Certification

The Trust is listed for trading on the NYSE and has filed with the NYSE its annual chief executive officer certification regarding compliance with the NYSE’s listing standards. The Trust filed with the SEC the certification of its chief executive officer and chief financial officer required by Section 302 of the Sarbanes-Oxley Act.

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Trust will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Environmental, Social and Governance (“ESG”) Integration

Although a Trust does not seek to implement a specific ESG, impact or sustainability strategy unless otherwise disclosed, Trust management will consider ESG characteristics as part of the investment process for actively managed Trusts. These considerations will vary depending on a Trust’s particular investment strategies and may include consideration of third-party research as well as consideration of proprietary BlackRock research across the ESG risks and opportunities regarding an issuer. Trust management will consider those ESG characteristics it deems relevant or additive when making investment decisions for a Trust. The ESG characteristics utilized in a Trust’s investment process are anticipated to evolve over time and one or more characteristics may not be relevant with respect to all issuers that are eligible for investment. ESG characteristics are not the sole considerations when making investment decisions for a Trust. Further, investors can differ in their views of what constitutes positive or negative ESG characteristics. As a result, a Trust may invest in issuers that do not reflect the beliefs and values with respect to ESG of any particular investor. ESG considerations may affect a Trust’s exposure to certain companies or industries and a Trust may forego certain investment opportunities. While Trust management views ESG considerations as having the potential to contribute to a Trust’s long-term performance, there is no guarantee that such results will be achieved.

Dividend Policy

The Trust’s policy is to make monthly distributions to shareholders. In order to provide shareholders with a more stable level of dividend distributions, the Trust employs a managed distribution plan (the “Plan”), the goal of which is to provide shareholders with consistent and predictable cash flows by setting distribution rates based on expected long-term returns of the Trust.

The distributions paid by the Trust for any particular month may be more or less than the amount of net investment income earned by the Trust during such month. Furthermore, the final tax characterization of distributions is determined after the year-end of the Trust and is reported in the Trust’s annual report to shareholders. Distributions can be characterized as ordinary income, capital gains and/or return of capital. The Trust’s taxable net investment income and net realized capital gains (“taxable income”) may not be sufficient to support the level of distributions paid. To the extent that distributions exceed the Trust’s current and accumulated earnings and profits, the excess may be treated as a non-taxable return of capital.

A return of capital is a return of a portion of an investor’s original investment. A return of capital is not expected to be taxable, but it reduces a shareholder’s tax basis in his or her shares, thus reducing any loss or increasing any gain on a subsequent disposition by the shareholder of his or her shares. It is possible that a substantial portion of the distributions paid during a calendar year may ultimately be classified as return of capital for U.S. federal income tax purposes when the final determination of the source and character of the distributions is made.

Such distributions, under certain circumstances, may exceed the Trust’s total return performance. When total distributions exceed total return performance for the period, the difference reduces the Trust’s total assets and net asset value (“NAV”) per share and, therefore, could have the effect of increasing the Trust’s expense ratio and reducing the amount of assets the Trust has available for long term investment.

General Information

The Trust does not make available copies of its Statement of Additional Information because the Trust’s shares are not continuously offered, which means that the Statement of Additional Information of the Trust has not been updated after completion of the Trust’s offerings and the information contained in the Trust’s Statement of Additional Information may have become outdated.

BIT’s Statement of Additional Information includes additional information about its Board and is available, without charge upon request by calling (800)-882-0052.

The following information is a summary of certain changes since October 31, 2021. This information may not reflect all of the changes that have occurred since you purchased the Trust.

Except if noted otherwise herein, there were no changes to the Trust’s charter or by-laws that would delay or prevent a change of control of the Trust that were not approved by the shareholders.

In accordance with Section 23(c) of the Investment Company Act of 1940, the Trust may from time to time purchase shares of its common stock in the open market or in private transactions.

A D D I T I O N A L I N F O R M A T I O N	65

Additional Information  (continued)

General Information (continued)

On December 17, 2019, the Trust filed a lawsuit against Aviron Capital, LLC (“Aviron”) and its principal officer relating to a loan on which Aviron defaulted. On December 19, 2019, the Trust obtained a court order removing Aviron’s principal officer and replacing him with a chief restructuring officer chosen by BIT. The lawsuit is currently pending and the outcome is uncertain.

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Trust may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Trust and does not, and is not intended to, incorporate BlackRock’s website in this report.

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports by enrolling in the electronic delivery program. Electronic copies of shareholder reports are available on BlackRock’s website.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial adviser. Please note that not all investment advisers, banks or brokerages may offer this service.

Householding

The Trust will mail only one copy of shareholder documents, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Trust at (800) 882-0052.

Availability of Quarterly Schedule of Investments

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT is available on the SEC’s website at sec.gov. Additionally, the Trust makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.

Availability of Proxy Voting Policies, Procedures and Voting Records

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities and information about how the Trust voted proxies relating to securities held in the Trust’s portfolio during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 882-0052; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.

Availability of Trust Updates

BlackRock will update performance and certain other data for the Trust on a monthly basis on its website in the “Closed-end Funds” section of blackrock.com as well as certain other material information as necessary from time to time. Investors and others are advised to check the website for updated performance information and the release of other material information about the Trust. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trust and does not, and is not intended to, incorporate BlackRock’s website in this report.

Shelf Offering Program

From time to time, BIT may seek to raise additional equity capital through a Shelf Offering. In a Shelf Offering, BIT may, subject to market conditions, raise additional equity capital by issuing new Common Shares from time to time in varying amounts at a net price at or above BIT’s net asset value (“NAV”) per Common Share (calculated within 48 hours of pricing). While any such Shelf Offering may allow BIT to pursue additional investment opportunities without the need to sell existing portfolio investments, it could also entail risks – including that the issuance of additional Common Shares may limit the extent to which the Common Shares are able to trade at a premium to NAV in the secondary market.

On March 3, 2022, BIT’s registration statement with the SEC to issue additional Common Shares through a Shelf Offering was declared effective. BIT may not sell any Common Shares in a Shelf Offering until a definitive prospectus relating to the Shelf Offering has been filed with the SEC. This report and the prospectus of BIT are not offers to sell BIT Common Shares or solicitations of an offer to buy BIT Common Shares in any jurisdiction where such offers or sales are not permitted. The prospectus of BIT contains important information about BIT, including its investment objective, risks, charges and expenses. Investors are urged to read the prospectus of BIT carefully and in its entirety before investing. Copies of the final prospectus for BIT can be obtained from BlackRock at blackrock.com, when available.

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Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Trust and Service Providers

Investment Adviser

BlackRock Advisors, LLC

Wilmington, DE 19809

Sub-Adviser

BlackRock International Limited

Edinburgh, EH3 8BL

United Kingdom

BlackRock (Singapore) Limited

079912 Singapore

Accounting Agent and Custodian

State Street Bank and Trust Company

Boston, MA 02111

Transfer Agent

Computershare Trust Company, N.A.

Canton, MA 02021

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02116

Legal Counsel

Willkie Farr & Gallagher LLP

New York, NY 10019

Address of the Trust

100 Bellevue Parkway

Wilmington, DE 19809

A D D I T I O N A L I N F O R M A T I O N	67

Glossary of Terms Used in this Report

Currency Abbreviation

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

IDR	Indonesian Rupiah

USD	United States Dollar

Portfolio Abbreviation

CAB	Capital Appreciation Bonds

CDI	CREST Depository Interest

CLO	Collateralized Loan Obligation

CME	Chicago Mercantile Exchange

CMT	Constant Maturity Treasury

CR	Custodian Receipt

DAC	Designated Activity Company

DIP	Debtor-In-Possession

EURIBOR	Euro Interbank Offered Rate

GO	General Obligation Bonds

LIBOR	London Interbank Offered Rate

PCL	Public Company Limited

PIK	Payment-in-Kind

RB	Revenue Bond

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

SAB	Special Assessment Bonds

SOFR	Secured Overnight Financing Rate

TBA	To-Be-Announced

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Want to know more?

blackrock.com    |    800-882-0052

This report is intended for current holders. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.

BIT-04/22-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable to this semi-annual report

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies

(a) Not Applicable to this semi-annual report

(b) As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable due to no such purchases during the period covered by this report.

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 13 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Section 302 Certifications are attached

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Multi-Sector Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Multi-Sector Income Trust

Date: June 23, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Multi-Sector Income Trust

Date: June 23, 2022

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Multi-Sector Income Trust

Date: June 23, 2022